As filed with the Securities and Exchange Commission on May 1, 2000

                                             Registration No. 33-16611
--------------------------------------------------------------------------------


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                            -----------------------

                                   FORM S-6
                      Post-Effective Amendment No. 15 to
                         Registration Statement Under
                          THE SECURITIES ACT OF 1933
                            ----------------------

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT V
                             (Exact name of trust)

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                              (Name of depositor)

                              JOHN HANCOCK PLACE
                          BOSTON, MASSACHUSETTS 02117
         (Complete address of depositor's principal executive offices)
                             --------------------

                             RONALD J. BOCAGE,ESQ.
                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
                       JOHN HANCOCK PLACE, BOSTON, 02117
               (Name and complete address of agent for service)
                             --------------------

                                   Copy to:
                           THOMAS C. LAUERMAN, ESQ.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                            Washington, D.C.  20036
                             --------------------

It is proposed that this filing become effective(check appropriate box)

   [ ]immediately upon filing pursuant to paragraph (b) of Rule 485
   ---

   [X]on May 1, 2000 pursuant to paragraph (b) of Rule 485
   ---
   [ ]60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ---
   [ ]on (date) pursuant to paragraph (a)(1) of Rule 485
   ---

If appropriate check the following box

   [ ]this post-effective amendment designates a new effective date for a
   ---
previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

                           PROSPECTUS DATED MAY 1, 2000

                                     FLEX-V1

                a scheduled premium variable life insurance policy
                                    issued by

             JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")

                          JHVLICO LIFE SERVICING OFFICE
                          -----------------------------
                                 EXPRESS DELIVERY
                                 ----------------
                              529 Main Street (X-4)
                              Charlestown, MA 02129
                                    U.S. MAIL
                                    ---------
                                   P.O. Box 111
                                 Boston, MA 02117

                   PHONE: 1-800-732-5543 / FAX: 1-617-886-3048

  The policy provides an investment option with fixed rates of return declared by JHVLICO and the following variable investment options:

VARIABLE INVESTMENT OPTION                               MANAGED BY
--------------------------                               ----------
------------------------------------------------------------------------------------------------------------
  Managed. . . . . . . .. . . . . . . . . . . . . . .    Independence Investment Associates, Inc.
  Growth & Income . . . .                                Independence Investment Associates, Inc.
  Equity Index . . . . .                                 State Street Global Advisors
  Large Cap Value . . . .                                T. Rowe Price Associates, Inc.
  Large Cap Growth . . .                                 Independence Investment Associates, Inc.
  Mid Cap Value . . . . .                                Neuberger Berman, LLC
  Mid Cap Growth . . . .                                 Janus Capital Corporation
  Real Estate Equity . .                                 Independence Investment Associates, Inc.
  Small/Mid Cap CORE . .                                 Goldman Sachs Asset Management
  Small/Mid Cap Growth.                                  Wellington Management Company, LLP
  Small Cap Value . . . .                                INVESCO Management & Research, Inc.
  Small Cap Growth . . .  . . . . . . . . . . . . . . .  John Hancock Advisers, Inc.
  Global Equity. . . . .                                 Scudder Kemper Investments, Inc
  Global Balanced . . . .                                Brinson Partners, Inc.
  International Equity Index . . . . . . . . . . . . .   Independence International Associates, Inc.
  International Opportunities . . . . . . . . . . . . .  Rowe Price-Fleming International, Inc.
                                                         Morgan Stanley Dean Witter Investment Management,
  Emerging Markets Equity . . . . . . . . . . . . . . .   Inc.
  Short-Term Bond . . . .                                Independence Investment Associates, Inc.
  Bond Index . . . . . .                                 Mellon Bond Associates, LLP
  Active Bond . . . . . . . . . . . . . . . . . . . . .  John Hancock Advisers, Inc.
  Global Bond . . . . . . . . . . . . . . . . . . . . .  J.P. Morgan Investment Management, Inc.
  High Yield Bond . . . .                                Wellington Management Company, LLP
  Money Market . . . . .                                 John Hancock Life Insurance Company
------------------------------------------------------------------------------------------------------------



     We may add, modify or delete variable investment options in the future.

  When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of the John Hancock Variable Series Trust I (the "Trust"). The Trust is a mutual fund that offers a number of different investment options (which are called "funds"). The investment results of each variable investment option you select will depend on those of the corresponding fund of the Trust. Attached to this prospectus is a prospectus for the Trust that contains detailed information about each fund offered under the policy. Be sure to read the prospectus for the Trust before selecting any of the variable investment options shown on page 1.

                             GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a policy or exercise any of your rights under the policy. However, please keep in mind that this is a prospectus - - it is not the policy. The prospectus
                                         ---
simplifies many policy provisions to better communicate the policy's essential features. Your rights and obligations under the policy will be determined by the language of the policy itself. When you receive your policy, read it carefully.

  This prospectus is arranged in the following way:

     . The section which follows is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

     . Behind the Basic Information section are illustrations of hypothetical policy benefits that help clarify how the policy works. These start on page 23.

     . Behind the illustrations is a section called "Additional Information"
       that gives more details about the policy. It generally does not
                                                                   ---
       repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 32.

     . Behind the Additional Information section are the financial statements for JHVLICO and Separate Account V. These start on page 45.

     . Finally, there is an Alphabetical Index of Key Words and Phrases at the back of the prospectus on page 88.

 After the Alphabetical Index of Key Words and Phrases, this prospectus ends and the Trust prospectus begins.

                                    **********

 Please note that the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                BASIC INFORMATION

  This part of the prospectus provides answers to commonly asked questions about the policy. Here are the page numbers where the questions and answers appear:

Question                                                    Beginning on page
--------
 .What is the policy?. . . . . . . . . . . . . . .                   4
 .Who owns the policy?. . . . . . . . . . . . . .                    4
 .How can I invest money in the policy?. . . . . .                   4
 .Is there a minimum amount I must invest?. . . .                    6
 .How will the value of my investment in the policy change           9
over time?. . . . . . . . . . . . . . . . . . . .
 .What is the "Excess Value" of the policy and how is it            10
applied?. . . . . . . . . . . . . . . . . . . . .
 .What charges will JHVLICO deduct from my investment in            12
the policy?. . . . . . . . . . . . . . . . . . .
 .What charges will the Trust deduct from my investment in          14
the policy?. . . . . . . . . . . . . . . . . . .
 .What other charges could JHVLICO impose in the future?            15
 .How can I change my policy's investment allocations?              15
 .How can I access my investment in the policy?. .                  16
 .How much will JHVLICO pay when the insured person dies?           17
 .How can I change my policy's insurance coverage?                  18
 .Can I cancel my policy after it's issued?. . . .                  18
 .Can I choose the form in which JHVLICO pays out policy            19
proceeds?. . . . . . . . . . . . . . . . . . . .
 .To what extent can JHVLICO vary the terms and conditions
 of its policies in particular cases?. . . . . .                   20
 .How will my policy be treated for income tax purposes?            20
 .How do I communicate with JHVLICO?. . . . . . .                   21

 WHAT IS THE POLICY?

  The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary if the insured person dies (we call this the "death benefit") may be similarly affected.

  While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

     . Determine when and how much you invest in the various investment options

     . Borrow amounts you have in the investment options

     . Withdraw any amount we consider to be "Excess Value" in your policy

     . Change the beneficiary who will receive the death benefit

     . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

     . Reduce the amount of insurance by surrendering part of the policy

     . Choose the form in which we will pay out the death benefit or other proceeds

 Most of these options are subject to limits that are explained later in this prospectus.

 WHO OWNS THE POLICY?

  That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

 HOW CAN I INVEST MONEY IN THE POLICY?

Premium Payments

  We call the investments you make in the policy "premiums" or "premium payments". Premiums are scheduled and payable during the lifetime of the insured person in accordance with our established rules and rates. Premiums are payable at our Life Servicing Office on or before the due date specified in the policy.

  After the payment of the Minimum First Premium (see "Minimum Premium Requirements" below) there are three scheduled due dates in the first policy year. Due dates are the last business day in the third, sixth and ninth policy months. In the second policy year, the scheduled due dates are the last business day in the sixth and twelfth policy months. In the third and all later policy years, the scheduled due date is the last business day of the policy year.

  You may pay more than the Required Premium during a policy year and may ask to be billed for an amount greater than any Required Premium. You may also pay amounts in addition to any billed amount. However, each premium payment must be at least $25. We reserve the right to limit premium payments above the amount of the cumulative Required Premiums due on the policy.

  The ability to pay more than the Required Premium provides you with considerable payment flexibility in meeting the premium requirements of the policy. Consider a policy with a $1,000 Required Premium and where you pay $1,250 in each of the first eight policy years. If none of the additional premium of $2,000 is applied under a Value Option (see "Value Options" on page
10), the policy will remain in force for at least ten years without any further premium payments. During each of these ten years, the premium received ($1,250 a year for eight years) at least equals the aggregate Required Premiums ($1,000 a year for 10 years) on the scheduled due dates. In other words, the payment of more than the Required Premium in a year can be relied upon to satisfy the Required Premium requirements in later years. If, however, you were to apply $500 of the additional premium to a Value Option, then only $1,500 would remain to meet Required Premiums. The policy would remain in force for at least 9 years but a payment of $500 may be necessary by the end of the tenth policy year to keep the policy in force.

Maximum premium payments

  Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. We'll monitor your premium payments and let you know if you're about to exceed this limit. More discussion of these tax law requirements begins on page 39.

  Also, we may refuse to accept any amount of an additional premium if that amount of premium would increase our insurance risk exposure, and the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance. In no event, however, will we refuse to accept any premium necessary to prevent the policy from terminating.

Ways to pay premiums

  If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Variable Life Insurance Company." Premiums after the first must be sent to the JHVLICO Life Servicing Office at the appropriate address shown on page 1 of this prospectus.

  We will also accept premiums:

     . by wire or by exchange from another insurance company,

     . via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or
              -------

     . if we agree to it, through a salary deduction plan with your employer.

 You can obtain information on these other methods of premium payment by contacting your JHVLICO representative or by contacting the JHVLICO Life Servicing Office.

 IS THERE A MINIMUM AMOUNT I MUST INVEST?

Minimum Premium Requirements

  An amount of Required Premium (see "Required Premiums" below) is determined at the start of each policy year. Generally, the full amount of Required Premium must be paid by the last scheduled due date of the policy year. In the first and second policy years, however, there are additional requirements.

  In the first policy year, a Minimum First Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. The Minimum First Premium is equal to the greater of $150 or one-fourth of the Required Premium. Also in the first policy year, one-half of the Required Premium must be received on or before the last business day in the third policy month and three-quarters of the Required Premium must be received on or before the last business day in the sixth policy month.

  In the second policy year, one-half of the Required Premium for the second policy year must be received on or before the last business day in the sixth policy month.

  Premium requirements are met by premium payments on a cumulative basis. For example, the premium requirement on all scheduled due dates of the first policy year would be met if the full Required Premium for the first policy year were paid at issue of the policy.

  Generally, we count all premiums received when we determine whether the premium requirement is met on a scheduled due date. This cumulative amount of premiums received is reduced for this purpose by amounts withdrawn from the premium component of Excess Value and amounts applied from the premium component to any Value Option other than the Accumulate Option. The premium requirement will also be deemed satisfied on the last business day of the second or any later policy year if any Excess Value is available on the scheduled due date. See "Value Options" on page 10.

  Failure to satisfy a premium requirement on a scheduled due date may cause the policy to terminate. See "Lapse" and "Options on Lapse".

Choice of Premium Schedule

  At the time of application, you can select either a Level Schedule or a Modified Schedule as the basis for the Basic Premium on the policy. The Modified Schedule alternative is not available if the insured person is over age 70 on the issue date of the policy. If the Level Schedule is chosen, the Basic Premium will never increase during the lifetime of the insured person. With the Level Schedule, the Basic Premium is completely insulated from any adverse investment performance. If the Modified Schedule is chosen, the Basic Premium is initially lower than under the Level Schedule. However, a premium recalculation (described below) must occur no later than the policy anniversary nearest the insured person's 72nd birthday. At the time of the premium recalculation, we determine a new Basic Premium which is payable through the remaining lifetime of the insured person.

  A comparison of the Basic Premiums at issue under the Level and Modified Schedules for a Sum Insured at issue of $100,000 for a male is shown below:


 Issue
  Age       Level       Modified
 -----      -----       --------
  25      $1,113.00     $  708.00
  40      $1,954.00     $1,305.00
  55      $3,869.00     $2,585.00




Required Premiums

  The Required Premium determined at the start of each policy year equals an amount for the Basic Death Benefit ("Basic Premium") or $300 if the annual Basic Premium is less than $300, plus any additional premium for extra mortality risk or additional insurance benefits that have been purchased. The Basic Premium is a level amount that does not change if the Level Schedule is selected. If the Modified Schedule is selected, the Basic Premium does not change until the premium recalculation occurs. See "Premium recalculation" on page 9.

  If the account value on the business day immediately preceding the policy anniversary, when multiplied by the Death Benefit Factor on that policy anniversary, is equal to or greater than the Guaranteed Death Benefit, then no Required Premium is applicable to the following policy year. This means that even if no premium is paid during the policy year, the premium requirement will be met on the scheduled due date at the end of the policy year. If applicable, we will mail a written notice to you within 10 days after any policy anniversary stating that no premium payment is required in that policy year.

Lapse

  Any amount of premium required to keep the policy in force is in default if not paid on or before its scheduled due date, but the policy provides a 61-day grace period for the payment of each such amount. (This grace period does not apply to the receipt of the Minimum First Premium.) The policy continues in full force during the grace period. If the insured person dies during the grace period, we will deduct the amount in default from the death benefit. During the grace period, you cannot make transfers among investment options or make a partial withdrawal or policy loan.

  If your policy enters a grace period, we will notify you of how much you will need to pay to keep the policy in force. If you don't pay at least the required amount by the end of the grace period, your policy will terminate (i.e., lapse).

Options on Lapse

  If a policy lapses, we apply the surrender value on the date of lapse to one of three options for continued insurance that does not require further payment of premium: Variable Paid-Up Insurance, Fixed Paid-Up Insurance or Fixed Extended Term Insurance on the life of the insured person, commencing on the date of lapse.

  Both the Variable and Fixed Paid-Up Insurance options provide an amount of paid-up whole life insurance, determined in accordance with the policy, which the surrender value will purchase. The amount of Variable Paid-Up Insurance may then increase or decrease, subject to any guarantee, in response to the investment experience of the variable investment options. The Fixed Paid-Up Insurance option provides a fixed and level amount of insurance. The Fixed Extended Term Insurance option provides a fixed amount of insurance determined in accordance with the policy, with the insurance coverage continuing for as long a period as the available policy surrender value will purchase.

  The Variable Paid-Up Insurance option is not available unless its initial amount is at least $5,000. If you have elected no option before the end of the grace period, the Fixed Extended Term Insurance option automatically applies unless the amount of Fixed Paid-Up Insurance would equal or exceed the amount of Fixed Extended Term Insurance or unless the insured person is a substandard risk. In either of the latter cases, Fixed Paid-Up Insurance is provided.

  You may surrender a policy that is being continued under any of these options for the option's surrender value while the insured person is living. Loans may be available under the Variable and Fixed Paid-Up Insurance options.

Reinstatement

  You can still reactivate (i.e., "reinstate") a lapsed policy within 3 years from the beginning of the grace period, unless the surrender value has been paid out or otherwise exhausted or the period of any Fixed Extended Term Insurance has expired. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy.

Premium recalculation

  You may elect the premium recalculation applicable to any policy on a Modified Schedule at any time after the first policy anniversary up to the policy anniversary nearest the insured person's 72nd birthday. If elected, the premium recalculation will be effected on the policy anniversary next following receipt at our Life Servicing Office of satisfactory written notice. If not elected sooner, we will be effect the premium recalculation on the policy anniversary nearest the insured person's 72nd birthday.

  The new Basic Premium resulting from a premium recalculation may be less than, equal to or greater than the original Basic Premium but it will never exceed the maximum Basic Premium shown in the policy. The new Basic Premium depends on the insured person's sex and age, the Guaranteed Death Benefit under the policy and the account value on the business day immediately preceding the date of the premium recalculation.

  A charge will be made if the new Basic Premium is below the Basic Premium on the Level Schedule for the insured person's age at issue of the policy. The charge (currently1 1/2%) will not exceed 3% of the amount of account value applied by us to reduce the new Basic Premium to an amount below the Basic Premium which would have been payable on the Level Schedule for the insured person's age at issue. See "Guaranteed death benefit charge" on page 13.

 HOW WILL THE VALUE OF MY INVESTMENT IN THE POLICY CHANGE OVER TIME?

  From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected.

  Over time, the amount you've invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of the Trust and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "What charges will JHVLICO deduct from my investment in the policy?" below.

  The amount you've invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. The current declared rate will also appear in the annual statement we will send you. Amounts you invest in the fixed investment option will not be
                                                                         ---
subject to the mortality and expense risk charge or the guaranteed death benefit charge described on page 13. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

  At any time, the "account value" of your policy is equal to:

     . the amount you invested,

     . plus or minus the investment experience of the investment options you've chosen,

     . minus all charges we deduct, and

     . minus all partial withdrawals of Excess Value you have made.

 If you take a loan on the policy, however, your account value will be computed somewhat differently. This is discussed beginning on page 16.

 WHAT IS THE "EXCESS VALUE" OF THE POLICY AND HOW IS IT APPLIED?

Excess Value and its components

  As of the last business day in each policy year, we compare the account value of the policy against the "Benchmark Value" (described below) to determine if any "Excess Value" exists under the policy. Excess Value is any amount of account value greater than the Benchmark Value.

  The policy statements that we send you (see "Reports that you will receive" on page 41) will specify the amount of any Excess Value at the end of the reporting period. If you wish this information at any other time, you may contact your JHVLICO representative or telephone us at 1-800-732-5543.

  Benchmark Value can be thought of as what the guaranteed cash value would be under an otherwise comparable non-variable whole life policy. It is the amount we deem necessary to support your policy's benefits at any time based on accepted actuarial methods and assumptions.

  The Benchmark Value depends upon the policy's Guaranteed Death Benefit, the Required Premium, any outstanding loan, the sex and attained age of the insured person, and any contingent deferred sales charge. The formula describing precisely how Benchmark Value is calculated on each policy anniversary is set forth in the policy. In general, the Benchmark Value increases as more guarantees are provided in the policy, either in the form of higher Guaranteed Death Benefits or lower premiums. If there is a loan outstanding, the Benchmark Value will not be less than 110% of the outstanding loan amount. The Benchmark Value generally increases over the life of the policy, as the attained age of the insured person increases.

  Excess Value may arise from two sources. The "premium component" is that portion of Excess Value up to the amount by which the cumulative premiums paid (excluding amounts from this component previously withdrawn) exceed the cumulative amount of Required Premiums due to date. The "experience component" is that portion of Excess Value above the premium component and arises out of favorable investment experience or lower than maximum insurance and expense charges.

Value Options

  If Excess Value is available on a policy anniversary, any premium component and experience component will be applied under Value Options you elect. Either component may be applied to any available Value Option except that the premium component must be applied to the Accumulate Option until the second policy anniversary. The amounts to be applied will be determined in accordance with your election and in accordance with our then current rules. A change in an election will be effective as of the policy anniversary next following its date of receipt in writing at our Life Servicing Office or, if subject to underwriting rules, its date of approval. Any change in election does not affect amounts previously applied under any Value Option.

  The policy includes three Value Options:

  The Accumulate Option leaves any Excess Value in the account value and does not affect the guarantees under the policy. The Accumulate Option is available on both premium schedules and no limit is placed on the amount that may be applied from either the premium component or the experience component.

  The Extra Death Benefit Option increases the amount of Guaranteed Death Benefit. The Extra Death Benefit Option is available on both premium schedules. No limit is placed on the amount that may be applied from the experience component. The amount that may be applied from the premium component is limited to an amount that depends upon the Sum Insured at issue and the insured person's age at issue of the policy. Amounts applied from the premium component reduce the cumulative amount of premiums received under the policy for purposes of determining whether the policy will continue to remain in force. A guaranteed death benefit charge (see "What charges will JHVLICO deduct from my investment in the policy?" on page 12) is made against the account value to cover the risk assumed by us in providing the increased Guaranteed Death Benefit. The Extra Death Benefit Value Option may not be available if the insured person is an extra mortality risk.

  The increase in Guaranteed Death Benefit equals the amount applied less the guaranteed death benefit charge times the Death Benefit Factor shown in the policy. An increase in the Guaranteed Death Benefit may increase the amount at risk under the policy which would increase the amount of the insurance charge. See "What charges will JHVLICO deduct from my investment in the policy?". You may decrease the amount of any Extra Death Benefit on the policy. Depending upon the amount of account value under a policy, a decrease may result in an amount of Excess Value which you may take as a partial withdrawal. See "Partial withdrawals of Excess Value" on page 16. Any decrease is effective at the end of the business day in which we receive written notice of the request.

  The Basic Premium Reduction Option permanently decreases the amount of the Basic Premium that would otherwise have to be paid in a policy year to avoid a lapse at the end of the year. The Basic Premium Reduction Option is available only on the Level Schedule. No limit is currently placed on the amount that may be applied from either component except that the Basic Premium may not be reduced below zero. Amounts applied from the premium component reduce the cumulative amounts of premiums received under the policy for purposes of determining whether the policy will continue to remain in force. A guaranteed death benefit charge is made against the account value to cover the risk assumed by us that the Guaranteed Death Benefit will remain in effect notwithstanding the lower future premiums. The reduction in Basic Premium equals the amount applied, less the guaranteed death benefit charge, divided by the Premium Credit Factor shown in the policy. The Premium Credit Factor depends upon the sex and the then attained age of the insured person. The Premium Credit Factor decreases from year to year as the attained age of the insured person increases. For example, the Premium Credit Factor for a female age 60 is 13.6798, and for a female age 61 is 13.3382.

 WHAT CHARGES WILL JHVLICO DEDUCT FROM MY INVESTMENT IN THE POLICY?

Deductions from premium payments

 . Premium processing charge - A charge, not to exceed $2, to cover premium
 ---------------------------
  collection and processing costs. The charge is currently $2 but may be different for payments made under special billing arrangements acceptable to us.

 . Premium tax charge - A charge to cover state premium taxes we currently
 --------------------
  expect to pay, on average. This charge is currently 2.5% of each premium.

 . Premium sales charge - A charge to help defray our sales costs. The
 ----------------------
  charge is 4.5% of the premiums you pay each policy year (after deduction of the premium processing charge). We currently waive this charge for policies with a Sum Insured of $250,000 or higher, but continuation of that waiver is not guaranteed.

Deductions from account value

 . Issue charge - A charge to help defray our administrative costs. This
 --------------
  charge has two parts: (1)_a flat dollar charge of $240, and (2) a charge of 48c per $1,000 of Sum Insured at issue. The charge is deducted in 48 equal monthly installments. If the policy lapses or is surrendered before the full amount of the charge has been deducted, the remainder will be deducted from the surrender value.

 . Maintenance charge - A monthly charge to help defray our administrative
 --------------------
  costs. This charge is also in two parts: (1) a flat dollar charge of up to $4, and (2) a charge of 2c per $1,000 of the current Sum Insured. This charge currently cannot exceed $6.75 per month, but this limit is not guaranteed and may be withdrawn or modified at any time.

 . Insurance charge - A monthly charge for the cost of insurance. To
 ------------------
  determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance
                                                -------
  rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than rates based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The table of rates we use will depend on the insurance risk characteristics and gender of the insured person, the current Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.) We will charge lower current insurance rates under a policy with a current Sum Insured of $250,000 or more if the insured person is over age 32 and in the standard underwriting class or is over age 34 and in the preferred underwriting class.

 . Guaranteed death benefit charge - A monthly charge for our guarantee that
 ---------------------------------
  the death benefit will never be less than the Sum Insured. This charge is currently 1c per $1,000 of the Sum Insured at the time the charge is deducted. We guarantee that this charge will never exceed 3c per $1,000 of the Sum Insured at the time the charge is deducted. When an Extra Death Benefit Value Option is exercised, we guarantee a higher Guaranteed Death Benefit. When a Basic Premium Reduction Value Option is exercised, we provide the same Guaranteed Death Benefit with less premiums. In either event, we make a one-time deduction from the amount applied as compensation for making the additional guarantee. The current charge is1 1/2% of the amount applied. We may increase this charge, but it will never exceed 3% of the amount applied.

 . Extra mortality risk charge - An insured person who does not qualify for
   ---------------------------
  either the preferred or standard underwriting class must pay an additional Required Premium because of the extra mortality risk. We collect this additional premium in two ways: up to 7% of the additional premium is deducted from premiums when paid and the remainder of the additional premium is deducted monthly from your policy's account value in equal installments. An insured who is charged an additional Required Premium because of the extra mortality risk may not be eligible to exercise the Extra Death Benefit Value Option.

 . M &E charge - A daily charge for mortality and expense risks we assume.
   -----------
  This charge is deducted from the variable investment options. It does not apply to the fixed investment option. The current charge is at an effective annual rate of .60% of the value of the assets in each variable investment option. We guarantee that this charge will never exceed an effective annual rate of .60%.

 . Optional insurance benefits charges - An additional Required Premium must
 -------------------------------------
  be paid if you elect to purchase any additional insurance benefit that is added to the policy by means of a rider. We collect this additional premium in two ways: up to 7% of the additional premium is deducted from premiums when paid and the remainder of the additional premium is deducted monthly from your policy's account value in equal installments.

 . Premium recalculation charge - When a premium recalculation is effected
 ------------------------------
  on policy on a Modified Schedule, and the new Basic Premium is less than the Basic Premium on the Level Schedule for the insured person's age at issue of the policy, a one-time deduction is made from the amount applied as compensation for the additional guarantee. The current charge is1 1/2% of the amount applied to reduce the new Basic Premium to an amount below the Basic Premium on the Level Schedule for the insured person's age at issue. We may increase this charge, but it will never exceed 3% of the amount applied.

 . Contingent deferred sales charge ("CDSC") - A charge we deduct if the
 -------------------------------------------
  policy lapses or is surrendered within the first fourteen policy years. We deduct this charge to compensate us for sales expenses that we would otherwise not recover in the event of early lapse or surrender. The CDSC is a percentage of the lesser of (a) the total amount of premiums you have actually paid before the date of surrender or lapse and (b) the sum of the Modified Premiums or portions thereof due (whether or not actually paid) on or before the date of surrender or lapse.

                                                   Maximum Contingent Deferred Sales
                                                   Charge as a Percentage of Modified
                                                     Premiums Due Through Effective
      For Surrenders or Lapses Effective During:      Date of Surrender or Lapse*
      ------------------------------------------   ----------------------------------
      Policy years 1-8  . . . . . . . . . . . .                  15.00%
      Policy year 9 . . . . . . . . . . . . . .                  14.38%
      Policy year 10  . . . . . . . . . . . . .                  13.89%
      Policy year 11  . . . . . . . . . . . . .                  10.80%
      Policy year 12  . . . . . . . . . . . . .                   7.35%
      Policy year 13  . . . . . . . . . . . . .                   4.50%
      Policy year 14  . . . . . . . . . . . . .                   2.08%
      Policy year 15 and later. . . . . . . . .                      0%



     *A slightly lower percentage than that shown applies for the last business day of policy years 8 through 14.

  The amount of the CDSC is calculated on the basis of the premium under the Modified Schedule for the attained age of the insured person at the time the policy is issued, regardless of whether the policy uses the Level Schedule or the Modified Schedule. At issue ages higher than 57, the maximum CDSC percentage is reached at an earlier policy year and may be reduced to zero over a shorter number of years.

 . Partial withdrawal charge - A charge for each partial withdrawal of
 ---------------------------
  Excess Value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $25 or 2% of the amount withdrawn.

 WHAT CHARGES WILL THE TRUST DEDUCT FROM MY INVESTMENT IN THE POLICY?

  The Trust must pay investment management fees and other operating expenses. These fees and expenses are different for each fund of the Trust and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. The figures in the following chart are expressed as percentages of each fund's average daily net assets for 1999 (rounded to two decimal places). The percentages reflect the investment management fees that were payable for1999 and the 1999 other operating expenses that would have been allocated to the funds under the allocation rules currently in effect.


                                          Other     Total Fund      Other Operating
                          Investment     Operating  Operating           Expenses
Fund Name               Management Fee   Expenses    Expenses    Absent Reimbursement*
---------               --------------  ----------  ----------  -----------------------
Managed . . . . . . .       0.32%         0.03%       0.35%              0.03%
Growth & Income . . .       0.25%         0.03%       0.28%              0.03%
Equity Index. . . . .       0.14%         0.00%       0.14%              0.08%
Large Cap Value . . .       0.74%         0.10%       0.84%              0.11%
Large Cap Growth. . .       0.36%         0.03%       0.39%              0.03%
Mid Cap Value . . . .       0.80%         0.10%       0.90%              0.12%
Mid Cap Growth. . . .       0.82%         0.10%       0.92%              0.11%
Real Estate Equity. .       0.60%         0.10%       0.70%              0.10%
Small/Mid Cap CORE. .       0.80%         0.10%       0.90%              0.66%
Small/Mid Cap Growth        0.75%         0.10%       0.85%              0.10%
Small Cap Value . . .       0.80%         0.10%       0.90%              0.16%
Small Cap Growth. . .       0.75%         0.10%       0.85%              0.14%
Global Equity . . . .
Global Balanced** . .       0.85%         0.10%       0.95%              0.46%
International Equity
 Index. . . . . . . .       0.16%         0.10%       0.26%              0.22%
International
 Opportunities. . . .       0.87%         0.10%       0.97%              0.29%
Emerging Markets
 Equity . . . . . . .       1.27%         0.10%       1.37%              2.17%
Short-Term Bond . . .       0.30%         0.10%       0.40%              0.13%
Bond Index. . . . . .       0.15%         0.10%       0.25%              0.20%
Active Bond** . . . .       0.25%         0.03%       0.28%              0.03%
Global Bond . . . . .       0.69%         0.10%       0.79%              0.15%
High Yield Bond . . .       0.65%         0.10%       0.75%              0.39%
Money Market. . . . .       0.25%         0.06%       0.31%              0.06%

* John Hancock reimburses a fund when the fund's other operating expenses exceed 0.10% of the fund's average daily net assets (0.00% for Equity Index).
** Global Balanced was formerly "International Balanced" and Active Bond was formerly "Sovereign Bond".

 WHAT OTHER CHARGES COULD JHVLICO IMPOSE IN THE FUTURE?

  Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, additional income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

  We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels and with changes in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

  Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

 HOW CAN I CHANGE MY POLICY'S INVESTMENT ALLOCATIONS?

Future premium payments

  At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing account value

  You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount.

  Under our current rules, you can make transfers out of any variable investment option anytime you wish. However, transfers out of the fixed investment option are currently subject to the following restrictions:

 . You can only make such a transfer once a year and only during the 31 day period following your policy anniversary.

 . We must receive the request for such a transfer during the period beginning 60 days prior to the policy anniversary and ending 30 days after it.

 . The most you can transfer at any one time is the greater of $500 or 20% of the assets in your fixed investment option.

  We reserve the right to impose a minimum amount limit on transfers out of the fixed investment option. We also reserve the right to impose a charge of up to $5 for each transfer among investment options of more than 12 in any policy year.

Limitation on number of investment options

  Whether through the allocation of premium or through the transfer of existing account value, you can never be invested in more than ten investment options at any one time.

 HOW CAN I ACCESS MY INVESTMENT IN THE POLICY?

Full surrender

  You may surrender your policy in full at any time. If you do, we will pay you the account value, less any unpaid charges and policy loans and less any CDSC that then applies. This is called your "surrender value." You must return your policy when you request a full surrender.

Partial withdrawals of Excess Value

  Under our current administrative rules, you may make a partial withdrawal of your policy's Excess Value, if any, at any time after the first policy year (see "Excess Value and its components" on page 10). Each partial withdrawal must be at least $500. There is a charge for each partial withdrawal. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Each investment option will be reduced in the same proportion as the account value is then allocated among them. Unless the Current Death Benefit exceeds the Guaranteed Death Benefit, a partial withdrawal will not affect the death benefit payable.

  Amounts withdrawn from the premium component of Excess Value reduce the cumulative amount of premiums received for purposes of determining whether the premium requirements of the policy have been met. On a Modified Schedule, because the account value is reduced by a partial withdrawal, the premium that results from the premium recalculation will be higher because of the partial withdrawal.

Policy loans

  You may borrow from your policy at any time after it has been in effect for 1 year by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. The minimum amount of each loan is $300, unless the loan is used to pay premiums. The maximum amount you can borrow is equal to 100% of that portion of your surrender value that is attributable to the fixed investment option plus one of the following:

     . In policy years 2 and 3 - - 75% of that portion of your surrender value that is attributable to the variable investment options

     . In all later policy years - - 90% of that portion of your surrender value that is attributable to the variable investment options

  Interest charged on any loan will accrue daily at an annual rate determined by John Hancock at the start of each policy year. This interest rate will not exceed the greater of (1) the "Published Monthly Average" (defined below) for the calendar month ending 2 months before the calendar month of the policy anniversary or (2) 5%. In jurisdictions where a fixed loan rate is applicable, we will charge interest at an effective annual rate of 6%. The "Published Monthly Average" means Moody's Corporate Bond Yield Average--Monthly Average Corporates, as published by Moody's Investors Service, Inc., or if the average is no longer published, a substantially similar average established by the insurance regulator where the policy is issued. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount.

  The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at a rate that is 1% less than the loan interest rate for the first 20 Policy years and
 .5% less than the loan interest rate thereafter. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law.

  You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:

     . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

     . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

  If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

 HOW MUCH WILL JHVLICO PAY WHEN THE INSURED PERSON DIES?

  The death benefit payable upon the death of the insured person is the greater of the Guaranteed Death Benefit, including any Extra Death Benefit, or the Current Death Benefit.

  Guaranteed Death Benefit. The Guaranteed Death Benefit at any time is the sum of the Basic Death Benefit and any Extra Death Benefit. The Basic Death Benefit at issue of the policy is the same as the Sum Insured at issue shown in the policy. Thereafter the Basic Death Benefit may be reduced by a partial surrender on your request. We guarantee that, regardless of the investment experience of the investment options, the death benefit will never be less than the Guaranteed Death Benefit.

  Extra Death Benefit. An Extra Death Benefit may be available from time to time on policy anniversaries. If you exercise an Extra Death Benefit Value Option on a policy anniversary, the amount of Extra Death Benefit produced under the Option becomes a Guaranteed Death Benefit. The amount of any Extra Death Benefit depends upon the account value, Benchmark Value and the sex and age of the insured person on the policy anniversary as of which the Option is exercised. See "Value Options" on page 10. The insured person's age on a policy anniversary is the age of the insured person on his or her birthday nearest that date.

  Current Death Benefit. The Current Death Benefit on any date is the account value on that date times the Death Benefit Factor shown in the policy. The Death Benefit Factor depends upon the sex and the then attained age of the insured person. The Death Benefit Factor decreases from year to year as the attained age of the insured person increases. For example, the Death Benefit Factor for a male age 75 is 1.3546, and for a male age 76 is 1.3325. A complete list of Death Benefit Factors is set forth in the policy. The Current Death Benefit is variable - - that is it increases as the account value increases and decreases as the account value decreases.

 HOW CAN I CHANGE MY POLICY'S INSURANCE COVERAGE?

Change of Sum Insured

  At any time, you may request a decrease or increase in your Sum Insured, subject to our administrative rules in effect at the time. For any increase, we will require evidence that the insured person still meets our requirements for issuing coverage. This is because such a change increases our insurance risk exposure.

Partial surrenders

  You may partially surrender your policy upon submission of a written request satisfactory to us in accordance with our rules. Currently, the policy after partial surrender must have a Sum Insured at least as large as the minimum amount for which we would issue a policy on the life of the insured person. The Guaranteed Death Benefit for the policy will be adjusted to prospectively reflect the new Sum Insured. A pro-rata portion of the account value will be paid to you and a pro-rata portion of any contingent deferred sales charge will be deducted. Possible alternatives to the partial surrender of the policy would be withdrawal of some or all of your Excess Value or taking a policy loan.

Tax consequences

  Please read "Tax considerations" starting on page 39 to learn about possible tax consequences of changing your insurance coverage under the policy.

 CAN I CANCEL MY POLICY AFTER IT'S ISSUED?

  You have the right to cancel your policy within the latest of the following periods:

     . 10 days after you receive it (this period may be longer in some states);

     . 10 days after mailing by JHVLICO of the Notice of Withdrawal Right;
       or

     . 45 days after the date Part A of the application has been completed.

  This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to us at one of the addresses shown on page 1, or to the JHVLICO representative who delivered the policy to you.

  In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by JHVLICO or the Trust prior to that date. The date of cancellation will be the date of such mailing or delivery.

 CAN I CHOOSE THE FORM IN WHICH JHVLICO PAYS OUT POLICY PROCEEDS?

Choosing a payment option

  You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

     . Option 1 - Proceeds left with us to accumulate with interest

     . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

     . Option 2B - Equal monthly payments for a specified period of time

     . Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

     . Option 4 - Equal monthly payments for life with no refund

     . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

  You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3 1/2%.

Changing a payment option

  You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact

  There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

 TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF ITS POLICIES IN PARTICULAR CASES?

  Listed below are some variations we can make in the terms of our policies. Any variation will be made only in accordance with uniform rules that we apply fairly to all of our customers.

State law insurance requirements

  Insurance laws and regulations apply to JHVLICO in every state in which its policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

Variations in expenses or risks

  We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page 37. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

 HOW WILL MY POLICY BE TREATED FOR INCOME TAX PURPOSES?

  Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

  However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.

  For further information about the tax consequences of owning a policy, please read "Tax considerations" beginning on page 39.

 HOW DO I COMMUNICATE WITH JHVLICO?

General Rules

  You should mail or express all checks and money orders for premium payments and loan repayments to the JHVLICO Life Servicing Office at the appropriate address shown on page 1.

  Certain requests must be made in writing and be signed and dated by you, except as discussed below under "Telephone Transactions.". They include the following:

     . loans, surrenders (including partial surrenders) or partial withdrawals

     . transfers of account value among investment options

     . change of allocation among investment options for new premium payments

     . change of death benefit option

     . change of beneficiary

     . election of payment option for policy proceeds

     . tax withholding elections

     . election of telephone transaction privilege

 You should mail or express these requests to the JHVLICO Life Servicing Office at the appropriate address shown on page 1. You should also send notice of the insured person's death and related documentation to the JHVLICO Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

  We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from the JHVLICO Life Servicing Office or your JHVLICO representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone Transactions

  If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-732-5543 or by faxing us at 1-617-886-3048. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

  The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

       ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After the deduction of average fees and expenses at the Trust level (as described below) the corresponding net annual rates of return would be -.68%, 5.28% and 11.24%. Investment return reflects investment income and all realized and unrealized capital gains and losses. The tables assume annual Required Premiums that are paid at the beginning of each policy year for an insured person who is either a 25 year old male standard non-smoker underwriting risk or a 40 year old male preferred underwriting risk when the policy is issued.

  Tables are provided for each of the three death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by JHVLICO will apply in each year illustrated, including the reduction in the monthly insurance charge after the ninth policy year and the waiver after the tenth policy year of the sales charge deducted from premiums. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making.

  With respect to fees and expenses deducted from Trust assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .59%, and (2) an assumed average asset charge for all other Trust operating expenses equivalent to an effective annual rate of .09%. These rates are the arithmetic average for all funds of the Trust. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust operating expenses reflects reimbursements to certain funds as described in the footnote to the table on page 14. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Required Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Sum Insured and annual Required Premium amount requested.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 25, STANDARD
    NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,113 BASIC PREMIUM (1) USING CURRENT CHARGES


                                 Death Benefit                  Surrender Value
                         ------------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  ------------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross   0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ----------  --------  --------  ------------
   1        $  1,169     $100,000  $100,000  $  100,000  $   370   $    421   $      471
   2           2,396      100,000   100,000     100,000    1,024      1,169        1,320
   3           3,684      100,000   100,000     100,000    1,672      1,957        2,266
   4           5,037      100,000   100,000     100,000    2,314      2,786        3,319
   5           6,458      100,000   100,000     100,000    2,947      3,658        4,491
   6           7,949      100,000   100,000     100,000    3,570      4,574        5,799
   7           9,515      100,000   100,000     100,000    4,180      5,535        7,254
   8          11,160      100,000   100,000     100,000    4,814      6,579        8,908
   9          12,886      100,000   100,000     100,000    5,431      7,668       10,740
  10          14,699      100,000   100,000     100,000    6,105      8,878       12,840
  11          16,603      100,000   100,000     100,000    6,881     10,255       15,277
  12          18,602      100,000   100,000     100,000    7,710     11,754       18,025
  13          20,700      100,000   100,000     100,000    8,520     13,305       21,038
  14          22,904      100,000   100,000     100,000    9,308     14,907       24,342
  15          25,218      100,000   100,000     100,000   10,071     16,560       27,968
  16          27,647      100,000   100,000     103,669   10,618     18,077       31,753
  17          30,198      100,000   100,000     113,524   11,137     19,647       35,899
  18          32,877      100,000   100,000     123,890   11,627     21,272       40,440
  19          35,689      100,000   100,000     134,817   12,086     22,956       45,410
  20          38,643      100,000   100,000     146,335   12,513     24,700       50,848
  25          55,776      100,000   100,000     214,358   14,117     34,415       86,686
  30          77,644      100,000   100,000     304,556   14,551     46,044      142,236
  35         105,553      100,000   111,493     425,217   13,086     59,495      226,904
  40         141,173      100,000   123,587     587,528    8,613     74,522      354,274
  45         186,634      100,000   134,918     805,615        0     90,671      541,408
  50         244,655      100,000   145,698   1,099,351        0    107,558      811,569
  55         318,706      100,000   156,125   1,495,645        0    124,303    1,190,800




---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 25, STANDARD
    NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $708 INITIAL BASIC PREMIUM AT ISSUE (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1        $    743     $100,000  $100,000  $100,000   $     0   $    26    $     54
   2           1,524      100,000   100,000   100,000       283       360         441
   3           2,344      100,000   100,000   100,000       567       714         875
   4           3,204      100,000   100,000   100,000       849     1,089       1,361
   5           4,108      100,000   100,000   100,000     1,126     1,483       1,906
   6           5,057      100,000   100,000   100,000     1,396     1,900       2,518
   7           6,053      100,000   100,000   100,000     1,657     2,337       3,203
   8           7,099      100,000   100,000   100,000     1,946     2,831       4,003
   9           8,197      100,000   100,000   100,000     2,222     3,344       4,889
  10           9,350      100,000   100,000   100,000     2,557     3,948       5,941
  11          10,561      100,000   100,000   100,000     2,998     4,690       7,215
  12          11,833      100,000   100,000   100,000     3,495     5,523       8,673
  13          13,168      100,000   100,000   100,000     3,976     6,373      10,256
  14          14,570      100,000   100,000   100,000     4,437     7,239      11,972
  15          16,042      100,000   100,000   100,000     4,876     8,119      13,835
  16          17,587      100,000   100,000   100,000     5,101     8,821      15,670
  17          19,210      100,000   100,000   100,000     5,300     9,534      17,681
  18          20,914      100,000   100,000   100,000     5,470    10,256      19,888
  19          22,703      100,000   100,000   100,000     5,611    10,988      22,313
  20          24,581      100,000   100,000   100,000     5,721    11,728      24,978
  25          35,480      100,000   100,000   106,184     5,732    15,499      42,941
  30          49,391      100,000   100,000   152,334     4,508    19,124      71,144
  35          67,144      100,000   100,000   213,908     1,177    21,848     114,145
  40          89,803      100,000   100,000   296,603         0    22,465     178,849
  45         118,721      100,000   100,000   407,610         0    17,913     273,931
  50         181,558      100,000   100,000   553,688    12,794    27,119     408,746
  55         281,273      100,000   100,000   748,843    27,460    52,180     596,213




---------
(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,541 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 40, PREFERRED
    UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,954 BASIC PREMIUM (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1        $  2,052     $100,000  $100,000  $100,000   $ 1,064   $  1,162   $  1,259
   2           4,206      100,000   100,000   100,000     2,387      2,673      2,972
   3           6,468      100,000   100,000   100,000     3,681      4,251      4,869
   4           8,843      100,000   100,000   100,000     4,946      5,897      6,970
   5          11,337      100,000   100,000   100,000     6,184      7,620      9,302
   6          13,955      100,000   100,000   100,000     7,382      9,410     11,883
   7          16,705      100,000   100,000   100,000     8,553     11,286     14,752
   8          19,592      100,000   100,000   100,000     9,751     13,304     17,995
   9          22,623      100,000   100,000   100,000    10,912     15,405     21,584
  10          25,806      100,000   100,000   100,000    12,156     17,715     25,677
  11          29,148      100,000   100,000   100,000    13,576     20,328     30,410
  12          32,657      100,000   100,000   100,000    15,093     23,172     35,751
  13          36,342      100,000   100,000   100,000    16,567     26,112     41,618
  14          40,211      100,000   100,000   106,573    17,997     29,155     48,048
  15          44,273      100,000   100,000   117,892    19,376     32,298     55,059
  16          48,538      100,000   100,000   129,887    20,352     35,199     62,353
  17          53,017      100,000   100,000   142,603    21,268     38,210     70,334
  18          57,719      100,000   100,000   156,095    22,125     41,340     79,068
  19          62,657      100,000   100,000   170,404    22,915     44,593     88,613
  20          67,841      100,000   100,000   185,618    23,639     47,982     99,049
  25          97,922      100,000   111,136   277,918    26,126     67,014    167,582
  30         136,313      100,000   132,018   404,733    25,420     88,722    271,998
  35         185,310      100,000   153,606   583,304    20,177    113,396    430,610
  40         247,845      100,000   177,054   839,963     6,031    140,967    668,760




---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 40, PREFERRED
    UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $1,305 INITIAL BASIC PREMIUM AT ISSUE
    (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1        $  1,370     $100,000  $100,000  $100,000   $   468   $   529    $    591
   2           2,809      100,000   100,000   100,000     1,199     1,377       1,563
   3           4,320      100,000   100,000   100,000     1,909     2,259       2,639
   4           5,906      100,000   100,000   100,000     2,596     3,176       3,830
   5           7,571      100,000   100,000   100,000     3,261     4,132       5,155
   6           9,320      100,000   100,000   100,000     3,892     5,118       6,617
   7          11,157      100,000   100,000   100,000     4,500     6,149       8,244
   8          13,085      100,000   100,000   100,000     5,141     7,279      10,110
   9          15,109      100,000   100,000   100,000     5,748     8,447      12,167
  10          17,235      100,000   100,000   100,000     6,442     9,773      14,558
  11          19,467      100,000   100,000   100,000     7,313    11,349      17,396
  12          21,810      100,000   100,000   100,000     8,284    13,101      20,630
  13          24,271      100,000   100,000   100,000     9,214    14,888      24,149
  14          26,855      100,000   100,000   100,000    10,102    16,714      27,988
  15          29,568      100,000   100,000   100,000    10,938    18,570      32,174
  16          32,417      100,000   100,000   100,000    11,369    20,107      36,399
  17          35,408      100,000   100,000   100,000    11,738    21,670      41,056
  18          38,548      100,000   100,000   100,000    12,044    23,263      46,199
  19          41,846      100,000   100,000   100,000    12,277    24,879      51,883
  20          45,309      100,000   100,000   108,917    12,437    26,521      58,120
  25          65,398      100,000   100,000   164,320    11,932    35,109      99,084
  30          91,038      100,000   100,000   240,330     7,520    43,590     161,512
  35         132,907      100,000   100,000   340,992    20,912    60,231     251,729
  40         193,229      100,000   110,419   482,113    46,310    87,913     383,848




---------
(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,461 for a hypothetical gross investment return of 0%, $4,068 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 25, STANDARD
    NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,113 BASIC PREMIUM (1) USING MAXIMUM CHARGES


                                 Death Benefit                  Surrender Value
                         ------------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  ------------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross   0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ----------  --------  --------  ------------
   1        $  1,169     $100,000  $100,000  $  100,000  $   346   $    396   $      446
   2           2,396      100,000   100,000     100,000      976      1,118        1,266
   3           3,684      100,000   100,000     100,000    1,601      1,879        2,181
   4           5,037      100,000   100,000     100,000    2,220      2,680        3,199
   5           6,458      100,000   100,000     100,000    2,831      3,522        4,334
   6           7,949      100,000   100,000     100,000    3,431      4,407        5,599
   7           9,515      100,000   100,000     100,000    4,019      5,336        7,008
   8          11,160      100,000   100,000     100,000    4,630      6,345        8,610
   9          12,886      100,000   100,000     100,000    5,226      7,399       10,384
  10          14,699      100,000   100,000     100,000    5,878      8,570       12,421
  11          16,603      100,000   100,000     100,000    6,632      9,908       14,787
  12          18,602      100,000   100,000     100,000    7,439     11,365       17,455
  13          20,700      100,000   100,000     100,000    8,225     12,868       20,378
  14          22,904      100,000   100,000     100,000    8,988     14,421       23,582
  15          25,218      100,000   100,000     100,000    9,728     16,023       27,097
  16          27,647      100,000   100,000     100,436   10,249     17,483       30,762
  17          30,198      100,000   100,000     109,991   10,742     18,993       34,782
  18          32,877      100,000   100,000     120,042   11,207     20,557       39,183
  19          35,689      100,000   100,000     130,631   11,639     22,174       44,000
  20          38,643      100,000   100,000     141,796   12,041     23,848       49,271
  25          55,776      100,000   100,000     207,660   13,506     33,144       83,978
  30          77,644      100,000   100,000     294,859   13,775     44,200      137,707
  35         105,553      100,000   107,024     411,309   12,095     57,110      219,482
  40         141,173      100,000   118,605     567,618    7,305     71,518      342,268
  45         186,634      100,000   129,542     778,061        0     87,058      522,890
  50         244,655      100,000   139,996   1,061,832        0    103,348      783,871
  55         318,706      100,000   150,104   1,444,674        0    119,509    1,150,218




---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 25, STANDARD
    NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $708 INITIAL BASIC PREMIUM AT ISSUE (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1        $    743     $100,000  $100,000  $100,000   $     0   $     1    $     29
   2           1,524      100,000   100,000   100,000       235       309         387
   3           2,344      100,000   100,000   100,000       496       637         790
   4           3,204      100,000   100,000   100,000       755       983       1,242
   5           4,108      100,000   100,000   100,000     1,009     1,348       1,748
   6           5,057      100,000   100,000   100,000     1,257     1,733       2,318
   7           6,053      100,000   100,000   100,000     1,496     2,137       2,956
   8           7,099      100,000   100,000   100,000     1,762     2,597       3,705
   9           8,197      100,000   100,000   100,000     2,016     3,074       4,533
  10           9,350      100,000   100,000   100,000     2,330     3,640       5,521
  11          10,561      100,000   100,000   100,000     2,749     4,343       6,724
  12          11,833      100,000   100,000   100,000     3,224     5,133       8,103
  13          13,168      100,000   100,000   100,000     3,681     5,936       9,595
  14          14,570      100,000   100,000   100,000     4,118     6,752      11,211
  15          16,042      100,000   100,000   100,000     4,533     7,580      12,963
  16          17,587      100,000   100,000   100,000     4,731     8,225      14,671
  17          19,210      100,000   100,000   100,000     4,904     8,878      16,543
  18          20,914      100,000   100,000   100,000     5,048     9,538      18,595
  19          22,703      100,000   100,000   100,000     5,162    10,202      20,846
  20          24,581      100,000   100,000   100,000     5,246    10,872      23,319
  25          35,480      100,000   100,000   100,000     5,115    14,214      39,954
  30          49,391      100,000   100,000   141,848     3,720    17,240      66,247
  35          67,144      100,000   100,000   199,166       162    19,089     106,278
  40          89,803      100,000   100,000   275,961         0    18,341     166,402
  45         118,721      100,000   100,000   379,238         0    11,645     254,864
  50         184,699      100,000   100,000   514,832    12,717    20,253     380,062
  55         290,788      100,000   100,000   696,063    27,207    45,973     554,190




---------
(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $9,490 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 40, PREFERRED
    UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,954 BASIC PREMIUM (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1        $  2,052     $100,000  $100,000  $100,000   $   907   $  1,000   $  1,092
   2           4,206      100,000   100,000   100,000     2,064      2,331      2,609
   3           6,468      100,000   100,000   100,000     3,183      3,708      4,278
   4           8,843      100,000   100,000   100,000     4,260      5,131      6,113
   5          11,337      100,000   100,000   100,000     5,298      6,604      8,138
   6          13,955      100,000   100,000   100,000     6,293      8,128     10,373
   7          16,705      100,000   100,000   100,000     7,244      9,707     12,845
   8          19,592      100,000   100,000   100,000     8,215     11,407     15,642
   9          22,623      100,000   100,000   100,000     9,140     13,165     18,729
  10          25,806      100,000   100,000   100,000    10,149     15,113     22,271
  11          29,148      100,000   100,000   100,000    11,328     17,344     26,393
  12          32,657      100,000   100,000   100,000    12,582     19,764     31,044
  13          36,342      100,000   100,000   100,000    13,774     22,244     36,139
  14          40,211      100,000   100,000   100,000    14,900     24,783     41,729
  15          44,273      100,000   100,000   102,475    15,950     27,379     47,859
  16          48,538      100,000   100,000   112,814    16,571     29,683     54,157
  17          53,017      100,000   100,000   123,694    17,108     32,050     61,008
  18          57,719      100,000   100,000   135,156    17,560     34,485     68,461
  19          62,657      100,000   100,000   147,233    17,922     36,993     76,564
  20          67,841      100,000   100,000   159,984    18,187     39,579     85,371
  25          97,922      100,000   100,000   235,332    17,614     53,802    141,903
  30         136,313      100,000   105,148   335,289    12,124     70,664    225,328
  35         185,310      100,000   120,599   468,897         0     89,029    346,152
  40         247,845      100,000   135,384   648,255         0    107,790    516,127




---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premium accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 40, PREFERRED
    UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $1,305 INITIAL BASIC PREMIUM AT ISSUE
    (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1        $  1,370     $100,000  $100,000  $100,000   $   309   $   366    $    423
   2           2,809      100,000   100,000   100,000       874     1,032       1,197
   3           4,320      100,000   100,000   100,000     1,405     1,710       2,042
   4           5,906      100,000   100,000   100,000     1,901     2,397       2,960
   5           7,571      100,000   100,000   100,000     2,361     3,097       3,967
   6           9,320      100,000   100,000   100,000     2,780     3,807       5,070
   7          11,157      100,000   100,000   100,000     3,160     4,528       6,281
   8          13,085      100,000   100,000   100,000     3,562     5,323       7,675
   9          15,109      100,000   100,000   100,000     3,921     6,126       9,199
  10          17,235      100,000   100,000   100,000     4,364     7,065      10,995
  11          19,467      100,000   100,000   100,000     4,979     8,230      13,170
  12          21,810      100,000   100,000   100,000     5,666     9,520      15,643
  13          24,271      100,000   100,000   100,000     6,291    10,801      18,301
  14          26,855      100,000   100,000   100,000     6,846    12,065      21,159
  15          29,568      100,000   100,000   100,000     7,320    13,303      24,237
  16          32,417      100,000   100,000   100,000     7,358    14,159      27,208
  17          35,408      100,000   100,000   100,000     7,304    14,977      30,452
  18          38,548      100,000   100,000   100,000     7,155    15,752      34,008
  19          41,846      100,000   100,000   100,000     6,903    16,479      37,914
  20          45,309      100,000   100,000   100,000     6,540    17,148      42,216
  25          65,398      100,000   100,000   118,178     2,472    19,054      71,260
  30          91,038      100,000   100,000   170,753         0    16,222     114,754
  35         147,502      100,000   100,000   234,269    12,717    26,315     172,943
  40         237,436      100,000   100,000   316,286    27,207    51,227     251,820




---------
(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,477 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                              ADDITIONAL INFORMATION

  This section of the prospectus provides additional detailed information that is not contained in the Basic Information section on pages 3 through 22.


CONTENTS OF THIS SECTION                                    BEGINNING ON PAGE
------------------------                                    -----------------
Description of JHVLICO ......................                      33
How we support the policy and investment options                   33
Procedures for issuance of a policy.........                       34
Commencement of investment performance......                       35
How we process certain policy transactions..                       35
Effects of policy loans.....................                       36
Additional information about how certain policy charges            37
work........................................
How we market the policies..................                       38
Tax considerations..........................                       39
Reports that you will receive...............                       41
Voting privileges that you will have........                       41
Changes that JHVLICO can make as to your policy                    41
Adjustments we make to death benefits.......                       42
When we pay policy proceeds.................                       42
Other details about exercising rights and paying benefits          43
Legal matters...............................                       43
Registration statement filed with the SEC...                       43
Accounting and actuarial experts............                       43
Financial statements of JHVLICO and the Account                    43
List of Directors and Executive Officers of JHVLICO                44

 DESCRIPTION OF JHVLICO

  We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. We began selling variable life insurance policies in 1980.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

  We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 1999, John Hancock's assets were approximately $71 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

 HOW WE SUPPORT THE POLICY AND INVESTMENT OPTIONS

Separate Account V

  The variable investment options shown on page 1 are in fact subaccounts of Separate Account V (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or JHVLICO.

  The Account's assets are the property of JHVLICO. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  The assets in each subaccount are invested in the corresponding fund of the Trust. New subaccounts may be added as new funds are added to the Trust and made available to policy owners. Existing subaccounts may be deleted if existing funds are deleted from the Trust.

  We will purchase and redeem Trust shares for the Account at their net asset value without any sales or redemption charges. Shares of the Trust represent an interest in one of the funds of the Trust which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

  On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard
Time).

Our general account

  Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

  Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

 PROCEDURES FOR ISSUANCE OF A POLICY

  Generally, the policy is available with a minimum Sum Insured at issue of $25,000 for insured persons with an attained age of less than 25 at the time of policy issue, and $50,000 for insured persons with attained ages of 25 through 75 at the time of policy issue. At the time of issue, the insured person must have an attained age of 75 or less. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

  Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy. The illustrations set forth in this prospectus are sex-distinct and, therefore, may not reflect the rates, charges, or values that would apply to such policies.

Commencement of insurance coverage

  After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's rate class should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary insurance coverage prior to policy delivery" on page 35).

  The policy will take effect only if all of the following conditions are satisfied:

 . The policy is delivered to and received by the applicant.

 . At least the first Required Premium is received by us.

 . Each insured person is living and still meets our health criteria for issuing insurance.

 If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

  In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

  The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (because of the insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

  If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

  Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

 COMMENCEMENT OF INVESTMENT PERFORMANCE

  All premium payments will be allocated among the investment options on the date as of which they are processed (as discussed below).

 HOW WE PROCESS CERTAIN POLICY TRANSACTIONS

Premium payments

  We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

  (1) We will process a payment received prior to a policy's date of issue as if received on the business day that first precedes the date of issue.

  (2) If you pay a sufficient premium to take your policy out of a grace period, the portion of such premium that equals the overdue Required Premium will be processed as of that Required Premium's due date.

  (3) If the Minimum First Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum First Premium is received.

  (4) We will process the portion of any premium payment for which we require evidence of the insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

  (5) If we receive any premium payment that we think will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

 . The tax problem resolves itself prior to the date the refund is to be made; or

 . The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.

 In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.

  (6) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.

Transfers among investment options

  Any reallocation among investment options must be such that the total in all investment options after reallocation equals 100% of account value. Transfers out of a variable investment option will be effective at the end of the business day in which we receive at our Life Servicing Office notice satisfactory to us.

  If received on or before the policy anniversary, requests for transfer out of the fixed investment option will be processed on the policy anniversary (or the next business day if the policy anniversary does not occur on a business day). If received after the policy anniversary, such a request will be processed at the end of the business day in which we receive the request at our Life Servicing Office. If you request a transfer out of the fixed investment option 61 days or more prior to the policy anniversary, we will not process that portion of the reallocation, and your confirmation statement will not reflect a transfer out of the fixed investment option as to such request. Currently, there is no minimum amount limit on transfers into the fixed investment option, but we reserve the right to impose such a limit in the future. We have the right to defer transfers of amounts out of the fixed investment option for up to six months.

Telephone transfers and policy loans

  Once you have completed a written authorization, you may request a transfer or policy loan by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

Effective date of other policy transactions

  Reinstatements of lapsed policies take effect on the monthly deduction date on or next following the date we approve your request.

  We process loans, surrenders, partial withdrawals, partial surrenders and loan repayments as of the day we receive such request or repayment.

 EFFECTS OF POLICY LOANS

  The account value, the surrender value, and any death benefit above the Guaranteed Death Benefit are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

  The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

  Whenever the outstanding loan exceeds the surrender value of the policy, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period.

 ADDITIONAL INFORMATION ABOUT HOW CERTAIN POLICY CHARGES WORK

Sales expenses and related charges

  The sales charges (i.e., the premium sales charge and the CDSC) help to compensate us for the cost of selling our policies. (See "What charges will JHVLICO deduct from my investment in the policy?" in the Basic Information section of this prospectus.) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. (See "How we market the policies" on page 38.)

Effect of premium payment pattern

  You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying more than one Required Premium in any policy year could reduce your total sales charges. Accelerating the payment of Required Premiums to earlier policy years could result in a larger CDSC and/or cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax consequences" beginning on page 39.) On the other hand, to pay less than the amount of Required Premiums by their due dates runs the risk that the policy will lapse, resulting in loss of coverage and additional charges.

Monthly charges

  We deduct the monthly charges described in the Basic Information section from your policy's investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.

  The insurance under the policy continues in full force during any grace period but, if the insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.

Reduced charges for eligible classes

  The charges otherwise applicable may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

 HOW WE MARKET THE POLICIES

  Signator Investors, Inc. ("Signator"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. Signator acts as principal underwriter and principal distributor of the policies pursuant to a sales agreement among John Hancock, Signator, JHVLICO, and the Account. Signator also serves as principal underwriter for John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts V and S, all of which are registered under the 1940 Act. Signator is also the principal underwriter for John Hancock Variable Series Trust I.

  Applications for policies are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's policies and who are also registered representatives ("representatives") of Signator or other broker-dealer firms, as discussed below. John Hancock (on behalf of JHVLICO) performs insurance underwriting and determines whether to accept or reject the application for a policy and each insured person's risk classification. JHVLICO will make the appropriate refund if a policy ultimately is not issued or is returned under the "free look" provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Signator's representatives are compensated for sales of the policies on a commission and service fee basis by Signator, and JHVLICO reimburses Signator for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the policies.

  The maximum commission payable to a Signator representative for selling a policy is 50% of the premium that would be payable under a Modified Schedule in the first policy year, 10% of the such premiums payable in the second through fourth policy years, and 3% of any other premiums received by us in each policy year thereafter.

  Representatives with less than four years of service with Signator and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  The policies are also sold through other registered broker-dealers that have entered into selling agreements with Signator and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Signator's representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Signator will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Signator for such amounts and for certain other direct expenses in connection with marketing the policies through other broker-dealers.

  Representatives of Signator and the other broker-dealers mentioned above may also earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  The offering of the policies is intended to be continuous, but neither JHVLICO nor Signator is obligated to sell any particular amount of policies.

 TAX CONSIDERATIONS

  This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

Policy proceeds

  We believe the policy will receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines life insurance for federal tax purposes. If certain standards are met at issue and over the life of the policy, the policy will satisfy that definition. We will monitor compliance with these standards.

  If the policy complies with the definition of life insurance, we believe the death benefit under the policy will be excludable from the beneficiary's gross income under the Code. In addition, increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until values are actually received through distributions. Distributions for tax purposes can include amounts received upon full or partial surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership.

  In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. But under certain circumstances within the first 15 policy years, the owner may be taxed on a distribution even if total withdrawals do not exceed total premiums paid. Any taxable distribution will be ordinary income to the owner (rather than capital gains).

  We also believe that, except as noted below, loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, the amount of any outstanding loan that was not previously considered income (as discussed below) will be treated as if it had been distributed to the owner if the policy terminates for any reason.

  It is possible that, despite our monitoring, a policy might fail to qualify as life insurance under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if the Trust failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income and gains under the policy for the period of the disqualification and for subsequent periods and the death benefit proceeds would lose their non-taxable status.

  In the past, the United States Treasury Department has stated that it anticipated issuing guidelines prescribing circumstances in which the ability of a policy owner to direct his or her investment to particular funds may cause the policy owner, rather than the insurance company, to be treated as the owner of the shares of those funds. In that case, any income and gains attributable to those shares would be included in your current gross income for federal income tax purposes. Under current law, however, we believe that we, and not the owner of a policy, would be considered the owner of the fund's shares for tax purposes.

  Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws depend on the circumstances of each owner or beneficiary.

  Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

7-pay premium limit

  At the time of policy issuance, we will determine whether the premium payments for which we will bill you will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

  The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force indefinitely, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a "modified endowment", which can have adverse tax consequences.

  The owner will be taxed on distributions and loans from a "modified endowment" to the extent of any income (gain) to the owner (on an income-first basis). The distributions and loans affected will be those made on or after, and within the two year period prior to, the time the policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on taxable portions of such distributions or loans that are made before the owner attains age 591/2.

  Furthermore, any time there is a "material change" in a policy (such as a Sum Insured increase, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. This is true even for policies entered into prior to June 21, 1988. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years after the material change, at any time exceed the new 7-pay limit, the policy will become a modified endowment.

  Moreover, if benefits under a policy are reduced (such as a partial surrender, a reduction in the Sum Insured, or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

  All modified endowments issued by the same insurer (or its affiliates) to the owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. A policy received in exchange for a modified endowment will itself also be a modified endowment. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 plans

  The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

 REPORTS THAT YOU WILL RECEIVE

  At least annually, we will send you a statement setting forth at least the following information as of the end of the most recent reporting period: the Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of transfers among investment options, policy loans, partial withdrawals and certain other policy transactions. Premium payments not in response to a billing notice are "unscheduled" and will be separately confirmed. Therefore, if you make a premium payment that differs by more than $25 from that billed, you will receive a separate confirmation of that premium payment.

  Semiannually we will send you a report containing the financial statements of the Trust, including a list of securities held in each fund.

 VOTING PRIVILEGES THAT YOU WILL HAVE

  All of the assets in the subaccounts of the Account are invested in shares of the corresponding funds of the Trust. We will vote the shares of each of the funds of the Trust which are deemed attributable to variable life insurance policies at regular and special meetings of the Trust's shareholders in accordance with instructions received from owners of such policies. Shares of the Trust held in the Account which are not attributable to such policies, as well as shares for which instructions from owners are not received, will be represented by us at the meeting. We will vote such shares for and against each matter in the same proportions as the votes based upon the instructions received from the owners of such policies.

  We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for the Trust's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees of the Trust, ratification of the selection of independent auditors, approval of Trust investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions.

  However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

 CHANGES THAT JHVLICO CAN MAKE AS TO YOUR POLICY

Changes relating to the Trust or the Account

  The voting privileges described in this prospectus reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, John Hancock or an affiliate of either, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. We would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

Other permissible changes

  We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

  In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

 . Changes necessary to comply with or obtain or continue exemptions under the federal securities laws

 . Combining or removing investment options

 . Changes in the form of organization of any separate account

  Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

 ADJUSTMENTS WE MAKE TO DEATH BENEFITS

  If the insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of the insured person, we will adjust the amount of any death benefit as described in the policy.

 WHEN WE PAY POLICY PROCEEDS

General

  We will pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within 7 days thereafter.

Delay to challenge coverage

  We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

  We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

  We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

 OTHER DETAILS ABOUT EXERCISING RIGHTS AND PAYING BENEFITS

Joint ownership

  If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Assigning your policy

  You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

Your beneficiary

  You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

 LEGAL MATTERS

  The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised us on certain Federal securities law matters in connection with the policies.

 REGISTRATION STATEMENT FILED WITH THE SEC

  This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

 ACCOUNTING AND ACTUARIAL EXPERTS

  The financial statements of JHVLICO and the Account included in this prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and has been included in reliance on their reports given on their authority as experts in accounting and auditing. Actuarial matters included in this prospectus have been examined by Todd G. Engelsen, F.S.A., an Actuary of JHVLICO and Second Vice President of John Hancock.

 FINANCIAL STATEMENTS OF JHVLICO AND THE ACCOUNT

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the policies.

               LIST OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:


Directors and Executive        Principal Occupations
-----------------------        ---------------------
Officers
--------
David F. D'Alessandro          Chairman of the Board and Chief Executive
                               Officer of JHVLICO; President, Chief Operations
                               Officer and Chief Executive Officer-Elect, John
                               Hancock Life Insurance Company.
Michele G. Van Leer.           Vice Chairman of the Board and President of
                               JHVLICO; Senior Vice President, John Hancock
                               Life Insurance Company.
Ronald J. Bocage . . .         Director, Vice President and Counsel of JHVLICO;
                               Vice President and Counsel, John Hancock Life
                               Insurance Company.
Bruce M. Jones. . . .          Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Thomas J. Lee. . . .           Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Barbara L. Luddy. . .          Director, Vice President and Actuary of JHVLICO;
                               Senior Vice President, John Hancock Life
                               Insurance Company.
Robert S. Paster. . .          Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Robert R. Reitano. .           Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Paul Strong . . . . .          Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Daniel L. Ouellette.           Vice President, Marketing, of JHVLICO; Senior
                               Vice President, John Hancock Life Insurance
                               Company.
Edward P. Dowd. . . .          Vice President, Investments, of JHVLICO; Senior
                               Vice President, John Hancock Life Insurance
                               Company
Roger G. Nastou. . .           Vice President, Investments, of JHVLICO; Vice
                               President, John Hancock Life Insurance Company
Todd G. Engelsen. . .          Vice President and Illustration Actuary of
                               JHVLICO; Second Vice President, John Hancock
                               Life Insurance Company
Julie H. Indge. . . .          Treasurer of JHVLICO; Financial Officer, John
                               Hancock Life Insurance Company
Patrick F. Smith. . .          Controller of JHVLICO; Senior Associate
                               Controller, John Hancock Life Insurance Company.
Peter H. Scavongelli.          Secretary of JHVLICO; State Compliance Officer,
                               John Hancock Life Insurance Company



  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Variable Life Insurance Company

  We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1999 and 1998, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of John Hancock Variable Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for the years then ended.

  However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.


                                                               ERNST & YOUNG LLP

Boston, Massachusetts
March 10, 2000

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION


                                                            DECEMBER 31,
                                                        ---------------------
                                                           1999       1998
                                                        ----------  -----------
                                                            (IN MILLIONS)
ASSETS
Bonds--Note 6 . . . . . . . . . . . . . . . . . . . .   $ 1,216.3    $1,185.8
Preferred stocks  . . . . . . . . . . . . . . . . . .        35.9        36.5
Common stocks . . . . . . . . . . . . . . . . . . . .         3.2         3.1
Investment in affiliates  . . . . . . . . . . . . . .        80.7        81.7
Mortgage loans on real estate--Note 6 . . . . . . . .       433.1       388.1
Real estate . . . . . . . . . . . . . . . . . . . . .        25.0        41.0
Policy loans  . . . . . . . . . . . . . . . . . . . .       172.1       137.7
Cash items:
   Cash in banks  . . . . . . . . . . . . . . . . . .        27.2        11.4
   Temporary cash investments . . . . . . . . . . . .       222.9         8.5
                                                        ---------    --------
                                                            250.1        19.9

Premiums due and deferred . . . . . . . . . . . . . .        29.9        32.7
Investment income due and accrued . . . . . . . . . .        33.2        29.8
Other general account assets  . . . . . . . . . . . .        65.3        47.5
Assets held in separate accounts  . . . . . . . . . .     8,268.2     6,595.2
                                                        ---------    --------


 TOTAL ASSETS . . . . . . . . . . . . . . . . . . . .   $10,613.0    $8,599.0
                                                        =========    ========

OBLIGATIONS AND STOCKHOLDER'S EQUITY
OBLIGATIONS
  Policy reserves . . . . . . . . . . . . . . . . . .   $ 1,866.6    $1,652.0
  Federal income and other taxes payable--Note 1  . .        67.3        44.3
  Other general account obligations . . . . . . . . .       219.0       150.9
  Transfers from separate accounts, net . . . . . . .      (221.6)     (190.3)
  Asset valuation reserve--Note 1 . . . . . . . . . .        23.1        21.9
  Obligations related to separate accounts  . . . . .     8,261.6     6,589.4
                                                        ---------    --------
 TOTAL OBLIGATIONS  . . . . . . . . . . . . . . . . .
                                                         10,216.0     8,268.2

STOCKHOLDER'S EQUITY
  Common Stock, $50 par value; authorized 50,000
    shares;
     issued and outstanding 50,000 shares . . . . . .         2.5         2.5
  Paid-in capital . . . . . . . . . . . . . . . . . .       572.4       377.5
  Unassigned deficit--Note 10 . . . . . . . . . . . .      (177.9)      (49.2)
                                                        ---------    --------
  TOTAL STOCKHOLDER'S EQUITY  . . . . . . . . . . . .       397.0       330.8
                                                        ---------    --------

 TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY . . . . .   $10,613.0    $8,599.0
                                                        =========    ========



The accompanying notes are an integral part of the statutory-basis financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

        STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                                YEAR ENDED DECEMBER 31,
                                                                        1999                   1998
                                                                        ---------              ---------
                                                                       (IN MILLIONS)

INCOME
Premiums . . . . . . . . . . . . . . . . . . . . . . . . . .                          $1,272.3
Net investment income--Note 3  . . . . . . . . . . . . . . .                   136.0          122.8
Other, net . . . . . . . . . . . . . . . . . . . . . . . . .          605.4                   618.1
 ---------                                                                           --------
                                                                             1,692.2                  2,013.2

BENEFITS AND EXPENSES
Payments to policyholders and beneficiaries  . . . . . . . .     349.9                        301.4
Additions to reserves to provide for future payments to
   policyholders and beneficiaries . . . . . . . . . . . . .     888.8                        1,360.2
Expenses of providing service to policyholders and
 obtaining new insurance--Note 5 . . . . . . . . . . . . . .     314.4                        274.2
State and miscellaneous taxes. . . . . . . . . . . . . . . .      20.5                    28.1
                                                               ----------            --------
                                                               1,573.6                 1,963.9
   ----------
 Gain from operations before federal income
 taxes and net realized capital losses                           118.6                        49.3
Federal income taxes--Note 1 . . . . . . . . . . . . . . . .      42.9                    33.1
                                                               ----------            --------
 GAIN FROM OPERATIONS BEFORE NET REALIZED CAPITAL LOSSES          75.7                    16.2
Net realized capital losses--Note 4  . . . . . . . . . . . .     (1.7)                   (0.6)
                                                               ----------            --------
  NET INCOME . . . . . . . . . . . . . . . . . . . . . . . .      74.0                    15.6

Unassigned deficit at beginning of year  . . . . . . . . . .    (49.2)                  (58.3)
Net unrealized capital losses and other adjustments--Note 4      (3.8)                   (6.0)
Other reserves and adjustments--Note 10  . . . . . . . . . .   (198.9)                   (0.5)
                                                               ----------            --------

    UNASSIGNED DEFICIT AT END OF YEAR  . . . . . . . . . . .         $(177.9)                 $ (49.2)
                                                               ==========            ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                    STATUTORY-BASIS STATEMENTS OF CASH FLOWS


                                                      YEAR ENDED DECEMBER 31,
                                                      -----------
                                                       1999          1998
                                                       -------       --------
                                                                (IN MILLIONS)

Cash flows from operating activities:
   Insurance premiums . . . . . . . . . . . . . .
   Net investment income . . . . . . . . . . .          134.2      118.2
   Benefits to policyholders and beneficiaries  .     (321.6)    (275.5)
Dividends paid to policyholders . . . . . . . . .      (25.6)     (22.3)
Insurance expenses and taxes . . . . . . . . .        (344.8)    (296.9)
Net transfers to separate accounts  . . . . . . .     (705.3)    (874.4)
   Other, net . . . . . . . . . . . . . . . . . .       540.6      551.3
                                                    -------      -----------
  NET CASH PROVIDED FROM OPERATIONS . . . . . .         236.0      475.7
                                                    -------      -----------

Cash flows used in investing activities:
   Bond purchases . . . . . . . . . . . . . . . .     (240.7)    (618.8)
   Bond sales . . . . . . . . . . . . . . . . . .       108.3      340.7
   Bond maturities and scheduled redemptions  . .        78.4      111.8
   Bond prepayments . . . . . . . . . . . . . . .        18.7       76.5
   Stock purchases  . . . . . . . . . . . . . . .       (3.9)     (23.4)
   Proceeds from stock sales  . . . . . . . . . .         3.6        1.9
   Real estate purchases  . . . . . . . . . . . .       (2.2)      (4.2)
   Real estate sales  . . . . . . . . . . . . . .        17.8        2.1
   Other invested assets purchases  . . . . . . .       (4.5)        0.0
   Mortgage loans issued. . . . . . . . . . . . .      (70.7)    (145.5)
   Mortgage loan repayments . . . . . . . . . . .        25.3       33.2
   Other, net . . . . . . . . . . . . . . . . . .      (68.9)    (435.2)
                                                    -------      -----------
 NET CASH USED IN INVESTING ACTIVITIES . . . .        (138.8)    (660.9)
                                                    -------      -----------

Cash flows from financing activities:

   Capital contribution . . . . . . . . . . . . .       194.9
   Net (decrease) increase in short-term note
 payable. . . . . . . . . . . . . . . . . . .          (61.9)       61.9
                                                    -------      -----------
 NET CASH PROVIDED FROM FINANCING ACTIVITIES  . .       133.0       61.9
                                                    -------      -----------

INCREASE (DECREASE) IN CASH AND TEMPORARY CASH
INVESTMENTS                                             230.2

Cash and temporary cash investments at beginning
 of year. . . . . . . . . . . . . . . . . . . . .        19.9      143.2
                                                    -------      -----------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF
 YEAR. . . . . . . . . . . . . . . . . . . . .          250.1          $19.9
                                                    =======      ===========






The accompanying notes are an integral part of the statutory-basis financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

  John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company) (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, Signator Insurance Agency, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers.
 Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

  The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

 Basis of Presentation

  The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

  The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized in relation to future estimated gross profits; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP.
 Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and (9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions, are recorded directly to unassigned deficit rather than being reflected in income. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

  The significant accounting practices of the Company are as follows:

 Pending Statutory Standards

  During March 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the Commonwealth of Massachusetts must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Division

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY of Insurance. At this time, it is anticipated that the Commonwealth of Massachusetts will adopt Codification effective January 1, 2001. The impact of any such changes on the Company's unassigned deficit is not expected to be material.

 Revenues and Expenses

  Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

 Cash and Temporary Cash Investments

  Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

 Valuation of Assets

  General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method.

  The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. The initial cost of interest rate cap agreements is amortized to net investment income over the life of the related agreement. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $1.9 million in 1999 and $3.0 million in
1998.

  Real estate acquired in satisfaction of debt and real estate held for sale are carried at the lower of cost or fair value.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

 Asset Valuation and Interest Maintenance Reserves

  The Asset Valuation Reserve (AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

  The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1999, the IMR, net of 1999 amortization of $2.3 million, amounted to $7.4 million, which is included in policy reserves. The corresponding 1998 amounts were $2.4 million and $10.7 million, respectively.

 Goodwill

  The excess of cost over the statutory book value of the net assets of life insurance business acquired was $8.9 million and $11.4 million at December 31, 1999 and 1998, respectively, and generally is amortized over a ten-year period using a straight-line method.

 Separate Accounts

  Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

 Fair Value Disclosure of Financial Instruments

  Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

  The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

  The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

  Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap agreements, and currency swap agreements are based on current settlement values. The current settlement values are based on brokerage quotes that utilize pricing models or formulas using current assumptions.

  The fair value for mortgage loan is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are engaged into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1999.

 Capital Gains and Losses

  Realized capital gains and losses are determined using the specific identification method. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

 Policy Reserves

  Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 41/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 41/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 51/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 41/2% interest for policies issued in 1995 through 1999.

 Federal Income Taxes

  Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return basis for the affiliated group.
 The federal income

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made federal income tax payments of $10.6 million in 1999 and $38.2 million in 1998.

  Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

  Amounts for disputed tax issues relating to the prior years are charged or credited directly to policyholders' contingency reserve.

 Adjustments to Policy Reserves

  From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. No such refinements were made during 1999 or 1998.

 Reinsurance

  Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

2. ACQUISITION

  On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made the final contingent payment to CPAL of $1.5 million during 1998.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA was subsequently renamed Investors Partner Life Insurance Company (IPL) on March 5, 1998. IPL manages the business assumed from Charter and began marketing term life and variable universal life products through brokers in 1999. Summarized financial information for IPL for 1999 and 1998 is as follows:


                                                          1999          1998
                                                          -------       -------
                                                       (IN MILLIONS)


Total assets. . . . . . . . . . . . . . . .                   570.7     587.8
Total liabilities. . . . . . . . . . . . . .                  498.9     517.5
Total revenue. . . . . . . . . . . . . . . .                   35.6      38.8
Net income. . . . . . . . . . . . . . . . .                     3.5       3.8





3. NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:


                                                        1999      1998
                                                      ------    ------

                                                         (IN MILLIONS)



Investment expenses . . . . . . . . . . . . .         $  9.5    $  8.3
Interest expense. . . . . . . . . . . . . .               1.7       2.4
Depreciation expense. . . . . . . . . . . .               0.6       0.8
Investment taxes. . . . . . . . . . . . . .               0.3       0.7
                                                      ------    ------


                                                      $12.1     $12.2
                                                      ======    ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

4. NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital gains (losses) consist of the following items:


                                                     1999         1998
                                                     ------     ------

                                                          (IN MILLIONS)



Net gains from asset sales  . . . . . . . . . . .     (2.8)         7.6
Capital gains tax . . . . . . . . . . . . . . . .       0.2       (2.9)
Net capital gains transferred to IMR  . . . . . .       0.9       (5.3)
                                                    ------     ------


Net REALIZED CAPITAL LOSSES . . . . . . . . . . .     (1.7)       (0.6)
                                                    ======     ======




Net unrealized capital gains (losses) and other adjustments consist of the following items:


                                                       1999       1998
                                                     ------     ------

                                                          (IN MILLIONS)

Net losses from changes in security values and book
     value adjustments. . . . . . . . . . . . . . .     (2.6)       (2.7)
Increase in asset valuation reserve . . . . . . . .     (1.2)       (3.3)
                                                      ------     ------


Net UNREALIZED CAPITAL LOSSES AND OTHER ADJUSTMENTS     (3.8)       (6.0)
                                                      ======     ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

5. TRANSACTIONS WITH PARENT

  The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1999 and 1998 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $188.3 million and $157.5 million in 1999 and 1998, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

  The service fee charged to the Company by the Parent includes $0.2 million and $0.7 million in 1999 and 1998, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

  The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 1999 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $44.5 million and $4.9 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $20.6 million and $22.2 million in 1999 and 1998, respectively.

  Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of the 1995 inforce block and 50% of 1996 and all future issue years of certain variable annuity contracts (Independence Preferred, Declaration, Independence 2000, MarketPlace, and Revolution). In connection with this agreement, the Company received a net cash payment of $40.0 million and $12.7 million in 1999 and 1998, respectively, for surrender benefits, tax, reserve increase, commission, expense allowances and premium, This agreement increased the Company's net gain from operations by $26.9 million and $8.4 million in 1999 and 1998, respectively.

  Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 110% of expected mortality claims in 1999 and 1998 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $0.8 million and 1.0 million in 1999 and 1998, respectively, for mortality claims to the Company. This agreement decreased the Company's net gain from operations in both 1999 and 1998 by $0.5 million.

  At December 31, 1998 the Company had outstanding a short-term note of $61.9 million payable to an affiliate at a variable rate of interest. The note was part of a revolving line of credit and was repaid in 1999. Interest paid in 1999 and 1998 was $1.7 million and $2.9 million, respectively. The note is included in other general account obligations at December 31, 1998.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

6. INVESTMENTS

The statement value and fair value of bonds are shown below:




                        --------------   --------------     ---------------    ---------
                         (IN MILLIONS)


December 31, 1999 . .
U.S. Treasury
 securities and
 obligations of U.S.
 government
 corporations and
 agencies . . . . . .              5.9          0.0                 0.1             5.8
Obligations of states
 and political
 subdivisions . . . .              2.2          0.1                 0.1              2.2
Debit securities
 issued by foreign
 governments. . . . .             13.9          0.8                 0.1             14.6
Corporate securities             964.9         13.0                59.4            918.5
Mortgage-backed
 securities . . . . .            229.4          0.5                 7.8           222.1
                        --------         -----              ------             --------

Total bonds . . . . .
                        ========         =====              ======             ========



December 31, 1998
U.S. Treasury
 securities and
 obligations of U.S.
 government
 corporations and
 agencies . . . . . .              5.1          0.1                 0.0              5.2
Obligations of states
 and political
 subdivisions . . . .              3.2          0.3                 0.0              3.5
Corporate securities             925.2         50.4                15.0            960.6
Mortgage-backed
 securities . . . . .            252.3         10.0                 0.1            262.2
                        --------         -----              ------             --------

Total bonds . . . . .                                              15.1
                        ========         =====              ======             ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The statement value and fair value of bonds at December 31, 1999, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.


                                                                      FAIR
                                                          VALUE      VALUE
                                                        --------   ---------

                                                          (IN MILLIONS)


Due in one year or less. . . . . . . . . . . . . .          $  58.5     58.2
Due after one year through five years. . . . . . .      286.8          282.0
Due after five years through ten years . . . . . .      425.4          405.6
Due after ten years. . . . . . . . . . . . . . . .      216.2          195.3
                                                     --------        ---------
                                                        986.9          941.1


Mortgage-backed securities . . . . . . . . . . . .      229.4          222.1
                                                     --------        ---------


                                                     $1,216.3
                                                     ========        =========




  Gross gains of $0.3 million in 1999 and $3.4 million in 1998 and gross losses of $4.0 million in 1999 and $0.7 million in 1998 were realized from the sale of bonds.

  At December 31, 1999, bonds with an admitted asset value of $9.1 million were on deposit with state insurance departments to satisfy regulatory requirements.

  The cost of common stocks was $3.1 million and $2.1 million at December 31, 1999 and 1998, respectively. At December 31, 1999, gross unrealized appreciation on common stocks totaled $1.2 million, and gross unrealized depreciation totaled $1.1 million. The fair value of preferred stock totaled $35.9 million at December 31, 1999 and $36.5 million at December 31, 1998.

  Bonds with amortized cost of $0.4 million were non-income producing for the twelve months ended December 31, 1999.

  At December 31, 1999, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                GEOGRAPHIC
 PROPERTY TYPE                                CONCENTRATION


Apartments. . . . . . . .       $112.1      East North Central      $  71.3
Hotels. . . . . . . . . .         11.3      East South Central      7.4
Industrial. . . . . . . .         66.0      Middle Atlantic        28.5
Office buildings. . . . .         86.4      Mountain               21.0
Retail. . . . . . . . . .         25.5      New England            37.5
Agricultural. . . . . . .         99.6      Pacific               111.1
Other . . . . . . . . . .         32.2      South Atlantic         87.6

                                            West North Central     16.6

                                            West South Central     48.6


                                            Other                   3.5
   ------


                                $433.1                                $433.1
   ======




  At December 31, 1999, the fair values of the commercial and agricultural mortgage loans portfolios were $323.5 million and $98.2 million, respectively.
 The corresponding amounts as of December 31, 1998 were approximately $331.3 million and $70.0 million, respectively.

  The maximum and minimum lending rates for mortgage loans during 1999 were 14.24% and 6.84% for agricultural loans, 7.45% and 7.00% for other properties.
 Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation.
 Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

7. REINSURANCE

  The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1999 were $594.9 million, $132.8 million, and $13.6 million, respectively. The corresponding amounts in 1998 were $590.2 million, $63.2 million, and $8.2 million, respectively.

  Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

  Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business.
 No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

  The Company has not entered into any reinsurance agreement in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1999 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

  The notional amounts, carrying values and estimated fail values of the Company's derivative instruments were as follows at December 31:


 NUMBER OF CONTRACTS/                             ASSETS (LIABILITIES)

                                                  ------------------
 NOTIONAL AMOUNTS                             1999                               1998

                                                            FAIR VALUE
                                                            ---------
                        ------- ------- ---------                          ---------    ---------
                                          (IN MILLIONS)

Futures contracts to                                                                       $ (0.5)
 sell securities        $362.0  $947.0        $0.6        $0.6               $(0.5)
Interest rate swap                                                                          (17.7)
 agreements              965.0   365.0          --        11.5                   --
Interest rate cap
 agreements              239.4    89.4         5.6        5.6                   3.1
Currency rate swap                                                                           (3.3)
 agreements               15.8    15.8          --        (1.6)                  --

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The Company uses futures contracts, interest rate swap, cap agreements, and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels, foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities.

  The futures contracts expire in 2000. The interest rate swap agreements expire in 2000 to 2011. The interest rate cap agreements expire in 2006 to 2008. The currency rate swap agreements expire in 2006 to 2009.

  The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

9. POLICY RESERVES POLICYHOLDERS' AND BENIFICIARIES' FUNDS AND OBLIGATIONS RELATED TO SEPARATE ACCOUNTS

  The Company' annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows.


                                             DECEMBER 31, 1999   PERCENT
                                             ----------------   ------
                                                        (IN MILLIONS)


Subject to discretionary withdrawal (with
adjustment)
With market value adjustment  . . . . . . . . .     $       3.8         0.1%
At book value less surrender charge                        40.5          1.5
At market value . . . . . . . . . . . . . . . .         2,326.6         87.1
     --------
     Total with adjustment. . . . . . . . . . .         2,370.9         88.7
Subject to discretionary withdrawal                       287.1         10.7
   at book value (without adjustment) . . . . .
Not subject to discretionary withdrawal--general
 account. . . . . . . . . . . . . . . . . . . .            15.4          0.6
     --------


Total annuity reserves and deposit liabilities         $2,673.4       100.0%
     ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

10. COMMITMENTS AND CONTINGENCIES

  The Company has extended commitments to purchase long-term bonds and issue real estate mortgages totaling $15.4 million and $3.5 million, respectively, at December 31, 1999. The Company monitors the creditworthiness of borrowers under long-term bonds commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $19.4 million at December 31, 1999. The majority of these commitments expire in 2000.

  In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1999. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

  During 1997, John Hancock entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, John Hancock specifically denied any wrongdoing. During 1999, the Company recorded a $194.9 million reserve, through a direct charge to its unassigned deficit, representing the Company's share of the settlement and John Hancock contributed $194.9 million of capital to the Company. The reserve held at December 31, 1999 amounted to $136.5 million and is based on a number of factors, including the estimated number of claims, the expected type of relief to be sought by class members (general relief or alternative dispute resolution), the estimated cost per claim and the estimated costs to administer the claims.

  Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. John Hancock and the Company will continue to update their estimate of the final cost of the settlement as claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at this time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be reasonably estimated. If the Company's share of the settlement increases, John Hancock will contribute additional capital to the Company so that the Company's total stockholder's equity would not be impacted.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:


                                               DECEMBER 31,

                                        1999          1998
      ---------------                                 ---------------------

                         CARRYING        FAIR       CARRYING         FAIR
                           AMOUNT        VALUE        AMOUNT         VALUE
      ---------

                                              (IN MILLIONS)


ASSETS
   Bonds--Note 6. . . . .
   Preferred stocks--Note
 6. . . . . . . . . . . .      35.9       35.9       36.5              36.5
   Common stocks--Note 6.       3.2        3.2        3.1               3.1
   Mortgage loans on real
 estate--Note 6. . . . .      433.1      421.7      388.1             401.3
   Policy loans--Note 1.      172.1      172.1      137.7             137.7
   Cash items--Note 1. .      250.1      250.1       19.9              19.9


Derivatives assets
 (liabilities) relating
   to: --Note 8. . . . .
   Futures contracts. . .       0.6        0.6      (0.5)             (0.5)
   Interest rate swaps. .        --       11.5         --            (17.7)
   Currency rate swaps. .        --      (1.6)         --             (3.3)
   Interest rate caps. .        5.6        5.6        3.1               3.1



LIABILITIES
   Commitments--Note 10.         --       19.4         --              32.1



  The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

12. SUBSEQUENT EVENTS

REORGANIZATION AND INITIAL PUBLIC OFFERING

  Pursuant to a Plan of Reorganization approved by the policyholders of John Hancock and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company.
 In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

13. IMPACT OF YEAR 2000 (UNAUDITED)

  The Company participated in the Year 2000 remediation project of its parent, John Hancock. By late 1999, John Hancock and the Company completed their Year 2000 readiness plan to address issues that could result from computer programs written using two digits to define the applicable year rather than four to define the applicable year and century. As a result, John Hancock and the Company were prepared for the transition to the Year 2000 and did not experience any significant Year 2000 problems with respect to mission critical information technology ("IT") or non-IT systems, applications or infrastructure. During the date rollover to the year 2000, John Hancock and the Company implemented and monitored their millennium rollover plan and conducted business as usual on Monday, January 3, 2000.

  Since January 3, 2000, the information systems, including mission critical systems, which in the event of a Year 2000 failure would have the greatest impact on operations, have functioned properly. In addition, neither John Hancock nor the Company have experienced any significant Year 2000 issues related to interactions with material business partners. No disruptions have occurred which impact John Hancock or the Company's ability to process claims, update customer accounts, process financial transactions, or report accurate data to management and no business interruptions due to Year 2000 issues have been experienced. While John Hancock and the Company continue to monitor their systems, and those of material business partners, closely to ensure that no unexpected Year 2000 issues develop, neither John Hancock nor the Company have reason to expect any such issues.

  The costs of the Year 2000 project consist of internal IT personnel and external costs such as consultants, programmers, replacement software, and hardware. The costs of the Year 2000 project are expensed as incurred. The project is funded partially through a reallocation of resources from discretionary projects. Through December 31, 1999, John Hancock has incurred and expensed approximately $20.8 million in related payroll costs for internal IT personnel on the project. The estimated remaining IT personnel costs of the project are approximately $1.0 million. Through December 31, 1999, John Hancock has incurred and expensed approximately $47.0 million in external costs for the project. John Hancock's estimated remaining external cost of the project is approximately $2.0 million. The total costs of the Year 2000 project to John Hancock, based on management's best estimates, include approximately $21.7 million in internal IT personnel, $14.6 million in the external modification of software, $18.3 million for external solution providers, $9.1 million in replacement costs of non-compliant IT systems and $6.9 million in oversight, test facilities and other expenses. Accordingly, the estimated range of total costs of the Year 2000 project to John Hancock, internal and external, is approximately $70 to $72.5 million. John Hancock's total Year 2000 project costs include the estimated impact of external solution providers based on presently available information.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Policyholders of
John Hancock Variable Life Account V of John Hancock Variable Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account V (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, Emerging Markets Equity, International Equity Index, Global Equity, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Bond Index, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, High Yield Bond, Global Bond (formerly Strategic
Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation and Enhanced U.S. Equity Subaccounts) as of December 31, 1999, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account V at December 31, 1999, the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP
Boston, Massachusetts
February 11, 2000

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999


                                                 LARGE CAP                 SOVEREIGN      EMERGING     INTERNATIONAL     GLOBAL
                                                  GROWTH                     BOND      MARKETS EQUITY  EQUITY INDEX      EQUITY
                                                SUBACCOUNT                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                   -------------------------------------  -----------  --------------  -------------  -------------
ASSETS
Cash . . . . . . . . . . . . . .                            $     36,967  $     9,527   $       374     $     6,467    $        27
Investment in shares of
 portfolios of John Hancock
 Variable Series Trust I, at
 value . . . . . . . . . . . . .                             322,184,787   83,089,685     2,557,550      59,369,203        277,111
Investments in shares of
 portfolios of M Fund Inc., at
 value . . . . . . . . . . . . .                                      --           --            --              --             --
Receivable from:
 John Hancock Variable Series
  Trust I  . . . . . . . . . . .                                  89,607      198,769         4,655          84,008          4,935
 M Fund Inc. . . . . . . . . . .                                      --           --            --              --             --
                                   -------------------------------------  -----------   -----------     -----------    -----------
Total assets . . . . . . . . . .                             322,311,361   83,297,981     2,562,579      59,459,678        282,073
LIABILITIES
Payable to:
 John Hancock Variable Life
  Insurance
  Company  . . . . . . . . . . .                                  84,323      197,403         4,614          83,060          4,931
 M Fund Inc. . . . . . . . . . .                                      --           --            --              --             --
Asset charges payable  . . . . .                                  42,251       10,893           416           7,414             32
                                   -------------------------------------  -----------   -----------     -----------    -----------
Total liabilities  . . . . . . .                                 126,574      208,296         5,030          90,474          4,953
                                   -------------------------------------  -----------   -----------     -----------    -----------
Net assets . . . . . . . . . . .                            $322,184,787  $83,089,685   $ 2,557,549     $59,369,204    $   277,110
                                   =====================================  ===========   ===========     ===========    ===========





                         SMALL CAP   INTERNATIONAL    MID CAP     LARGE CAP       MONEY
                          GROWTH       BALANCED       GROWTH        VALUE        MARKET
                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                        -----------  -------------  -----------  -----------  -------------
ASSETS
Cash  . . . . . . . .   $     3,073   $      201    $     6,640  $     1,822   $     1,844
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .    27,413,036    1,759,141     58,721,139   16,085,160    32,648,013
Investments in shares
 of portfolios of M
 Fund Inc., at value             --           --             --           --            --
Receivable from:
 John Hancock Variable
  Series Trust I  . .        61,325          377         88,012        2,402       355,772
 M Fund Inc.  . . . .            --           --             --           --            --
                        -----------   ----------    -----------  -----------   -----------
Total assets  . . . .    27,477,434    1,759,719     58,815,791   16,089,384    33,005,629
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance
  Company . . . . . .        60,884          349         87,054        2,139       355,241
 M Fund Inc.  . . . .            --           --             --           --            --
Asset charges payable         3,515          230          7,598        2,085         2,374
                        -----------   ----------    -----------  -----------   -----------
Total liabilities . .        64,399          579         94,652        4,224       357,615
                        -----------   ----------    -----------  -----------   -----------
Net assets  . . . . .   $27,413,035   $1,759,140    $58,721,139  $16,085,160   $32,648,014
                        ===========   ==========    ===========  ===========   ===========



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                               DECEMBER 31, 1999


                                       SMALL/MID CAP              BOND                               SMALL/
                        MID CAP VALUE     GROWTH                  INDEX                           MID CAP CORE
                         SUBACCOUNT     SUBACCOUNT             SUBACCOUNT                          SUBACCOUNT
                        -------------  -------------  -----------------------------  ---------------------------------------
ASSETS
Cash  . . . . . . . .   $      1,628   $      5,084                      $      244                              $        22
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .     14,746,878     46,780,938                       2,217,155                                  199,539
Investments in shares
 of portfolios of M
 Fund Inc., at value              --             --                              --                                       --
Receivable from:
 John Hancock Variable
  Series Trust I  . .          1,739         15,602                              37                                        3
 M Fund Inc.  . . . .             --             --                              --                                       --
                        ------------   ------------   -----------------------------  ---------------------------------------
Total assets  . . . .     14,750,245     46,801,624                       2,217,436                                  199,564
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance
  Company . . . . . .          1,499         14,855                              --                                       --
 M Fund Inc.  . . . .             --             --                              --                                       --
Asset charges payable          1,868          5,830                             281                                       25
                        ------------   ------------   -----------------------------  ---------------------------------------
Total liabilities . .          3,367         20,685                             281                                       25
                        ------------   ------------   -----------------------------  ---------------------------------------
Net assets  . . . . .   $ 14,746,878   $ 46,780,939                      $2,217,155                              $   199,539
                        ============   ============   =============================  =======================================

                         REAL ESTATE EQUITY
                             SUBACCOUNT
                        --------------------
ASSETS
Cash  . . . . . . . .       $     3,368
Investment in shares         31,195,285
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .
Investments in shares                --
 of portfolios of M
 Fund Inc., at value
Receivable from:
 John Hancock Variable            2,821
  Series Trust I  . .
 M Fund Inc.  . . . .                --
                            -----------
Total assets  . . . .        31,201,474
LIABILITIES
Payable to:
 John Hancock Variable            2,330
  Life Insurance
  Company . . . . . .
 M Fund Inc.  . . . .                --
Asset charges payable             3,858
                            -----------
Total liabilities . .             6,188
                            -----------
Net assets  . . . . .       $31,195,286
                            ===========





                          GROWTH &                  SHORT-TERM   SMALL CAP    INTERNATIONAL
                           INCOME       MANAGED        BOND        VALUE      OPPORTUNITIES
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
                        ------------  ------------  ----------  -----------  ---------------
ASSETS
Cash  . . . . . . . .   $     72,466  $     45,649  $      455  $     1,145    $     1,233
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .    634,182,356   398,051,112   4,686,254   10,245,510     11,058,874
Investments in shares
 of portfolios of M
 Fund Inc., at value              --            --          --           --             --
Receivable from:
 John Hancock Variable
  Series Trust I  . .        392,892        70,254       1,323        8,615          6,012
 M Fund Inc.  . . . .             --            --          --           --             --
                        ------------  ------------  ----------  -----------    -----------
Total assets  . . . .    634,647,714   398,167,015   4,688,032   10,255,270     11,066,119
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance
  Company . . . . . .        382,510        63,721       1,257        8,449          5,831
 M Fund Inc.  . . . .             --            --          --           --             --
Asset charges payable         82,847        52,182         521        1,311          1,414
                        ------------  ------------  ----------  -----------    -----------
Total liabilities . .        465,357       115,903       1,778        9,760          7,245
                        ------------  ------------  ----------  -----------    -----------
Net assets  . . . . .   $634,182,357  $398,051,112  $4,686,254  $10,245,510    $11,058,874
                        ============  ============  ==========  ===========    ===========



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                               DECEMBER 31, 1999


                                                                      TURNER
                               EQUITY     HIGH YIELD                   CORE
                                INDEX        BOND     GLOBAL BOND     GROWTH
                             SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                             -----------  ----------  -----------  ------------
ASSETS
Cash . . . . . . . . . . .   $     4,889   $     19   $      971    $      281
Investment in shares of
 portfolios of John Hancock
 Variable Series Trust I,
 at value  . . . . . . . .    43,960,886    162,066    9,420,547            --
Investments in shares of
 portfolios of M Fund Inc.,
 at value  . . . . . . . .            --         --           --     2,889,399
Receivable from:
 John Hancock Variable
  Series Trust I . . . . .        37,505          5        6,650            --
 M Fund Inc. . . . . . . .            --         --           --            47
                             -----------   --------   ----------    ----------
Total assets . . . . . . .    44,003,280    162,090    9,428,168     2,889,727
LIABILITIES
Payable to:
 John Hancock Variable Life
  Insurance Company  . . .        36,785          3        6,494            --
 M Fund Inc. . . . . . . .            --         --           --            --
Asset charges payable  . .         5,610         21         1,27           328
                             -----------   --------   ----------    ----------
Total liabilities  . . . .        43,295         24        7,621           328
                             -----------   --------   ----------    ----------
Net assets . . . . . . . .   $43,960,885   $162,066   $9,420,547    $2,889,399
                             ===========   ========   ==========    ==========





                                        BRANDES       FRONTIER
                                     INTERNATIONAL    CAPITAL       ENHANCED
                                        EQUITY      APPRECIATION   U.S. EQUITY
                                      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                     -------------  ------------  -------------
                                     ---------------
ASSETS
Cash . . . . . . . . . . . . . . .    $     1,358   $     1,323        $--
Investment in shares of portfolios
 of John Hancock Variable Series
 Trust I, at value . . . . . . . .             --            --          --
Investments in shares of portfolios
 of M Fund Inc., at value  . . . .     12,403,863    12,660,131          --
Receivable from:
 John Hancock Variable Series Trust
  I. . . . . . . . . . . . . . . .             --            --          --
 M Fund Inc. . . . . . . . . . . .         10,825         7,392          --
                                      -----------   -----------        ---
Total assets . . . . . . . . . . .     12,416,046    12,668,846          --
LIABILITIES
Payable to:
 John Hancock Variable Life
  Insurance Company  . . . . . . .         10,622         7,188          --
 M Fund Inc. . . . . . . . . . . .             --            --          --
Asset charges payable  . . . . . .          1,561         1,527          --
                                      -----------   -----------        ---
Total liabilities  . . . . . . . .         12,183         8,715          --
                                      -----------   -----------        ---
Net assets . . . . . . . . . . . .    $12,403,863   $12,660,131        $--
                                      ===========   ===========        ===



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                            STATEMENT OF OPERATIONS

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                       LARGE CAP GROWTH SUBACCOUNT               SOVEREIGN BOND SUBACCOUNT
                                                  ---------------------------------------  -------------------------------------
                                                      1999          1998         1997         1999          1998          1997
                                                  -------------  -----------  -----------  ------------  -----------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I . . . . .   $ 49,742,797   $31,074,914  $19,906,569  $ 6,229,567   $6,701,784    $5,517,405
 M Fund Inc.  . . . . . . . . . . . . . . . . .             --            --           --           --           --            --
                                                  ------------   -----------  -----------  -----------   ----------    ----------
Total investment income . . . . . . . . . . . .     49,742,797    31,074,914   19,906,569    6,229,567    6,701,784     5,517,405
Expenses:
 Mortality and expense risks  . . . . . . . . .      1,809,412     1,577,321    1,152,388      503,363      486,757       417,812
                                                  ------------   -----------  -----------  -----------   ----------    ----------
Net investment income . . . . . . . . . . . . .     47,933,385    29,497,593   18,754,181    5,726,204    6,215,027     5,099,593
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) . . . . . . . . . . .     37,974,300     7,477,359    5,377,678      137,370      125,377      (316,608)
 Net unrealized appreciation (depreciation)
  during
  the period  . . . . . . . . . . . . . . . . .    (20,089,860)   50,180,004   24,886,516   (7,170,609)    (432,666)    1,592,275
                                                  ------------   -----------  -----------  -----------   ----------    ----------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . . . .     17,884,440    57,657,363   30,264,194   (7,033,239)    (307,289)    1,275,667
                                                  ------------   -----------  -----------  -----------   ----------    ----------
Net increase (decrease) in net assets resulting
 from operations  . . . . . . . . . . . . . . .   $ 65,817,825   $87,154,956  $49,018,375  $(1,307,035)  $5,907,738    $6,375,260
                                                  ============   ===========  ===========  ===========   ==========    ==========





                        EMERGING MARKETS EQUITY SUBACCOUNT    INTERNATIONAL EQUITY INDEX SUBACCOUNT
                        -----------------------------------  --------------------------------------
                              1999              1998*            1999         1998           1997
                        -----------------  ----------------  ------------  -----------  ---------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .       $121,921             $ 1         $ 1,867,788   $6,864,977    $ 2,032,258
 M Fund Inc.  . . . .             --              --                  --           --             --
                            --------             ---         -----------   ----------    -----------
Total investment
 income . . . . . . .        121,921               1           1,867,788    6,864,977      2,032,258
Expenses:
 Mortality and expense
  risks . . . . . . .          4,687              --             280,522      258,595        249,823
                            --------             ---         -----------   ----------    -----------
Net investment income        117,234               1           1,587,266    6,606,382      1,782,435
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .        288,630              (1)            423,295    1,270,070        958,182
 Net unrealized
  appreciation
  (depreciation)
  during the period .        475,390              (4)         11,546,984       23,662     (4,981,747)
                            --------             ---         -----------   ----------    -----------
Net realized and
 unrealized gain
 (loss) on investments       764,020              (5)         11,970,279    1,293,732     (4,023,565)
                            --------             ---         -----------   ----------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .       $881,254             $(4)        $13,557,545   $7,900,114    $(2,241,130)
                            ========             ===         ===========   ==========    ===========



---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                         GLOBAL EQUITY SUBACCOUNT      SMALL CAP GROWTH  SUBACCOUNT
                        -------------------------   ----------------------------------
                            1999          1998*        1999         1998         1997
                        -------------  -----------  -----------  -----------  -----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .      $   935         $ 2      $ 3,360,284  $       --    $  3,380
 M Fund Inc.  . . . .           --          --               --          --          --
                           -------         ---      -----------  ----------    --------
Total investment
 income . . . . . . .          935           2        3,360,284          --       3,380
Expenses:
 Mortality and expense
  risks . . . . . . .          435           1           97,719      57,076      33,986
                           -------         ---      -----------  ----------    --------
Net investment income
 (loss) . . . . . . .          500           1        3,262,565     (57,076)    (30,606)
Net realized and
 unrealized gain on
 investments:
 Net realized gain  .        1,382          --        1,209,833     157,975     116,210
 Net unrealized
  appreciation during
  the period  . . . .       27,261          69        5,952,186   1,605,647     732,330
                           -------         ---      -----------  ----------    --------
Net realized and
 unrealized gain on
 investments. . . . .       28,643          69        7,162,019   1,763,622     848,540
                           -------         ---      -----------  ----------    --------
Net increase in net
 assets resulting from
 operations . . . . .      $29,143         $70      $10,424,584  $1,706,546    $817,934
                           =======         ===      ===========  ==========    ========





                         INTERNATIONAL BALANCED SUBACCOUNT        MID CAP GROWTH SUBACCOUNT
                        ----------------------------------    ---------------------------------
                           1999         1998        1997         1999         1998        1997
                        -----------  ----------  -----------  -----------  ----------  -----------

Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .    $149,495     $111,976    $ 62,258    $ 5,920,731  $  993,504   $     --
 M Fund Inc.  . . . .          --           --          --             --          --         --
                         --------     --------    --------    -----------  ----------   --------
Total investment
 income . . . . . . .     149,495      111,976      62,258      5,920,731     993,504
Expenses:
 Mortality and expense
  risks . . . . . . .      10,171        8,831       6,972        146,891      42,815     20,278
                         --------     --------    --------    -----------  ----------   --------
Net investment income
 (loss) . . . . . . .     139,324      103,145      55,286      5,773,840     950,689    (20,278)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .        (975)      20,527      29,092      2,379,524     338,131     64,078
 Net unrealized
  appreciation
  (depreciation)
  during the period .     (61,234)     108,042     (68,785)    17,416,514   1,477,149    567,677
                         --------     --------    --------    -----------  ----------   --------
Net realized and
 unrealized gain
 (loss) on investments    (62,209)     128,569     (39,693)    19,796,038   1,815,280    631,755
                         --------     --------    --------    -----------  ----------   --------
Net increase in net
 assets resulting from
 operations . . . . .    $ 77,115     $231,714    $ 15,593    $25,569,878  $2,765,969   $611,477
                         ========     ========    ========    ===========  ==========   ========



---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                      LARGE CAP VALUE SUBACCOUNT                             MONEY MARKET SUBACCOUNT
                         ------------------------------------------------------  ------------------------------------------------
                                    1999                  1998          1997               1999               1998         1997
                         ----------------------------  ------------  ----------  ------------------------  ----------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I . . .   $                 1,029,319   $   560,242   $  259,192  $              1,253,474  $1,110,309   $  895,867
 M Fund Inc. . . . . .                            --            --           --                        --          --           --
                         ---------------------------   -----------   ----------  ------------------------  ----------   ----------
Total investment income                    1,029,319       560,242      259,192                 1,253,474   1,110,309      895,867
Expenses:
 Mortality and expense
  risks. . . . . . . .                        81,248        54,311       23,604                   151,506     125,891      101,168
                         ---------------------------   -----------   ----------  ------------------------  ----------   ----------
Net investment income                        948,071       505,931      235,588                 1,101,968     984,418      794,699
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain . .                       590,392       364,328      147,209                        --          --           --
 Net unrealized
  appreciation
  (depreciation) during
  the period . . . . .                    (1,512,713)     (186,805)     547,716                        --          --           --
                         ---------------------------   -----------   ----------  ------------------------  ----------   ----------
Net realized and
 unrealized gain (loss)
 on investments  . . .                      (922,321)      177,523      694,925                        --          --           --
                         ---------------------------   -----------   ----------  ------------------------  ----------   ----------
Net increase in net
 assets resulting from
 operations. . . . . .   $                    25,750   $   683,454   $  930,513  $              1,101,968  $  984,418   $  794,699
                         ===========================   ===========   ==========  ========================  ==========   ==========





                                     MID CAP VALUE SUBACCOUNT
                        ----------------------------------------------------
                                  1999                 1998          1997
                        --------------------------  ------------  ----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $                  99,940   $   142,246   $  972,249
 M Fund Inc.  . . . .                          --                         --
                        -------------------------   -----------   ----------
Total investment
 income . . . . . . .                      99,940       142,246      972,249
Expenses:
 Mortality and expense
  risks . . . . . . .                      95,346        95,456       36,967
                        -------------------------   -----------   ----------
Net investment income                       4,594        46,790      935,282
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .                  (1,354,334)      470,277      148,954
 Net unrealized
  appreciation
  (depreciation)
  during the period .                   2,021,700    (2,496,498)      58,693
                        -------------------------   -----------   ----------
Net realized and
 unrealized gain
 (loss) on investments                    667,366    (2,026,221)     207,647
                        -------------------------   -----------   ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $                 671,960   $(1,979,431)  $1,142,929
                        =========================   ===========   ==========
                                     SMALL/MID CAP GROWTH SUBACCOUNT
                        ----------------------------------------------------------
                                      1999                    1998         1997
                        ---------------------------------  ----------  --------------
Investment income:
Distributions received
 from:
 John Hancock Variable  $                      7,118,263   $  863,342   $ 5,058,010
  Series Trust I  . .
 M Fund Inc.  . . . .                                 --           --            --
                        --------------------------------   ----------   -----------
Total investment                               7,118,263      863,342     5,058,010
 income . . . . . . .
Expenses:
 Mortality and expense
  risks . . . . . . .                            264,633      281,235       296,759
                        --------------------------------   ----------   -----------
Net investment income                          6,853,630      582,107     4,761,251
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain                               332,328    1,879,057     4,458,015
  (loss). . . . . . .
 Net unrealized
  appreciation                                (5,168,619)       3,090    (7,254,086)
  (depreciation)        --------------------------------   ----------   -----------
  during the period .
Net realized and
 unrealized gain                              (4,836,291)
 (loss) on investments  --------------------------------    1,882,147    (2,796,071)
                                                           ----------   -----------
Net increase
 (decrease) in net      $                      2,017,339   $2,464,254   $ 1,965,180
 assets resulting from  ================================   ==========   ===========
 operations . . . . .



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                          SMALL/MID CAP CORE
                        BOND INDEX SUBACCOUNT                 SUBACCOUNT
                        ----------------------  -------------------------------------
                           1999       1998*                 1999                1998*
                        -----------  ---------  -----------------------------  ---------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .    $ 82,521     $   62    $                      17,267   $   --
 M Fund Inc.  . . . .          --         --                               --       --
                         --------     ------    -----------------------------   ------
Total investment
 income . . . . . . .      82,521         62                           17,267
Expenses:
 Mortality and expense
  risks . . . . . . .       7,497          1                              666       14
                         --------     ------    -----------------------------   ------
Net investment income      75,024         61                           16,601      (14)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .      (8,489)                                      1,450
 Net unrealized
  appreciation
  (depreciation)
  during the period .     (91,357)       (88)                          10,057    4,448
                         --------     ------    -----------------------------   ------
Net realized and
 unrealized gain
 (loss) on investments    (99,846)       (88)                          11,507    4,448
                         --------     ------    -----------------------------   ------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .    $(24,822)    $  (27)   $                      28,108   $4,434
                         ========     ======    =============================   ======





                                                  REAL ESTATE EQUITY
                                                      SUBACCOUNT                                GROWTH & INCOME SUBACCOUNT
                               ---------------------------------------------------------  ---------------------------------------
                                           1999                    1998          1997        1999           1998          1997
                               ------------------------------  -------------  ----------  ------------  ------------  -------------
                                                                                          -----------------------------------------
Investment income:
Distributions received from:
 John Hancock Variable Series
  Trust I  . . . . . . . . .   $                   2,118,195   $  2,281,310   $2,934,672  $72,156,977   $ 54,199,315   $52,442,930
 M Fund Inc. . . . . . . . .                              --             --           --           --             --            --
                               -----------------------------   ------------   ----------  -----------   ------------   -----------
Total investment income  . .                       2,118,195      2,281,310    2,934,672   72,156,977     54,199,315    52,442,930
Expenses:
 Mortality and expense risks                         189,524        219,763      212,177    3,537,270      2,856,645     2,178,739
                               -----------------------------   ------------   ----------  -----------   ------------   -----------
Net investment income  . . .                       1,928,671      2,061,547    2,722,495   68,619,707     51,342,670    50,264,191
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain . . . . .                         552,631        903,492      751,985   19,517,399     12,465,262     7,351,086
 Net unrealized appreciation
  (depreciation) during the
  period . . . . . . . . . .                      (3,233,362)   (10,193,226)   2,343,294   (2,623,478)    60,549,503    32,872,184
                               -----------------------------   ------------   ----------  -----------   ------------   -----------
Net realized and unrealized
 gain (loss) on
 investments . . . . . . . .                      (2,680,731)    (9,289,734)   3,095,279   16,893,921     73,014,765    40,223,270
                               -----------------------------   ------------   ----------  -----------   ------------   -----------
Net increase (decrease) in
 net assets resulting from
 operations. . . . . . . . .   $                    (752,060)  $ (7,228,187)  $5,817,774  $85,513,628   $124,357,435   $90,487,461
                               =============================   ============   ==========  ===========   ============   ===========



---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                  MANAGED SUBACCOUNT                 SHORT-TERM BOND SUBACCOUNT
                        ---------------------------------------  -----------------------------------
                            1999          1998         1997         1999         1998         1997
                        -------------  -----------  -----------  -----------  -----------  ------------
                                                                 --------------------------------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $ 38,226,296   $42,558,328  $34,981,042  $  321,697   $  318,055    $ 216,077
 M Fund Inc.  . . . .             --            --           --          --           --           --
                        ------------   -----------  -----------  ----------   ----------    ---------
Total investment
 income . . . . . . .     38,226,296    42,558,328   34,981,042     321,697      318,055      216,077
Expenses:
 Mortality and expense
  risks . . . . . . .      2,441,499     2,438,618    2,035,959      27,433       27,623       17,975
                        ------------   -----------  -----------  ----------   ----------    ---------
Net investment income     35,784,797    40,119,710   32,945,083     294,264      290,432      198,102
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .     23,586,754     5,216,094    3,754,808     (61,939)      13,933      (12,481)
 Net unrealized
  appreciation
  (depreciation)
  during the period .    (25,338,032)   28,230,322   19,460,056    (116,293)     (45,745)      24,408
                        ------------   -----------  -----------  ----------   ----------    ---------
Net realized and
 unrealized gain
 (loss) on
 investments  . . . .     (1,751,278)   33,446,416   23,214,864    (178,232)     (31,812)      11,927
                        ------------   -----------  -----------  ----------   ----------    ---------
Net increase in net
 assets resulting from
 operations . . . . .   $ 34,033,519   $73,566,126  $56,159,947  $  116,032   $  258,620    $ 210,029
                        ============   ===========  ===========  ==========   ==========    =========





                                                              INTERNATIONAL OPPORTUNITIES
                           SMALL CAP VALUE SUBACCOUNT                  SUBACCOUNT
                        --------------------------------   ---------------------------------
                          1999        1998        1997        1999        1998        1997
                        ----------  ----------  ---------  ----------  ----------  ------------
                                                           ------------------------------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $ 243,470   $  54,320   $537,451   $  804,607  $   85,655   $  85,488
 M Fund Inc.  . . . .          --          --         --           --          --          --
                        ---------   ---------   --------   ----------  ----------   ---------
Total investment
 income . . . . . . .     243,470      54,320    537,451      804,607      85,655      85,488
Expenses:
 Mortality and expense
  risks . . . . . . .      61,294      51,961     21,374       88,335      64,058      27,161
                        ---------   ---------   --------   ----------  ----------   ---------
Net investment income     182,176       2,359    516,077      716,272      21,597      58,327
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .    (497,642)    254,157    179,065    1,471,214     196,024     104,001
 Net unrealized
  appreciation
  (depreciation)
  during the period .     (88,006)   (813,644)   (60,841)   1,149,372   1,366,734    (279,934)
                        ---------   ---------   --------   ----------  ----------   ---------
Net realized and
 unrealized gain
 (loss) on
 investments  . . . .    (585,648)   (559,487)   118,224    2,620,586   1,562,758    (175,933)
                        ---------   ---------   --------   ----------  ----------   ---------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(403,472)  $(557,128)  $634,301   $3,336,858  $1,584,355   $(117,606)
                        =========   =========   ========   ==========  ==========   =========



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                            HIGH YIELD BOND
                             EQUITY INDEX SUBACCOUNT           SUBACCOUNT
                        ----------------------------------  ----------------
                           1999        1998        1997       1999      1998*
                        ----------  ----------  ----------  ---------  --------
                        -------------------------------------------------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $1,831,467  $  700,367  $  289,092  $ 7,718      $12
 M Fund Inc.  . . . .           --          --          --       --       --
                        ----------  ----------  ----------  -------      ---
Total investment
 income . . . . . . .    1,831,467     700,367     289,092    7,718       12
Expenses:
 Mortality and expense
  risks . . . . . . .      216,154     108,231      33,761      569        1
                        ----------  ----------  ----------  -------      ---
Net investment income    1,615,313     592,136     255,331    7,149       11
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .    1,761,823     997,526      72,875   (4,898)      --
 Net unrealized
  appreciation
  (depreciation)
  during the period .    3,255,121   2,882,597     973,872     (611)      (9)
                        ----------  ----------  ----------  -------      ---
Net realized and
 unrealized gain
 (loss) on investments   5,016,944   3,880,123   1,046,747   (5,509)      (9)
                        ----------  ----------  ----------  -------      ---
Net increase in net
 assets resulting from
 operations . . . . .   $6,632,257  $4,472,259  $1,302,078  $ 1,640      $ 2
                        ==========  ==========  ==========  =======      ===





                                                            TURNER CORE GROWTH
                           GLOBAL BOND SUBACCOUNT               SUBACCOUNT
                        ------------------------------  ---------------------------
                          1999        1998      1997      1999      1998      1997
                        ----------  --------  --------  --------  --------  ---------
                                                        -----------------------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $ 407,783   $217,011  $155,751  $     --  $     --   $    --
 M Fund Inc.  . . . .          --         --        --   243,054    48,858    22,593
                        ---------   --------  --------  --------  --------   -------
Total investment
 income . . . . . . .     407,783    217,011   155,751   243,054    48,858    22,593
Expenses:
 Mortality and expense
  risks . . . . . . .      44,023     23,315    10,483    14,911     4,430       828
                        ---------   --------  --------  --------  --------   -------
Net investment income     363,760    193,696   145,268   228,143    44,428    21,765
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain  .         959     25,425     4,242   411,650    38,125     1,020
 Net unrealized
  appreciation
  (depreciation)
  during the period .    (578,510)    91,397     7,679    25,769   318,448    17,720
                        ---------   --------  --------  --------  --------   -------
Net realized and
 unrealized gain
 (loss) on investments   (577,551)   116,822    11,921   437,419   356,573    18,740
                        ---------   --------  --------  --------  --------   -------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(213,791)  $310,518  $157,189  $665,562  $401,001   $40,505
                        =========   ========  ========  ========  ========   =======



---------
*  From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                                                                                     ENHANCED U.S.
                                                    BRANDES INTERNATIONAL EQUITY    FRONTIER CAPITAL APPRECIATION       EQUITY
                                                             SUBACCOUNT                       SUBACCOUNT              SUBACCOUNT
                                                   ------------------------------   ------------------------------  ---------------
                                                      1999       1998      1997        1999       1998      1997         1999*
                                                   ----------  --------  ---------  ----------  ---------  -------  ---------------
                                                                                    --------------------------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I  . . . . .   $       --  $     --  $     --   $       --  $     --   $    --      $   --
 M Fund Inc. . . . . . . . . . . . . . . . . . .      391,652    76,526    11,174      363,096    14,932    59,777          --
                                                   ----------  --------  --------   ----------  --------   -------      ------
Total investment income  . . . . . . . . . . . .      391,652    76,526    11,174      363,096    14,932    59,777          --
Expenses:
 Mortality and expense risks . . . . . . . . . .       26,814     6,543     2,688       55,548    24,050     7,104          22
                                                   ----------  --------  --------   ----------  --------   -------      ------
Net investment income (loss) . . . . . . . . . .      364,838    69,983     8,486      307,548    (9,118)   52,673         (22)
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain . . . . . . . . . . . . . . .       40,298     8,487       371      161,229    89,974    10,828        (746)
 Net unrealized appreciation (depreciation)
  during the period  . . . . . . . . . . . . . .    1,857,041   101,256   (32,110)   3,089,604   524,011    28,386          --
                                                   ----------  --------  --------   ----------  --------   -------      ------
Net realized and unrealized gain (loss) on
 investments . . . . . . . . . . . . . . . . . .    1,897,339   109,743   (31,739)   3,250,833   613,985    39,214        (746)
                                                   ----------  --------  --------   ----------  --------   -------      ------
Net increase (decrease) in net assets resulting
 from operations . . . . . . . . . . . . . . . .   $2,262,177  $179,726  $(23,253)  $3,558,381  $604,867   $91,887      $ (768)
                                                   ==========  ========  ========   ==========  ========   =======      ======



---------
* From August 18, 1999 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      STATEMENTS OF CHANGES IN NET ASSETS

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                     LARGE CAP GROWTH                               SOVEREIGN BOND
                                                        SUBACCOUNT                                    SUBACCOUNT
                                        -------------------------------------------   ------------------------------------------
                                            1999            1998           1997           1999           1998            1997
                                        --------------  -------------  -------------  -------------  -------------  ---------------
                                        -------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . .   $  47,933,385   $ 29,497,593   $ 18,754,181   $  5,726,204   $  6,215,027    $  5,099,593
 Net realized gains (losses)  . . . .      37,974,300      7,477,359      5,377,678        137,370        125,377        (316,608)
 Net unrealized appreciation
  (depreciation) during the period  .     (20,089,860)    50,180,004     24,886,516     (7,170,609)      (432,666)      1,592,275
                                        -------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations  . . . . .      65,817,825     87,154,956     49,018,375     (1,307,035)     5,907,738       6,375,260
From policyholder transactions:
 Net premiums from policyholders  . .      47,366,436     50,518,731     50,870,640     14,339,968     17,861,340      21,348,125
 Net benefits to policyholders  . . .    (109,055,989)   (40,022,049)   (32,643,981)   (15,723,809)   (15,352,996)    (14,778,316)
                                        -------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions . . . . . . . . . . . .     (61,689,553)    10,496,682     18,226,659     (1,383,841)     2,508,344       6,569,809
                                        -------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets       4,128,272     97,651,638     67,245,034     (2,690,876)     8,416,082      12,945,069
Net assets at beginning of period . .     318,056,515    220,404,877    153,159,843     85,780,561     77,364,479      64,419,410
                                        -------------   ------------   ------------   ------------   ------------    ------------
Net assets at end of period . . . . .   $ 322,184,787   $318,056,515   $220,404,877   $ 83,089,685   $ 85,780,561    $ 77,364,479
                                        =============   ============   ============   ============   ============    ============





                              EMERGING
                           MARKETS EQUITY              INTERNATIONAL EQUITY INDEX
                             SUBACCOUNT                        SUBACCOUNT
                        --------------------   ------------------------------------------
                           1999       1998*        1999           1998            1997
                        ------------  -------  -------------  -------------  ---------------
                        --------------------------------------------------------------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $   117,234   $    1   $  1,587,266   $  6,606,382    $  1,782,435
 Net realized gains .       288,630       (1)       423,295      1,270,070         958,182
 Net unrealized
  appreciation
  (depreciation)
  during the period .       475,390       (4)    11,546,984         23,662      (4,981,747)
                        -----------   ------   ------------   ------------    ------------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .       881,254       (4)    13,557,545      7,900,114      (2,241,130)
From policyholder
 transactions:
 Net premiums from
  policyholders . . .     2,935,233    1,730     12,752,321     11,092,106      17,654,531
 Net benefits to
  policyholders . . .    (1,260,627)     (37)   (11,265,586)   (16,638,265)    (12,889,618)
                        -----------   ------   ------------   ------------    ------------
Net increase
 (decrease) in net
 assets resulting from
 policyholder
 transactions . . . .     1,674,606    1,693      1,486,735     (5,546,159)      4,764,913
                        -----------   ------   ------------   ------------    ------------
Net increase in net
 assets . . . . . . .     2,555,860    1,689     15,044,280      2,353,955       2,523,783
Net assets at
 beginning of period          1,689        0     44,324,924     41,970,969      39,447,186
                        -----------   ------   ------------   ------------    ------------
Net assets at end of
 period . . . . . . .   $ 2,557,549   $1,689   $ 59,369,204   $ 44,324,924    $ 41,970,969
                        ===========   ======   ============   ============    ============



---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                          GLOBAL EQUITY                SMALL CAP GROWTH
                           SUBACCOUNT                     SUBACCOUNT
                        -----------------   ---------------------------------------
                          1999     1998*       1999          1998           1997
                        ---------  -------  ------------  ------------  --------------
                        --------------------------------------------------------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $    500   $    1   $ 3,262,565   $   (57,076)   $   (30,606)
 Net realized gains .      1,382       --     1,209,833       157,975        116,210
 Net unrealized
  appreciation during
  the period  . . . .     27,261       69     5,952,186     1,605,647        732,330
                        --------   ------   -----------   -----------    -----------
Net increase in net
 assets resulting from
 operations . . . . .     29,143       70    10,424,584     1,706,546        817,934
From policyholder
 transactions:
 Net premiums from
  policyholders . . .    275,194    1,850     9,698,604     6,942,160      7,111,430
 Net benefits to
  policyholders . . .    (29,112)     (35)   (6,196,218)   (3,551,395)    (2,474,024)
                        --------   ------   -----------   -----------    -----------
Net increase in net
 assets resulting from
 policyholder
 transactions . . . .    246,082    1,815     3,502,386     3,390,766      4,637,406
                        --------   ------   -----------   -----------    -----------
Net increase in net
 assets . . . . . . .    275,225    1,885    13,926,970     5,097,312      5,455,340
Net assets at
 beginning of period       1,885       --    13,486,065     8,388,753      2,933,413
                        --------   ------   -----------   -----------    -----------
Net assets at end of
 period . . . . . . .   $277,110   $1,885   $27,413,035   $13,486,065    $ 8,388,753
                        ========   ======   ===========   ===========    ===========





                                                         INTERNATIONAL BALANCED                      MID CAP GROWTH
                                                               SUBACCOUNT                              SUBACCOUNT
                                                  ------------------------------------   ---------------------------------------
                                                     1999         1998         1997         1999          1998           1997
                                                  -----------  -----------  -----------  ------------  ------------  --------------
                                                  ---------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . . . . .   $  139,324   $  103,145   $   55,286   $ 5,773,840   $   950,689    $   (20,278)
 Net realized gains (losses)  . . . . . . . . .         (975)      20,527       29,092     2,379,524       338,131         64,078
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .      (61,234)     108,042      (68,785)   17,416,514     1,477,149        567,677
                                                  ----------   ----------   ----------   -----------   -----------    -----------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . . . . .       77,115      231,714       15,593    25,569,878     2,765,969        611,477
From policyholder transactions:
 Net premiums from policyholders  . . . . . . .      408,648      775,469    1,210,054    31,236,463     6,310,992      3,564,986
 Net benefits to policyholders  . . . . . . . .     (457,724)    (433,887)    (811,533)   (9,304,845)   (2,644,280)    (1,603,972)
                                                  ----------   ----------   ----------   -----------   -----------    -----------
Net increase (decrease) in net assets resulting
 from policyholder transactions . . . . . . . .      (49,076)     341,582      398,521    21,931,618     3,666,712      1,961,014
                                                  ----------   ----------   ----------   -----------   -----------    -----------
Net increase in net assets  . . . . . . . . . .       28,039      573,296      414,114    47,501,496     6,432,681      2,572,491
Net assets at beginning of period . . . . . . .    1,731,101    1,157,805      743,691    11,219,643     4,786,962      2,214,471
                                                  ----------   ----------   ----------   -----------   -----------    -----------
Net assets at end of period . . . . . . . . . .   $1,759,140   $1,731,101   $1,157,805   $58,721,139   $11,219,643    $ 4,786,962
                                                  ==========   ==========   ==========   ===========   ===========    ===========



---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                        LARGE CAP VALUE                              MONEY MARKET
                                                          SUBACCOUNT                                  SUBACCOUNT
                                            ---------------------------------------   ------------------------------------------
                                               1999          1998          1997           1999           1998            1997
                                            ------------  ------------  ------------  -------------  -------------  ---------------
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $   948,071   $   505,931   $   235,588   $  1,101,968   $    984,418    $    794,699
 Net realized gains . . . . . . . . . . .       590,392       364,328       147,209             --             --              --
 Net unrealized appreciation
  (depreciation) during the period  . . .    (1,512,713)     (186,805)      547,716             --             --              --
                                            -----------   -----------   -----------   ------------   ------------    ------------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . .        25,750       683,454       930,513      1,101,968        984,418         794,699
From policyholder transactions:
 Net premiums from policyholders  . . . .    10,870,610     6,344,623     5,175,373     38,178,810     29,578,379      19,719,031
 Net benefits to policyholders  . . . . .    (5,528,175)   (2,846,246)   (1,416,071)   (27,659,025)   (26,039,388)    (21,386,542)
                                            -----------   -----------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions     5,342,435     3,498,377     3,759,302     10,519,785      3,538,991      (1,667,511)
                                            -----------   -----------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets . .     5,368,185     4,181,831     4,689,815     11,621,753      4,523,409        (872,812)
Net assets at beginning of period . . . .    10,716,975     6,535,144     1,845,329     21,026,261     16,502,852      17,375,664
                                            -----------   -----------   -----------   ------------   ------------    ------------
Net assets at end of period . . . . . . .   $16,085,160   $10,716,975   $ 6,535,144   $ 32,648,014   $ 21,026,261    $ 16,502,852
                                            ===========   ===========   ===========   ============   ============    ============





                                                         MID CAP VALUE                           SMALL/MID CAP GROWTH
                                                          SUBACCOUNT                                  SUBACCOUNT
                                            ---------------------------------------   ------------------------------------------
                                               1999          1998          1997           1999           1998            1997
                                            ------------  ------------  ------------  -------------  -------------  ---------------
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $     4,594   $    46,790   $   935,282   $  6,853,630   $    582,107    $  4,761,251
 Net realized gains (losses). . . . . . .    (1,354,334)      470,277       148,954        332,328      1,879,057       4,458,015
 Net unrealized appreciation
  (depreciation) during the period  . . .     2,021,700    (2,496,498)       58,693     (5,168,619)         3,090      (7,254,086)
                                            -----------   -----------   -----------   ------------   ------------   -------------
Net increase (decrease) in net assets
 resulting from operations  . . . . . . .       671,960    (1,979,431)    1,142,929      2,017,339      2,464,254       1,965,180
From policyholder transactions:
 Net premiums from policyholders  . . . .     7,348,479    12,176,727    12,224,626     12,408,208     15,336,390      26,820,224
 Net benefits to policyholders  . . . . .    (9,527,903)   (7,125,389)   (1,523,046)   (13,127,845)   (24,152,376)    (23,391,073)
                                            -----------   -----------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions    (2,179,424)    5,051,338    10,701,580       (719,637)    (8,815,986)      3,429,151
                                            -----------   -----------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets . .    (1,507,464)    3,071,907    11,844,509      1,297,702     (6,351,732)      5,394,331
Net assets at beginning of period . . . .    16,254,342    13,182,435     1,337,926     45,483,237     51,834,969      46,440,638
                                            -----------   -----------   -----------   ------------   ------------    ------------
Net assets at end of period . . . . . . .   $14,746,878   $16,254,342   $13,182,435   $ 46,780,939   $ 45,483,237    $ 51,834,969
                                            ===========   ===========   ===========   ============   ============    ============



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                          SMALL/MID CAP CORE
                                  BOND INDEX SUBACCOUNT       SUBACCOUNT
                                  ----------------------  -------------------
                                     1999        1998*      1999       1998*
                                  ------------  --------  ---------  ----------
                                  ---------------------------------------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss) .   $   75,024    $   61    $ 16,601    $   (14)
 Net realized gains (losses). .       (8,489)       --       1,450         --
 Net unrealized appreciation
  (depreciation) during the
  period. . . . . . . . . . . .      (91,357)      (88)     10,057      4,448
                                  ----------    ------    --------    -------
Net increase (decrease) in net
 assets resulting from
 operations . . . . . . . . . .      (24,822)      (27)     28,108      4,434
From policyholder transactions:
 Net premiums from policyholders   2,363,570     4,217     126,096     51,606
 Net benefits to policyholders      (125,783)       --     (10,705)        --
                                  ----------    ------    --------    -------
Net increase in net assets
 resulting from policyholder
 transactions . . . . . . . . .    2,237,787     4,217     115,391     51,606
                                  ----------    ------    --------    -------
Net increase in net assets  . .    2,212,965     4,190     143,499     56,040
Net assets at beginning of
 period . . . . . . . . . . . .        4,190        --      56,040         --
                                  ----------    ------    --------    -------
Net assets at end of period . .   $2,217,155    $4,190    $199,539    $56,040
                                  ==========    ======    ========    =======





                                                      REAL ESTATE EQUITY                           GROWTH & INCOME
                                                          SUBACCOUNT                                  SUBACCOUNT
                                           ----------------------------------------   ------------------------------------------
                                              1999           1998          1997           1999           1998            1997
                                           ------------  -------------  ------------  -------------  -------------  ---------------
                                           ----------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . . .   $ 1,928,671   $  2,061,547   $ 2,722,495   $ 68,619,707   $ 51,342,670    $ 50,264,191
 Net realized gains  . . . . . . . . . .       552,631        903,492       751,985     19,517,399     12,465,262       7,351,086
 Net unrealized appreciation
  (depreciation) during the period . . .    (3,233,362)   (10,193,226)    2,343,294     (2,623,478)    60,549,503      32,872,184
                                           -----------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . . .      (752,060)    (7,228,187)    5,817,774     85,513,628    124,357,435      90,487,461
From policyholder transactions:
 Net premiums from policyholders . . . .     7,015,135      9,200,146    13,842,210     91,655,386     92,202,780      94,961,660
 Net benefits to policyholders . . . . .    (9,317,401)   (10,281,699)   (8,886,892)   (95,299,988)   (79,305,839)    (70,387,297)
                                           -----------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions   (2,302,266)    (1,081,553)    4,955,318     (3,644,602)    12,896,941      24,574,363
                                           -----------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets  .    (3,054,326)    (8,309,740)   10,773,092     81,869,026    137,254,376     115,061,824
Net assets at beginning of period  . . .    34,249,612     42,559,352    31,786,260    552,313,331    415,058,955     299,997,131
                                           -----------   ------------   -----------   ------------   ------------    ------------
Net assets at end of period  . . . . . .   $31,195,286   $ 34,249,612   $42,559,352   $634,182,357   $552,313,331    $415,058,955
                                           ===========   ============   ===========   ============   ============    ============



---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                           MANAGED                                  SHORT-TERM BOND
                                                         SUBACCOUNT                                   SUBACCOUNT
                                         -------------------------------------------   -----------------------------------------
                                             1999            1998           1997           1999          1998            1997
                                         --------------  -------------  -------------  -------------  ------------  ---------------
                                         ------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . .   $  35,784,797   $ 40,119,710   $ 32,945,083   $    294,264   $   290,432    $    198,102
 Net realized gains (losses) . . . . .      23,586,754      5,216,094      3,754,808        (61,939)       13,933         (12,481)
 Net unrealized appreciation
  (depreciation) during the period . .     (25,338,032)    28,230,322     19,460,056       (116,293)      (45,745)         24,408
                                         -------------   ------------   ------------   ------------   -----------    ------------
Net increase in net assets resulting
 from operations . . . . . . . . . . .      34,033,519     73,566,126     56,159,947        116,032       258,620         210,029
From policyholder transactions:
 Net premiums from policyholders . . .      54,900,113     67,707,213     71,811,719      2,276,021     3,006,339       3,042,915
 Net benefits to policyholders . . . .    (141,629,545)   (60,791,416)   (61,937,355)    (3,751,891)   (1,696,858)     (1,790,137)
                                         -------------   ------------   ------------   ------------   -----------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. . . . . . . . . . . . .     (86,729,432)     6,915,797      9,874,364     (1,475,870)    1,309,481       1,252,778
                                         -------------   ------------   ------------   ------------   -----------    ------------
Net increase (decrease) in net assets      (52,695,913)    80,481,923     66,034,311     (1,359,838)    1,568,101       1,462,807
Net assets at beginning of period  . .     450,747,025    370,265,102    304,230,791      6,046,092     4,477,991       3,015,184
                                         -------------   ------------   ------------   ------------   -----------    ------------
Net assets at end of period  . . . . .   $ 398,051,112   $450,747,025   $370,265,102   $  4,686,254   $ 6,046,092    $  4,477,991
                                         =============   ============   ============   ============   ===========    ============





                                                  SMALL CAP VALUE                           INTERNATIONAL OPPORTUNITIES
                                                     SUBACCOUNT                                     SUBACCOUNT
                                    --------------------------------------------   ---------------------------------------------
                                        1999            1998            1997           1999            1998             1997
                                    -------------  ---------------  -------------  -------------  ---------------  ----------------
                                    -----------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations:
 Net investment income  . . . . .   $    182,176   $        2,359   $    516,077   $    716,272   $       21,597    $      58,327
 Net realized gains (losses). . .       (497,642)         254,157        179,065      1,471,214          196,024          104,001
 Net unrealized appreciation
  (depreciation) during the period       (88,006)        (813,644)       (60,841)     1,149,372        1,366,734         (279,934)
                                    ------------   --------------   ------------   ------------   --------------    -------------
Net increase (decrease) in net
 assets resulting from operations       (403,472)        (557,128)       634,301      3,336,858        1,584,355         (117,606)
From policyholder transactions:
 Net premiums from policyholders       4,969,799        7,056,455      6,430,967      3,603,306       11,422,860        6,249,522
 Net benefits to policyholders  .     (4,194,616)      (3,706,669)    (1,313,921)   (12,969,789)      (2,428,740)      (1,882,431)
                                    ------------   --------------   ------------   ------------   --------------    -------------
Net increase (decrease) in net
 assets resulting from
 policyholder transactions  . . .        775,183        3,349,786      5,117,046     (9,366,483)       8,994,120        4,367,091
                                    ------------   --------------   ------------   ------------   --------------    -------------
Net increase (decrease) in net
 assets . . . . . . . . . . . . .        371,711        2,792,658      5,751,347     (6,029,625)      10,578,475        4,249,485
Net assets at beginning of period      9,873,799        7,081,141      1,329,794     17,088,499        6,510,024        2,260,539
                                    ------------   --------------   ------------   ------------   --------------    -------------
Net assets at end of period . . .   $ 10,245,510   $    9,873,799   $  7,081,141   $ 11,058,874   $   17,088,499    $   6,510,024
                                    ============   ==============   ============   ============   ==============    =============



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                      EQUITY INDEX                  HIGH YIELD BOND
                                       SUBACCOUNT                      SUBACCOUNT
                        ----------------------------------------   ------------------
                            1999          1998          1997         1999       1998*
                        -------------  ------------  ------------  ----------  ---------
                        ----------------------------------------------------------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $  1,615,313   $   592,136   $   255,331   $   7,149    $   11
 Net realized gains
  (losses). . . . . .      1,761,823       997,526        72,875      (4,898)       --
 Net unrealized
  appreciation
  (depreciation)
  during the period .      3,255,121     2,882,597       973,872        (611)       (9)
                        ------------   -----------   -----------   ---------    ------
Net increase in net
 assets resulting from
 operations . . . . .      6,632,257     4,472,259     1,302,078       1,640         2
From policyholder
 transactions:
 Net premiums from
  policyholders . . .     21,134,600    18,349,859     9,373,895     270,875     1,791
 Net benefits to
  policyholders . . .    (10,605,541)   (6,452,625)   (1,445,089)   (112,214)      (28)
                        ------------   -----------   -----------   ---------    ------
Net increase in net
 assets resulting from
 policyholder
 transactions . . . .     10,529,059    11,897,234     7,928,806     158,661     1,763
                        ------------   -----------   -----------   ---------    ------
Net increase in net
 assets . . . . . . .     17,161,316    16,369,493     9,230,884     160,301     1,765
Net assets at
 beginning of period      26,799,569    10,430,076     1,199,192       1,765         0
                        ------------   -----------   -----------   ---------    ------
Net assets at end of
 period . . . . . . .   $ 43,960,885   $26,799,569   $10,430,076   $ 162,066    $1,765
                        ============   ===========   ===========   =========    ======





                                     GLOBAL BOND                        TURNER CORE GROWTH
                                     SUBACCOUNT                             SUBACCOUNT
                        -------------------------------------   -----------------------------------
                           1999          1998         1997         1999          1998         1997
                        ------------  -----------  -----------  ------------  -----------  -----------
                        ------------------------------------------------------------------------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $   363,760   $  193,696   $  145,268   $   228,143   $   44,428    $ 21,765
 Net realized gains .           959       25,425        4,242       411,650       38,125       1,020
 Net unrealized
  appreciation
  (depreciation)
  during the period .      (578,510)      91,397        7,679        25,769      318,448      17,720
                        -----------   ----------   ----------   -----------   ----------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .      (213,791)     310,518      157,189       665,562      401,001      40,505
From policyholder
 transactions:
 Net premiums from
  policyholders . . .     6,601,235    2,562,718    2,575,091     1,780,115    2,940,093     209,202
 Net benefits to
  policyholders . . .    (1,575,307)    (892,634)    (522,585)   (2,330,735)    (811,472)     (7,612)
                        -----------   ----------   ----------   -----------   ----------    --------
Net increase
 (decrease) in net
 assets resulting from
 policyholder
 transactions . . . .     5,025,928    1,670,084    2,052,506      (550,620)   2,128,621     201,590
                        -----------   ----------   ----------   -----------   ----------    --------
Net increase in net
 assets . . . . . . .     4,812,137    1,980,602    2,209,695       114,942    2,529,622     242,095
Net assets at
 beginning of period      4,608,410    2,627,808      418,113     2,774,457      244,835       2,740
                        -----------   ----------   ----------   -----------   ----------    --------
Net assets at end of
 period . . . . . . .   $ 9,420,547   $4,608,410   $2,627,808   $ 2,889,399   $2,774,457    $244,835
                        ===========   ==========   ==========   ===========   ==========    ========



---------
*  From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                  BRANDES                            FRONTIER CAPITAL               ENHANCED  U.S.
                                           INTERNATIONAL EQUITY                        APPRECIATION                     EQUITY
                                                SUBACCOUNT                              SUBACCOUNT                    SUBACCOUNT
                                    -----------------------------------   --------------------------------------   ----------------
                                       1999          1998        1997        1999          1998          1997           1999*
                                    ------------  -----------  ---------  ------------  ------------  -----------  ----------------
                                    -----------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) . .   $   364,838   $   69,983   $  8,486   $   307,548   $    (9,118)  $   52,673      $    (22)
 Net realized gains . . . . . . .        40,298        8,487        371       161,229        89,974       10,828          (746)
 Net unrealized appreciation
  (depreciation) during the period    1,857,041      101,256    (32,110)    3,089,604       524,011       28,386            --
                                    -----------   ----------   --------   -----------   -----------   ----------      --------
Net increase (decrease) in net
 assets resulting from operations     2,262,177      179,726    (23,253)    3,558,381       604,867       91,887          (768)
From policyholder transactions:
 Net premiums from policyholders      8,879,281      457,392    764,978     3,638,304     5,165,104    2,429,648        19,988
 Net benefits to policyholders  .       (92,663)     (76,919)   (10,047)   (1,766,348)   (1,076,779)     (47,057)      (19,220)
                                    -----------   ----------   --------   -----------   -----------   ----------      --------
Net increase in net assets
 resulting from policyholder
 transactions . . . . . . . . . .     8,786,618      380,473    754,931     1,871,956     4,088,325    2,382,591           768
                                    -----------   ----------   --------   -----------   -----------   ----------      --------
Net increase in net assets  . . .    11,048,795      560,199    731,678     5,430,337     4,693,192    2,474,478            --
Net assets at beginning of period     1,355,068      794,869     63,191     7,229,794     2,536,602       62,124            --
                                    -----------   ----------   --------   -----------   -----------   ----------      --------
Net assets at end of period . . .   $12,403,863   $1,355,068   $794,869   $12,660,131   $ 7,229,794   $2,536,602      $     --
                                    ===========   ==========   ========   ===========   ===========   ==========      ========



---------
* From August 18, 1999 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1999

1. ORGANIZATION

  John Hancock Variable Life Account V (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-seven subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new portfolios are added to the Fund or to M Fund, or as other investment options are developed and made available to policyholders. The twenty-seven Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Sovereign Bond, Emerging Markets Equity, International Equity Index, Global Equity, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Bond Index, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, High Yield Bond, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation and Enhanced U.S. Equity Portfolios. Each Portfolio has a different investment objective.

  The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

 Estimates

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
 Actual results could differ from those estimates.

 Valuation of Investments

  Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date.
 Realized gains and losses on sales of underlying Portfolio shares are determined on the basis of identified cost.

 Federal Income Taxes

  The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

 Expenses

  JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at an annual rate of .60% of net assets of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

  JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

3. TRANSACTIONS WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

4. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at December 31, 1999 were as follows:


          PORTFOLIO             SHARES OWNED      COST          VALUE
          ---------             ------------  ------------  --------------
Large Cap Growth  . . . . . .     11,787,670  $259,620,615   $322,184,787
Sovereign Bond  . . . . . . .      9,107,510    89,287,240     83,089,685
Emerging Markets Equity . . .        208,571     2,082,165      2,557,550
International Equity Index  .      3,022,115    49,471,547     59,369,203
Global Equity . . . . . . . .         22,836       249,782        277,111
Small Cap Growth  . . . . . .      1,434,077    19,209,718     27,413,036
International Balanced  . . .        164,323     1,762,162      1,759,141
Mid Cap Growth  . . . . . . .      2,008,985    39,221,551     58,721,139
Large Cap Value . . . . . . .      1,192,316    17,149,736     16,085,160
Money Market  . . . . . . . .      3,264,801    32,648,014     32,648,013
Mid Cap Value . . . . . . . .      1,154,192    15,060,455     14,746,878
Small/Mid Cap Growth  . . . .      3,333,171    51,576,302     46,780,938
Bond Index  . . . . . . . . .        237,940     2,308,600      2,217,155
Small/Mid Cap CORE  . . . . .         20,329       185,034        199,539
Real Estate Equity  . . . . .      2,718,783    35,822,199     31,195,285
Growth & Income . . . . . . .     31,691,185   517,130,031    634,182,356
Managed . . . . . . . . . . .     25,766,772   369,191,519    398,051,112
Short-Term Bond . . . . . . .        482,031     4,840,048      4,686,254
Small Cap Value . . . . . . .        938,482    11,141,653     10,245,510
International Opportunities .        728,882     8,723,854     11,058,874
Equity Index  . . . . . . . .      2,148,838    36,790,499     43,960,886
High Yield Bond . . . . . . .         18,034       162,686        162,066
Global Bond . . . . . . . . .        959,431     9,902,233      9,420,547
Turner Core Growth  . . . . .        126,010     2,527,465      2,889,399
Brandes International Equity         799,218    10,477,675     12,403,863
Frontier Capital Appreciation        599,438     9,018,130     12,660,131
Enhanced U.S. Equity  . . . .             --            --             --




  Purchases, including reinvestment of dividend distributions and proceeds from sales of shares in the Portfolios of the Fund and of M Fund during 1999, were as follows:

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

             PORTFOLIO                 PURCHASES        SALES
             ---------                ------------  --------------
------------------------------------------------------------------
Large Cap Growth  . . . . . . . . .   $ 71,192,062   $ 89,948,230
Sovereign Bond  . . . . . . . . . .     18,768,818     14,426,455
Emerging Markets Equity . . . . . .      2,971,480      1,179,639
International Equity Index  . . . .      9,412,771      6,338,770
Global Equity . . . . . . . . . . .        274,423         27,839
Small Cap Growth  . . . . . . . . .     10,160,703      3,395,750
International Balanced  . . . . . .        466,071        375,821
Mid Cap Growth  . . . . . . . . . .     32,202,688      4,497,230
Large Cap Value . . . . . . . . . .     10,666,546      4,376,042
Money Market  . . . . . . . . . . .     33,681,591     22,059,838
Mid Cap Value . . . . . . . . . . .      4,708,779      6,883,610
Small/Mid Cap Growth  . . . . . . .     14,310,567      8,176,576
Bond Index  . . . . . . . . . . . .      2,471,132        158,321
Small/Mid Cap CORE  . . . . . . . .        144,191         12,199
Real Estate Equity  . . . . . . . .      5,646,529      6,020,124
Growth & Income . . . . . . . . . .    115,948,019     50,972,915
Managed . . . . . . . . . . . . . .     60,220,117    111,164,751
Short-Term Bond . . . . . . . . . .      2,241,538      3,423,145
Small Cap Value . . . . . . . . . .      3,641,205      2,683,846
International Opportunities . . . .      3,391,076     12,041,286
Equity Index  . . . . . . . . . . .     17,594,261      5,449,888
High Yield Bond . . . . . . . . . .        302,394        136,584
Global Bond . . . . . . . . . . . .      6,723,256      1,333,568
Turner Core Growth  . . . . . . . .      2,009,448      2,331,926
Brandes International Equity  . . .      9,317,326        165,871
Frontier Capital Appreciation . . .      3,798,929      1,619,426
Enhanced U.S. Equity  . . . . . . .         19,619         18,873

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

5. NET ASSETS

  Accumulation shares attributable to net assets of contractowners and accumulation shares values for each subaccount at December 31, 1999 were as follows:


                                                                                                 CLASS 98
                                    FLEX V CLASS #1       FLEX V ENHANCED CLASS #2           (COMPANY CLASS)
                                ------------------------  -------------------------  --------------------------------
                                 ACCUMULATION    SHARES    ACCUMULATION    SHARES         ACCUMULATION         SHARES
          PORTFOLIO                 SHARES        VALUE       SHARES        VALUE            SHARES             VALUE
          ---------             ---------------  -------  --------------  ---------  -----------------------  ---------
Large Cap Growth  . . . . . .         3,106,446  $ 80.00        936,672    $ 79.68                        --        --
Sovereign Bond  . . . . . . .         2,894,651    23.69        612,925      23.69                        --        --
Emerging Markets Equity . . .           146,465    12.77         53,760      12.77                        --        --
International Equity Index  .         1,552,416    27.55        548,767      27.55                    50,131   $ 29.54
Global Equity . . . . . . . .            15,456    12.23          7,209      12.23                        --        --
Small Cap Growth  . . . . . .           753,944    21.70        509,520      21.70                        --        --
International Balanced  . . .            69,582    13.29         62,782      13.29                        --        --
Mid Cap Growth  . . . . . . .         1,059,727    35.59        590,165      35.59                        --        --
Large Cap Value . . . . . . .           553,562    16.17        441,513      16.17                        --        --
Money Market  . . . . . . . .         1,463,048    18.10        341,250      18.10                        --        --
Mid Cap Value . . . . . . . .           415,778    14.06        632,757      14.06                        --        --
Small/Mid Cap Growth  . . . .         1,032,806    19.80      1,278,020      19.80                    50,000     20.48
Bond Index  . . . . . . . . .            28,882    10.34        185,511      10.34                        --        --
Small/Mid Cap CORE  . . . . .            12,726    10.76          5,814      10.76                        --        --
Real Estate Equity  . . . . .         1,081,365    22.14        274,017      22.14                    50,243     23.73
Growth & Income . . . . . . .         7,039,546    68.13      2,268,912      68.13                        --        --
Managed . . . . . . . . . . .         8,456,417    39.65      1,582,418      39.65                        --        --
Short-Term Bond . . . . . . .           166,277    12.99        142,786      12.99                    50,000     13.44
Small Cap Value . . . . . . .           434,574    12.32        397,327      12.32                        --        --
International Opportunities .           435,347    16.54        233,555      16.54                        --        --
Equity Index  . . . . . . . .           915,344    23.08        989,278      23.08                        --        --
High Yield Bond . . . . . . .           442,669    12.16        352,069      12.16                        --        --
Global Bond . . . . . . . . .           422,669    12.16        352,069      12.16                        --        --
Turner Core Growth  . . . . .            41,442    26.33         68,302      26.33                        --        --
Brandes International Equity            414,650    17.14        308,793      17.14                        --        --
Frontier Capital Appreciation           324,311    21.11        276,873      21.11                        --        --
Enhanced U.S. Equity  . . . .                --    13.25             --      13.25                        --        --

                   ALPHABETICAL INDEX OF KEY WORDS AND PHRASES


  This index should help you locate more information about many of the important concepts in this prospectus.

 KEY WORD OR PHRASE       PAGE        KEY WORD OR PHRASE                  PAGE
Account. . . . . . . .    33         monthly deduction date. . . . . . .   30
account value. . . . .     9         mortality and expense risk charge .   10
attained age . . . . .    12         optional benefits . . . . . . . . .   10
Basic Premium. . . . .    11         options for death benefit . . . . .   14
Benchmark Value. . . .    10         owner . . . . . . . . . . . . . . .    5
beneficiary. . . . . .    43         partial withdrawal. . . . . . . . .   13
business day . . . . .    34         partial withdrawal charge . . . . .   10
charges. . . . . . . .    12         payment options . . . . . . . . . .   16
Code . . . . . . . . .    39         Planned Premium . . . . . . . . . .    6
cost of insurance rates   12         policy anniversary. . . . . . . . .   30
Current Death Benefit.    18         policy year . . . . . . . . . . . .   30
date of issue. . . . .    34         premium; premium payment. . . . . .    5
death benefit. . . . .     4         prospectus. . . . . . . . . . . . .    3
deductions . . . . . .    12         receive; receipt. . . . . . . . . .   19
Excess Value . . . . .    10         reinstate; reinstatement. . . . . .    7
expenses of the Trust.    14         sales charges . . . . . . . . . . .    9
Extra Death Benefit. .    18         SEC . . . . . . . . . . . . . . . .    2
fixed investment option   34         Separate Account. . . . . . . . . .   28
full surrender . . . .    16         Servicing Office. . . . . . . . . .    2
fund . . . . . . . . .     2         special loan account. . . . . . . .   14
grace period . . . . .     7         subaccount. . . . . . . . . . . . .   28
Guaranteed Death                     surrender . . . . . . . . . . . . .   13
 Benefit . . . . . . .    17         surrender value . . . . . . . . . .   13
insurance charge . . .    12         Target Premium. . . . . . . . . . .    9
insured person . . . .     4         tax considerations. . . . . . . . .   35
investment options . .     1         telephone transfers . . . . . . . .   19
JHVLICO. . . . . . . .    33         Total Sum Insured . . . . . . . . .   14
John Hancock Variable                transfers of account value. . . . .   12
 Series Trust  . . . .     2         Trust . . . . . . . . . . . . . . .    2
lapse. . . . . . . . .     8         variable investment options . . . .    1
Level Schedule . . . .     7         we; us. . . . . . . . . . . . . . .   28
                                     withdrawal. . . . . . . . . . . . .   13
loan . . . . . . . . .    16         withdrawal charges. . . . . . . . .   10
                                     you; your . . . . . . . . . . . . .    5
loan interest. . . . .    17

maximum premiums . . .     5

Minimum First Premium.     6

                           PROSPECTUS DATED MAY 1, 2000

                                     FLEX-V1
                a scheduled premium variable life insurance policy
                                    issued by
             JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")
                          JHVLICO LIFE SERVICING OFFICE
                          -----------------------------
                                 EXPRESS DELIVERY
                                 ----------------
                              529 Main Street (X-4)
                              Charlestown, MA 02129
                                    U.S. MAIL
                                    ---------
                                   P.O. Box 111
                                 Boston, MA 02117

                   PHONE: 1-800-521-1234 / FAX: 1-617-572-6956
  The policy provides an investment option with fixed rates of return declared by JHVLICO and the following variable investment options:

VARIABLE INVESTMENT OPTION                               MANAGED BY
--------------------------                               ----------
------------------------------------------------------------------------------------------------------------
  Managed. . . . . . . .. . . . . . . . . . . . . . .    Independence Investment Associates, Inc.
  Growth & Income . . . .                                Independence Investment Associates, Inc.
  Equity Index . . . . .                                 State Street Global Advisors
  Large Cap Value . . . .                                T. Rowe Price Associates, Inc.
  Large Cap Growth . . .                                 Independence Investment Associates, Inc.
  Mid Cap Value . . . . .                                Neuberger Berman, LLC
  Mid Cap Growth . . . .                                 Janus Capital Corporation
  Real Estate Equity . .                                 Independence Investment Associates, Inc.
  Small/Mid Cap CORE . .                                 Goldman Sachs Asset Management
  Small/Mid Cap Growth.                                  Wellington Management Company, LLP
  Small Cap Value . . . .                                INVESCO Management & Research, Inc.
  Small Cap Growth . . .  . . . . . . . . . . . . . . .  John Hancock Advisers, Inc.
  Global Equity. . . . .                                 Scudder Kemper Investments, Inc.
  Global Balanced . . . .                                Brinson Partners, Inc.
  International Equity Index . . . . . . . . . . . . .   Independence International Associates, Inc.
  International Opportunities . . . . . . . . . . . . .  Rowe Price-Fleming International, Inc.
                                                         Morgan Stanley Dean Witter Investment Management,
  Emerging Markets Equity . . . . . . . . . . . . . . .   Inc.
  Short-Term Bond . . . .                                Independence Investment Associates, Inc.
  Bond Index . . . . . .                                 Mellon Bond Associates, LLP
  Active Bond . . . . . . . . . . . . . . . . . . . . .  John Hancock Advisers, Inc.
  Global Bond . . . . . . . . . . . . . . . . . . . . .  J.P. Morgan Investment Management, Inc.
  High Yield Bond . . . .                                Wellington Management Company, LLP
  Money Market. . . . .                                  John Hancock Life Insurance Company
  Brandes International Equity. . . . . . . . . . . .    Brandes Investment Partners, L.P.
  Turner Core Growth. .                                  Turner Investment Partners, Inc.
  Frontier Capital Appreciation. . . . . . . . . . . .   Frontier Capital Management Company, LLC
  Clifton Enhanced U.S. Equity . . . . . . . . . . . .   The Clifton Group
------------------------------------------------------------------------------------------------------------



     We may add, modify or delete variable investment options in the future.

  When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of the John Hancock Variable Series Trust I (the "Trust") or of M Fund, Inc. (together, the Trust and M Fund, Inc. are referred to as the "Series Funds"). The Series Funds are mutual funds that offer a number of different investment options (which are called "funds"). The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Series Funds. Attached to this prospectus are prospectuses for the Series Funds that contain detailed information about each fund offered under the policy. Be sure to read the prospectuses for the Series Funds before selecting any of the variable investment options shown on page 1.

                             GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a policy or exercise any of your rights under the policy. However, please keep in mind that this is a prospectus - - it is not the policy. The prospectus
                                         ---
simplifies many policy provisions to better communicate the policy's essential features. Your rights and obligations under the policy will be determined by the language of the policy itself. When you receive your policy, read it carefully.

  This prospectus is arranged in the following way:

     . The section which follows is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

     . Behind the Basic Information section are illustrations of hypothetical policy benefits that help clarify how the policy works. These start on page 17.

     . Behind the illustrations is a section called "Additional Information"
       that gives more details about the policy. It generally does not
                                                                   ---
       repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 22.

     . Behind the Additional Information section are the financial statements for JHVLICO and Separate Account V. These start on page 40.

     . Finally, there is an Alphabetical Index of Key Words and Phrases at the back of the prospectus on page 79.

 After the Alphabetical Index of Key Words and Phrases, this prospectus ends and the prospectuses for the Series Funds begin.

 Please note that the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                BASIC INFORMATION

  This part of the prospectus provides answers to commonly asked questions about the policy. Here are the page numbers where the questions and answers appear:

Question                                                    Beginning on page
--------
 .What is the policy?. . . . . . . . . . . . . . .                   4
 .Who owns the policy?. . . . . . . . . . . . . .                    4
 .How can I invest money in the policy?. . . . . .                  4-5
 .Is there a minimum amount I must invest?. . . .                   5-6
 .How will the value of my investment in the policy change           7
over time?. . . . . . . . . . . . . . . . . . . .
 .What is the "Excess Value" of the policy and how is it
applied?. . . . . . . . . . . . . . . . . . . . .
 .What charges will JHVLICO deduct from my investment in            7-9
the policy?. . . . . . . . . . . . . . . . . . .
 .What charges will the Series Funds deduct from my
investment in the
policy?. . . . . . . . . . . . . . . . . . . . .                    9
 .What other charges could JHVLICO impose in the future?            10
 .How can I change my policy's investment allocations?             10-11
 .How can I access my investment in the policy?. .                 11-12
 .How much will JHVLICO pay when the insured person dies?          12-13
 .How can I change my policy's insurance coverage?                 13-14
 .Can I cancel my policy after it's issued?. . . .                  14
 .Can I choose the form in which JHVLICO pays out policy            14
proceeds?. . . . . . . . . . . . . . . . . . . .
 .To what extent can JHVLICO vary the terms and conditions
 of its policies in particular cases?. . . . . .                   15
 .How will my policy be treated for income tax purposes?            15
 .How do I communicate with JHVLICO?. . . . . . .                  15-16

 WHAT IS THE POLICY?

  The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary if the insured person dies (we call this the "death benefit") may be similarly affected.

  While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

     . Determine when and how much you invest in the various investment options

     . Borrow amounts you have in the investment options

     . Withdraw any amount we consider to be "Excess Value" in your policy

     . Change the beneficiary who will receive the death benefit

     . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

     . Reduce the amount of insurance by surrendering part of the policy

     . Choose the form in which we will pay out the death benefit or other proceeds

 Most of these options are subject to limits that are explained later in this prospectus.

 WHO OWNS THE POLICY?

  That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

 HOW CAN I INVEST MONEY IN THE POLICY?

Premium Payments

  We call the investments you make in the policy "premiums" or "premium payments". Premiums are scheduled and payable during the lifetime of the insured person in accordance with our established rules and rates. Premiums are payable at our Life Servicing Office on or before the due date specified in the policy.

  After the payment of the Minimum First Premium (see "Minimum Premium Requirements" below) there are three scheduled due dates in the first policy year. Due dates are the last business day in the third, sixth and ninth policy months. In the second policy year, the scheduled due dates are the last business day in the sixth and twelfth policy months. In the third and all later policy years, the scheduled due date is the last business day of the policy year.

  You may pay more than the Required Premium during a policy year and may ask to be billed for an amount greater than any Required Premium. You may also pay amounts in addition to any billed amount. However, each premium payment must be at least $25. We reserve the right to limit premium payments above the amount of the cumulative Required Premiums due on the policy.

  The ability to pay more than the Required Premium provides you with considerable payment flexibility in meeting the premium requirements of the policy. Consider a policy with a $1,000 Required Premium and where you pay $1,250 in each of the first eight policy years. If none of the additional premium of $2,000 is applied under a Value Option (see "Value Options" on page __), the policy will remain in force for at least ten years without any further premium payments. During each of these ten years, the premium received ($1,250 a year for eight years) at least equals the aggregate Required Premiums ($1,000 a year for 10 years) on the scheduled due dates. In other words, the payment of more than the Required Premium in a year can be relied upon to satisfy the Required Premium requirements in later years. If, however, you were to apply $500 of the additional premium to a Value Option, then only $1,500 would remain to meet Required Premiums. The policy would remain in force for at least 9 years but a payment of $500 may be necessary by the end of the tenth policy year to keep the policy in force.

Maximum premium payments

  Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. We'll monitor your premium payments and let you know if you're about to exceed this limit. More discussion of these tax law requirements begins on page 29.

  Also, we may refuse to accept any amount of an additional premium if that amount of premium would increase our insurance risk exposure, and the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance. In no event, however, will we refuse to accept any premium necessary to prevent the policy from terminating.

Ways to pay premiums

  If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Variable Life Insurance Company." Premiums after the first must be sent to the JHVLICO Life Servicing Office at the appropriate address shown on page 1 of this prospectus.

  We will also accept premiums:

     . by wire or by exchange from another insurance company,

     . via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or
              -------

     . if we agree to it, through a salary deduction plan with your employer.

 You can obtain information on these other methods of premium payment by contacting your JHVLICO representative or by contacting the JHVLICO Life Servicing Office.

 IS THERE A MINIMUM AMOUNT I MUST INVEST?

Minimum Premium Requirements

  An amount of Required Premium (see "Required Premiums" below) is determined at the start of each policy year. Generally, the full amount of Required Premium must be paid by the last scheduled due date of the policy year. In the first and second policy years, however, there are additional requirements.

  In the first policy year, a Minimum First Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. The Minimum First Premium is equal to the greater of $150 or one-fourth of the Required Premium. Also in the first policy year, one-half of the Required Premium must be received on or before the last business day in the third policy month and three-quarters of the Required Premium must be received on or before the last business day in the sixth policy month.

  In the second policy year, one-half of the Required Premium for the second policy year must be received on or before the last business day in the sixth policy month.

  Premium requirements are met by premium payments on a cumulative basis. For example, the premium requirement on all scheduled due dates of the first policy year would be met if the full Required Premium for the first policy year were paid at issue of the policy.

  Generally, we count all premiums received when we determine whether the premium requirement is met on a scheduled due date. This cumulative amount of premiums received is reduced for this purpose by amounts withdrawn from the premium component of Excess Value and amounts applied from the premium component to any Value Option other than the Accumulate Option. The premium requirement will also be deemed satisfied on the last business day of the second or any later policy year if any Excess Value is available on the scheduled due date. See "Value Options" on page __.

  Failure to satisfy a premium requirement on a scheduled due date may cause the policy to terminate. See "Lapse" and "Options on Lapse".

Choice of Premium Schedule

  At the time of application, you can select either a Level Schedule or a Modified Schedule as the basis for the Basic Premium on the policy. The Modified Schedule alternative is not available if the insured person is over age 70 on the issue date of the policy. If the Level Schedule is chosen, the Basic Premium will never increase during the lifetime of the insured person. With the Level Schedule, the Basic Premium is completely insulated from any adverse investment performance. If the Modified Schedule is chosen, the Basic Premium is initially lower than under the Level Schedule. However, a premium recalculation (described below) must occur no later than the policy anniversary nearest the insured person's 72nd birthday. At the time of the premium recalculation, we determine a new Basic Premium which is payable through the remaining lifetime of the insured person.

  A comparison of the Basic Premiums at issue under the Level and Modified Schedules for a Sum Insured at issue of $100,000 for a male is shown below:


 Issue
  Age       Level       Modified
 -----      -----       --------
  25      $1,113.00     $  708.00
  40      $1,954.00     $1,305.00
  55      $3,869.00     $2,585.00




Required Premiums

  The Required Premium determined at the start of each policy year equals an amount for the Basic Death Benefit ("Basic Premium") or $300 if the annual Basic Premium is less than $300, plus any additional premium for extra mortality risk or additional insurance benefits that have been purchased. The Basic Premium is a level amount that does not change if the Level Schedule is selected. If the Modified Schedule is selected, the Basic Premium does not change until the premium recalculation occurs. See "Premium recalculation" on page __.

  If the account value on the business day immediately preceding the policy anniversary, when multiplied by the Death Benefit Factor on that policy anniversary, is equal to or greater than the Guaranteed Death Benefit, then no Required Premium is applicable to the following policy year. This means that even if no premium is paid during the policy year, the premium requirement will be met on the scheduled due date at the end of the policy year. If applicable, we will mail a written notice to you within 10 days after any policy anniversary stating that no premium payment is required in that policy year.

Lapse

  Any amount of premium required to keep the policy in force is in default if not paid on or before its scheduled due date, but the policy provides a 61-day grace period for the payment of each such amount. (This grace period does not apply to the receipt of the Minimum First Premium.) The policy continues in full force during the grace period. If the insured person dies during the grace period, we will deduct the amount in default from the death benefit. During the grace period, you cannot make transfers among investment options or make a partial withdrawal or policy loan.

  If your policy enters a grace period, we will notify you of how much you will need to pay to keep the policy in force. If you don't pay at least the required amount by the end of the grace period, your policy will terminate (i.e., lapse).

Options on Lapse

  If a policy lapses, we apply the surrender value on the date of lapse to one of three options for continued insurance that does not require further payment of premium: Variable Paid-Up Insurance, Fixed Paid-Up Insurance or Fixed Extended Term Insurance on the life of the insured person, commencing on the date of lapse.

  Both the Variable and Fixed Paid-Up Insurance options provide an amount of paid-up whole life insurance, determined in accordance with the policy, which the surrender value will purchase. The amount of Variable Paid-Up Insurance may then increase or decrease, subject to any guarantee, in response to the investment experience of the variable investment options. The Fixed Paid-Up Insurance option provides a fixed and level amount of insurance. The Fixed Extended Term Insurance option provides a fixed amount of insurance determined in accordance with the policy, with the insurance coverage continuing for as long a period as the available policy surrender value will purchase.

  The Variable Paid-Up Insurance option is not available unless its initial amount is at least $5,000. If you have elected no option before the end of the grace period, the Fixed Extended Term Insurance option automatically applies unless the amount of Fixed Paid-Up Insurance would equal or exceed the amount of Fixed Extended Term Insurance or unless the insured person is a substandard risk. In either of the latter cases, Fixed Paid-Up Insurance is provided.

  You may surrender a policy that is being continued under any of these options for the option's surrender value while the insured person is living. Loans may be available under the Variable and Fixed Paid-Up Insurance options.

Reinstatement

  You can still reactivate (i.e., "reinstate") a lapsed policy within 3 years from the beginning of the grace period, unless the surrender value has been paid out or otherwise exhausted or the period of any Fixed Extended Term Insurance has expired. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy.

Premium recalculation

  You may elect the premium recalculation applicable to any policy on a Modified Schedule at any time after the first policy anniversary up to the policy anniversary nearest the insured person's 72nd birthday. If elected, the premium recalculation will be effected on the policy anniversary next following receipt at our Life Servicing Office of satisfactory written notice. If not elected sooner, we will be effect the premium recalculation on the policy anniversary nearest the insured person's 72nd birthday.

  The new Basic Premium resulting from a premium recalculation may be less than, equal to or greater than the original Basic Premium but it will never exceed the maximum Basic Premium shown in the policy. The new Basic Premium depends on the insured person's sex and age, the Guaranteed Death Benefit under the policy and the account value on the business day immediately preceding the date of the premium recalculation.

  A charge will be made if the new Basic Premium is below the Basic Premium on the Level Schedule for the insured person's age at issue of the policy. The charge (currently1 1/2%) will not exceed 3% of the amount of account value applied by us to reduce the new Basic Premium to an amount below the Basic Premium which would have been payable on the Level Schedule for the insured person's age at issue. See "Guaranteed Death Benefit Charges" on page __.

 HOW WILL THE VALUE OF MY INVESTMENT IN THE POLICY CHANGE OVER TIME?

  From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected.

  Over time, the amount you've invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of the one of the Series Funds and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "What charges will JHVLICO deduct from my investment in the policy?" below.

  The amount you've invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. The current declared rate will also appear in the annual statement we will send you. Amounts you invest in the fixed investment option will not be
                                                                         ---
subject to the mortality and expense risk charge or the guaranteed death benefit charge described on page 8. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

  At any time, the "account value" of your policy is equal to:

     . the amount you invested,

     . plus or minus the investment experience of the investment options you've chosen,

     . minus all charges we deduct, and

     . minus all partial withdrawals of Excess Value you have made.

 If you take a loan on the policy, however, your account value will be computed somewhat differently. This is discussed beginning on page 11.

 WHAT IS THE "EXCESS VALUE" OF THE POLICY AND HOW IS IT APPLIED?

Excess Value and its components

  As of the last business day in each policy year, we compare the account value of the policy against the "Benchmark Value" (described below) to determine if any "Excess Value" exists under the policy. Excess Value is any amount of account value greater than the Benchmark Value.

  The policy statements that we send you (see "Reports that you will receive" on page __) will specify the amount of any Excess Value at the end of the reporting period. If you wish this information at any other time, you may contact your JHVLICO representative or telephone us at 1-800-521-1234.

  Benchmark Value can be thought of as what the guaranteed cash value would be under an otherwise comparable non-variable whole life policy. It is the amount we deem necessary to support your policy's benefits at any time based on accepted actuarial methods and assumptions.

  The Benchmark Value depends upon the policy's Guaranteed Death Benefit, the Required Premium, any outstanding loan, the sex and attained age of the insured person, and any contingent deferred sales charge. The formula describing precisely how Benchmark Value is calculated on each policy anniversary is set forth in the policy. In general, the Benchmark Value increases as more guarantees are provided in the policy, either in the form of higher Guaranteed Death Benefits or lower premiums. If there is a loan outstanding, the Benchmark Value will not be less than 110% of the outstanding loan amount. The Benchmark Value generally increases over the life of the policy, as the attained age of the insured person increases.

  Excess Value may arise from two sources. The "premium component" is that portion of Excess Value up to the amount by which the cumulative premiums paid (excluding amounts from this component previously withdrawn) exceed the cumulative amount of Required Premiums due to date. The "experience component" is that portion of Excess Value above the premium component and arises out of favorable investment experience or lower than maximum insurance and expense charges.

Value Options

  If Excess Value is available on a policy anniversary, any premium component and experience component will be applied under Value Options you elect. Either component may be applied to any available Value Option except that the premium component must be applied to the Accumulate Option until the second policy anniversary. The amounts to be applied will be determined in accordance with your election and in accordance with our then current rules. A change in an election will be effective as of the policy anniversary next following its date of receipt in writing at our Life Servicing Office or, if subject to underwriting rules, its date of approval. Any change in election does not affect amounts previously applied under any Value Option.

  The policy includes three Value Options:

  The Accumulate Option leaves any Excess Value in the account value and does not affect the guarantees under the policy. The Accumulate Option is available on both premium schedules and no limit is placed on the amount that may be applied from either the premium component or the experience component.

  The Extra Death Benefit Option increases the amount of Guaranteed Death Benefit. The Extra Death Benefit Option is available on both premium schedules. No limit is placed on the amount that may be applied from the experience component. The amount that may be applied from the premium component is limited to an amount that depends upon the Sum Insured at issue and the insured person's age at issue of the policy. Amounts applied from the premium component reduce the cumulative amount of premiums received under the policy for purposes of determining whether the policy will continue to remain in force. A guaranteed death benefit charge (see "What charges will JHVLICO deduct from my investment in the policy?" on page __) is made against the account value to cover the risk assumed by us in providing the increased Guaranteed Death Benefit. The Extra Death Benefit Value Option may not be available if the insured person is an extra mortality risk.

  The increase in Guaranteed Death Benefit equals the amount applied less the guaranteed death benefit charge times the Death Benefit Factor shown in the policy. An increase in the Guaranteed Death Benefit may increase the amount at risk under the policy which would increase the amount of the insurance charge. See "What charges will JHVLICO deduct from my investment in the policy?". You may decrease the amount of any Extra Death Benefit on the policy. Depending upon the amount of account value under a policy, a decrease may result in an amount of Excess Value which you may take as a partial withdrawal. See "Partial Withdrawal of Excess Value" on page __. Any decrease is effective at the end of the business day in which we receive written notice of the request.

  The Basic Premium Reduction Option permanently decreases the amount of the Basic Premium that would otherwise have to be paid in a policy year to avoid a lapse at the end of the year. The Basic Premium Reduction Option is available only on the Level Schedule. No limit is currently placed on the amount that may be applied from either component except that the Basic Premium may not be reduced below zero. Amounts applied from the premium component reduce the cumulative amounts of premiums received under the policy for purposes of determining whether the policy will continue to remain in force. A guaranteed death benefit charge is made against the account value to cover the risk assumed by us that the Guaranteed Death Benefit will remain in effect notwithstanding the lower future premiums. The reduction in Basic Premium equals the amount applied, less the guaranteed death benefit charge, divided by the Premium Credit Factor shown in the policy. The Premium Credit Factor depends upon the sex and the then attained age of the insured person. The Premium Credit Factor decreases from year to year as the attained age of the insured person increases. For example, the Premium Credit Factor for a female age 60 is 13.6798, and for a female age 61 is 13.3382.

 WHAT CHARGES WILL JHVLICO DEDUCT FROM MY INVESTMENT IN THE POLICY?

Deductions from premium payments

 . Premium processing charge - A charge, not to exceed $2, to cover premium
 ---------------------------
  collection and processing costs. The charge is currently $2 but may be different for payments made under special billing arrangements acceptable to us.

 . Premium tax charge - A charge to cover state premium taxes we currently
 --------------------
  expect to pay, on average. This charge is currently 2.5% of each premium.

 . Premium sales charge - A charge to help defray our sales costs. The
 ----------------------
  charge is 4.5% of the premiums you pay each policy year (after deduction of the premium processing charge). We currently waive this charge for policies with a Sum Insured of $250,000 or higher, but continuation of that waiver is not guaranteed.

Deductions from account value

 . Issue charge - A charge to help defray our administrative costs. This
 --------------
  charge has two parts: (1)_a flat dollar charge of $240, and (2) a charge of 48c per $1,000 of Sum Insured at issue. The charge is deducted in 48 equal monthly installments. If the policy lapses or is surrendered before the full amount of the charge has been deducted, the remainder will be deducted from the surrender value.

 . Maintenance charge - A monthly charge to help defray our administrative
 --------------------
  costs. This charge is also in two parts: (1) a flat dollar charge of up to $4, and (2) a charge of 2c per $1,000 of the current Sum Insured. This charge currently cannot exceed $6.75 per month, but this limit is not guaranteed and may be withdrawn or modified at any time.

 . Insurance charge - A monthly charge for the cost of insurance. To
 ------------------
  determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance
                                                -------
  rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than rates based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The table of rates we use will depend on the insurance risk characteristics and gender of the insured person, the current Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.) We will charge lower current insurance rates under a policy with a current Sum Insured of $250,000 or more if the insured person is over age 32 and in the standard underwriting class or is over age 34 and in the preferred underwriting class.

 . Guaranteed death benefit charge - A monthly charge for our guarantee that
 ---------------------------------
  the death benefit will never be less than the Sum Insured. This charge is currently 1c per $1,000 of the Sum Insured at the time the charge is deducted. We guarantee that this charge will never exceed 3c per $1,000 of the Sum Insured at the time the charge is deducted. When an Extra Death Benefit Value Option is exercised, we guarantee a higher Guaranteed Death Benefit. When a Basic Premium Reduction Value Option is exercised, we provide the same Guaranteed Death Benefit with less premiums. In either event, we make a one-time deduction from the amount applied as compensation for making the additional guarantee. The current charge is1 1/2% of the amount applied. We may increase this charge, but it will never exceed 3% of the amount applied.

 . Extra mortality risk charge - An insured person who does not qualify for
   ---------------------------
  either the preferred or standard underwriting class must pay an additional Required Premium because of the extra mortality risk. We collect this additional premium in two ways: up to 7% of the additional premium is deducted from premiums when paid and the remainder of the additional premium is deducted monthly from your policy's account value in equal installments. An insured who is charged an additional Required Premium because of the extra mortality risk may not be eligible to exercise the Extra Death Benefit Value Option.

 . M &E charge - A daily charge for mortality and expense risks we assume.
   -----------
  This charge is deducted from the variable investment options. It does not apply to the fixed investment option. The current charge is at an effective annual rate of .60% of the value of the assets in each variable investment option. We guarantee that this charge will never exceed an effective annual rate of .60%.

 . Optional insurance benefits charges - An additional Required Premium must
 -------------------------------------
  be paid if you elect to purchase any additional insurance benefit that is added to the policy by means of a rider. We collect this additional premium in two ways: up to 7% of the additional premium is deducted from premiums when paid and the remainder of the additional premium is deducted monthly from your policy's account value in equal installments.

 . Premium recalculation charge - When a premium recalculation is effected
 ------------------------------
  on policy on a Modified Schedule, and the new Basic Premium is less than the Basic Premium on the Level Schedule for the insured person's age at issue of the policy, a one-time deduction is made from the amount applied as compensation for the additional guarantee. The current charge is1 1/2% of the amount applied to reduce the new Basic Premium to an amount below the Basic Premium on the Level Schedule for the insured person's age at issue. We may increase this charge, but it will never exceed 3% of the amount applied.

 . Contingent deferred sales charge ("CDSC") - A charge we deduct if the
 -------------------------------------------
  policy lapses or is surrendered within the first fourteen policy years. We deduct this charge to compensate us for sales expenses that we would otherwise not recover in the event of early lapse or surrender. The CDSC is a percentage of the lesser of (a) the total amount of premiums you have actually paid before the date of surrender or lapse and (b) the sum of the Modified Premiums or portions thereof due (whether or not actually paid) on or before the date of surrender or lapse.

                                                   Maximum Contingent Deferred Sales
                                                   Charge as a Percentage of Modified
                                                     Premiums Due Through Effective
      For Surrenders or Lapses Effective During:      Date of Surrender or Lapse*
      ------------------------------------------   ----------------------------------
      Policy years 1-8  . . . . . . . . . . . .                  15.00%
      Policy year 9 . . . . . . . . . . . . . .                  14.38%
      Policy year 10  . . . . . . . . . . . . .                  13.89%
      Policy year 11  . . . . . . . . . . . . .                  10.80%
      Policy year 12  . . . . . . . . . . . . .                   7.35%
      Policy year 13  . . . . . . . . . . . . .                   4.50%
      Policy year 14  . . . . . . . . . . . . .                   2.08%
      Policy year 15 and later. . . . . . . . .                      0%



     *A slightly lower percentage than that shown applies for the last business day of policy years 8 through 14.

  The amount of the CDSC is calculated on the basis of the premium under the Modified Schedule for the attained age of the insured person at the time the policy is issued, regardless of whether the policy uses the Level Schedule or the Modified Schedule. At issue ages higher than 57, the maximum CDSC percentage is reached at an earlier policy year and may be reduced to zero over a shorter number of years.

 . Partial withdrawal charge - A charge for each partial withdrawal of
 ---------------------------
  Excess Value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $25 or 2% of the amount withdrawn.

 WHAT CHARGES WILL THE SERIES FUNDS DEDUCT FROM MY INVESTMENT IN THE POLICY?

  The Series Funds must pay investment management fees and other operating expenses. These fees and expenses are different for each fund of the Series Funds and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select.

  The figures in the following chart for the funds of the Trust are expressed as percentages of each fund's average daily net assets for 1999 (rounded to two decimal places). The percentages reflect the investment management fees that were payable for 1999 and the 1999 other operating expenses that would have been allocated to the funds under the allocation rules currently in effect.


                                          Other     Total Fund      Other Operating
                          Investment     Operating  Operating           Expenses
Fund Name               Management Fee   Expenses    Expenses    Absent Reimbursement*
---------               --------------  ----------  ----------  -----------------------
Managed . . . . . . .       0.32%         0.03%       0.35%              0.03%
Growth & Income . . .       0.25%         0.03%       0.28%              0.03%
Equity Index. . . . .       0.14%         0.00%       0.14%              0.08%
Large Cap Value . . .       0.74%         0.10%       0.84%              0.11%
Large Cap Growth. . .       0.36%         0.03%       0.39%              0.03%
Mid Cap Value . . . .       0.80%         0.10%       0.90%              0.12%
Mid Cap Growth. . . .       0.82%         0.10%       0.92%              0.11%
Real Estate Equity. .       0.60%         0.10%       0.70%              0.10%
Small/Mid Cap CORE. .       0.80%         0.10%       0.90%              0.66%
Small/Mid Cap Growth        0.75%         0.10%       0.85%              0.10%
Small Cap Value . . .       0.80%         0.10%       0.90%              0.16%
Small Cap Growth. . .       0.75%         0.10%       0.85%              0.14%
Global Equity . . . .
Global Balanced** . .       0.85%         0.10%       0.95%              0.46%
International Equity
 Index. . . . . . . .       0.16%         0.10%       0.26%              0.22%
International
 Opportunities. . . .       0.87%         0.10%       0.97%              0.29%
Emerging Markets
 Equity . . . . . . .       1.27%         0.10%       1.37%              2.17%
Short-Term Bond . . .       0.30%         0.10%       0.40%              0.13%
Bond Index. . . . . .       0.15%         0.10%       0.25%              0.20%
Active Bond** . . . .       0.25%         0.03%       0.28%              0.03%
Global Bond . . . . .       0.69%         0.10%       0.79%              0.15%
High Yield Bond . . .       0.65%         0.10%       0.75%              0.39%
Money Market. . . . .       0.25%         0.06%       0.31%              0.06%

* John Hancock reimburses a fund when the fund's other operating expenses exceed 0.10% of the fund's average daily net assets (0.00% for Equity Index).
** Global Balanced was formerly "International Balanced" and Active Bond was formerly "Sovereign Bond".

  The figures in the following chart for the funds of M Fund, Inc. are expressed as percentages of each fund's average daily net assets for 1999 (rounded to two decimal places). The percentages reflect the investment management fees currently payable and the 1999 other operating expenses allocated to M Fund, Inc.

                                                                                              Other    Total Fund   Other Operating
                                                                              Investment    Operating  Operating       Expenses
Fund Name                                                                   Management Fee  Expenses    Expenses        Absent
---------                                                                   --------------  ---------  ----------   Reimbursement*
                                                                                                                   -----------------
Brandes International Equity.                                                   0.96%         0.25%      1.21%            %
Turner Core Growth . . . . . .                                                  0.45%         0.25%      0.70%             0.95%
Frontier Capital Appreciation                                                   0.90%         0.25%      1.15%            %
Clifton Enhanced U.S. Equity**                                                  0.55%         0.25%      0.80%

* M Financial Advisers, Inc. reimburses a fund when the fund's other operating expenses exceed 0.25% of the fund's average daily net assets.
** Clifton Enhanced U.S. Equity was formerly "Enhanced U.S. Equity".

 WHAT OTHER CHARGES COULD JHVLICO IMPOSE IN THE FUTURE?

  Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, additional income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

  We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels and with changes in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

  Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

 HOW CAN I CHANGE MY POLICY'S INVESTMENT ALLOCATIONS?

Future premium payments

  At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing account value

  You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount.

  Under our current rules, you can make transfers out of any variable investment option anytime you wish. However, transfers out of the fixed investment option are currently subject to the following restrictions:

 . You can only make such a transfer once a year and only during the 31 day period following your policy anniversary.

 . We must receive the request for such a transfer during the period beginning 60 days prior to the policy anniversary and ending 30 days after it.

 . The most you can transfer at any one time is the greater of $500 or 20% of the assets in your fixed investment option.

  We reserve the right to impose a minimum amount limit on transfers out of the fixed investment option. We also reserve the right to impose a charge of up to $5 for each transfer among investment options of more than 12 in any policy year.

Limitation on number of investment options

  Whether through the allocation of premium or through the transfer of existing account value, you can never be invested in more than ten investment options at any one time.

 HOW CAN I ACCESS MY INVESTMENT IN THE POLICY?

Full surrender

  You may surrender your policy in full at any time. If you do, we will pay you the account value, less any unpaid charges and policy loans and less any CDSC that then applies. This is called your "surrender value." You must return your policy when you request a full surrender.

Partial withdrawals of Excess Value

  Under our current administrative rules, you may make a partial withdrawal of your policy's Excess Value, if any, at any time after the first policy year (see "Excess Value and its components" on page __). Each partial withdrawal must be at least $500. There is a charge for each partial withdrawal. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Each investment option will be reduced in the same proportion as the account value is then allocated among them. Unless the Current Death Benefit exceeds the Guaranteed Death Benefit, a partial withdrawal will not affect the death benefit payable.

  Amounts withdrawn from the premium component of Excess Value reduce the cumulative amount of premiums received for purposes of determining whether the premium requirements of the policy have been met. On a Modified Schedule, because the account value is reduced by a partial withdrawal, the premium that results from the premium recalculation will be higher because of the partial withdrawal.

Policy loans

  You may borrow from your policy at any time after it has been in effect for 1 year by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. The minimum amount of each loan is $300, unless the loan is used to pay premiums. The maximum amount you can borrow is equal to 100% of that portion of your surrender value that is attributable to the fixed investment option plus one of the following:

     . In policy years 2 and 3 - - 75% of that portion of your surrender value that is attributable to the variable investment options

     . In all later policy years - - 90% of that portion of your surrender value that is attributable to the variable investment options

  Interest charged on any loan will accrue daily at an effective annual rate determined by John Hancock at the start of each policy year. This interest rate will not exceed the greater of (1) the "Published Monthly Average" (defined below) for the calendar month ending 2 months before the calendar month of the policy anniversary or (2) 5%. In jurisdictions where a fixed loan rate is applicable, we will charge interest at an effective annual rate of 6%. The "Published Monthly Average" means Moody's Corporate Bond Yield Average--Monthly Average Corporates, as published by Moody's Investors Service, Inc., or if the average is no longer published, a substantially similar average established by the insurance regulator where the policy is issued. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount.

  The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at a rate that is 1% less than the loan interest rate for the first 20 Policy years and
 .5% less than the loan interest rate thereafter. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law.You can repay all or part of a loan at any time.

  Each repayment will be allocated among the investment options as follows:

     . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

     . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

  If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

 HOW MUCH WILL JHVLICO PAY WHEN THE INSURED PERSON DIES?

  The death benefit payable upon the death of the insured person is the greater of the Guaranteed Death Benefit, including any Extra Death Benefit, or the Current Death Benefit.

  Guaranteed Death Benefit. The Guaranteed Death Benefit at any time is the sum of the Basic Death Benefit and any Extra Death Benefit. The Basic Death Benefit at issue of the policy is the same as the Sum Insured at issue shown in the policy. Thereafter the Basic Death Benefit may be reduced by a partial surrender on your request. We guarantee that, regardless of the investment experience of the investment options, the death benefit will never be less than the Guaranteed Death Benefit.

  Extra Death Benefit. An Extra Death Benefit may be available from time to time on policy anniversaries. If you exercise an Extra Death Benefit Value Option on a policy anniversary, the amount of Extra Death Benefit produced under the Option becomes a Guaranteed Death Benefit. The amount of any Extra Death Benefit depends upon the account value, Benchmark Value and the sex and age of the insured person on the policy anniversary as of which the Option is exercised. See "Value Options" on page __. The insured person's age on a policy anniversary is the age of the insured person on his or her birthday nearest that date.

  Current Death Benefit. The Current Death Benefit on any date is the account value on that date times the Death Benefit Factor shown in the policy. The Death Benefit Factor depends upon the sex and the then attained age of the insured person. The Death Benefit Factor decreases from year to year as the attained age of the insured person increases. For example, the Death Benefit Factor for a male age 75 is 1.3546, and for a male age 76 is 1.3325. A complete list of Death Benefit Factors is set forth in the policy. The Current Death Benefit is variable - - that is it increases as the account value increases and decreases as the account value decreases.

 HOW CAN I CHANGE MY POLICY'S INSURANCE COVERAGE?

Change of Sum Insured

  At any time, you may request a decrease or increase in your Sum Insured, subject to our administrative rules in effect at the time. For any increase, we will require evidence that the insured person still meets our requirements for issuing coverage. This is because such a change increases our insurance risk exposure.

Partial surrenders

  You may partially surrender your policy upon submission of a written request satisfactory to us in accordance with our rules. Currently, the policy after partial surrender must have a Sum Insured at least as large as the minimum amount for which we would issue a policy on the life of the insured person. The Guaranteed Death Benefit for the policy will be adjusted to prospectively reflect the new Sum Insured. A pro-rata portion of the account value will be paid to you and a pro-rata portion of any contingent deferred sales charge will be deducted. Possible alternatives to the partial surrender of the policy would be withdrawal of some or all of your Excess Value or taking a policy loan.

Tax consequences

  Please read "Tax considerations" starting on page 29 to learn about possible tax consequences of changing your insurance coverage under the policy.

 CAN I CANCEL MY POLICY AFTER IT'S ISSUED?

  You have the right to cancel your policy within the latest of the following periods:

     . 10 days after you receive it (this period may be longer in some states);

     . 10 days after mailing by JHVLICO of the Notice of Withdrawal Right;
       or

     . 45 days after the date Part A of the application has been completed.

  This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to us at one of the addresses shown on page 1, or to the JHVLICO representative who delivered the policy to you.

  In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by JHVLICO or the Series Funds prior to that date. The date of cancellation will be the date of such mailing or delivery.

 CAN I CHOOSE THE FORM IN WHICH JHVLICO PAYS OUT POLICY PROCEEDS?

Choosing a payment option

  You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

     . Option 1 - Proceeds left with us to accumulate with interest

     . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

     . Option 2B - Equal monthly payments for a specified period of time

     . Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

     . Option 4 - Equal monthly payments for life with no refund

     . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

  You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3 1/2%.

Changing a payment option

  You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact

  There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

 TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF ITS POLICIES IN PARTICULAR CASES?

  Listed below are some variations we can make in the terms of our policies. Any variation will be made only in accordance with uniform rules that we apply fairly to all of our customers.

State law insurance requirements

  Insurance laws and regulations apply to JHVLICO in every state in which its policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

Variations in expenses or risks

  We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page 28. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

 HOW WILL MY POLICY BE TREATED FOR INCOME TAX PURPOSES?

  Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

  However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.

  For further information about the tax consequences of owning a policy, please read "Tax considerations" beginning on page 29.

 HOW DO I COMMUNICATE WITH JHVLICO?

General Rules

  You should mail or express all checks and money orders for premium payments and loan repayments to the JHVLICO Life Servicing Office at the appropriate address shown on page 1.

  Certain requests must be made in writing and be signed and dated by you, except as discussed below under "Telephone Transactions.". They include the following:

     . loans, surrenders (including partial surrenders) or partial withdrawals

     . transfers of account value among investment options

     . change of allocation among investment options for new premium payments

     . change of death benefit option

     . change of beneficiary

     . election of payment option for policy proceeds

     . tax withholding elections

     . election of telephone transaction privilege

 You should mail or express these requests to the JHVLICO Life Servicing Office at the appropriate address shown on page 1. You should also send notice of the insured person's death and related documentation to the JHVLICO Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

  We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from the JHVLICO Life Servicing Office or your JHVLICO representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone Transactions

  If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-521-1234 or by faxing us at 1-617-572-6956. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

  The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

       ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After the deduction of average fees and expenses at the Trust level (as described below) the corresponding net annual rates of return would be -.71%, 5.25% and 11.21%. Investment return reflects investment income and all realized and unrealized capital gains and losses. The tables assume annual Required Premiums that are paid at the beginning of each policy year for an insured person who is either a 25 year old male standard non-smoker underwriting risk or a 40 year old male preferred underwriting risk when the policy is issued.

  Tables are provided for each of the three death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by JHVLICO will apply in each year illustrated, including the reduction in the monthly insurance charge after the ninth policy year and the waiver after the tenth policy year of the sales charge deducted from premiums. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making.

  With respect to fees and expenses deducted from Series Fund assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .60%, and (2) an assumed average asset charge for all other Series Fund operating expenses equivalent to an effective annual rate of .11%. These rates are the arithmetic average for all funds of the Series Funds. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust operating expenses reflects reimbursements to certain funds as described in the footnotes to the tables on page 13. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Required Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Sum Insured and annual Required Premium amount requested.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 25, STANDARD
    NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,113 BASIC PREMIUM (1) USING CURRENT CHARGES


                                 Death Benefit                  Surrender Value
                         ------------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  ------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross   0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ----------  --------  --------  ------------
   1        $  1,169     $100,000  $100,000  $  100,000  $   370   $    420   $      471
   2           2,396      100,000   100,000     100,000    1,023      1,168        1,319
   3           3,684      100,000   100,000     100,000    1,670      1,955        2,264
   4           5,037      100,000   100,000     100,000    2,311      2,783        3,316
   5           6,458      100,000   100,000     100,000    2,943      3,654        4,487
   6           7,949      100,000   100,000     100,000    3,564      4,568        5,792
   7           9,515      100,000   100,000     100,000    4,172      5,527        7,244
   8          11,160      100,000   100,000     100,000    4,803      6,568        8,895
   9          12,886      100,000   100,000     100,000    5,419      7,655       10,722
  10          14,699      100,000   100,000     100,000    6,089      8,861       12,817
  11          16,603      100,000   100,000     100,000    6,862     10,234       15,246
  12          18,602      100,000   100,000     100,000    7,688     11,729       17,986
  13          20,700      100,000   100,000     100,000    8,495     13,275       20,989
  14          22,904      100,000   100,000     100,000    9,279     14,870       24,281
  15          25,218      100,000   100,000     100,000   10,038     16,517       27,892
  16          27,647      100,000   100,000     103,370   10,582     18,026       31,661
  17          30,198      100,000   100,000     113,174   11,096     19,588       35,789
  18          32,877      100,000   100,000     123,485   11,582     21,205       40,307
  19          35,689      100,000   100,000     134,349   12,036     22,878       45,252
  20          38,643      100,000   100,000     145,799   12,458     24,611       50,662
  25          55,776      100,000   100,000     213,348   14,037     34,252       86,278
  30          77,644      100,000   100,000     302,780   14,443     45,767      141,407
  35         105,553      100,000   110,729     422,238   12,948     59,087      225,314
  40         141,173      100,000   122,628     582,698    8,448     73,944      351,362
  45         186,634      100,000   133,743     797,988        0     89,881      536,282
  50         244,655      100,000   144,286   1,087,549        0    106,516      802,856
  55         318,706      100,000   154,455   1,477,667        0    122,974    1,176,487


(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 25, STANDARD
    NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $708 INITIAL BASIC PREMIUM AT ISSUE (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1        $    743     $100,000  $100,000  $100,000   $     0   $    26    $     54
   2           1,524      100,000   100,000   100,000       282       359         440
   3           2,344      100,000   100,000   100,000       566       713         874
   4           3,204      100,000   100,000   100,000       847     1,087       1,359
   5           4,108      100,000   100,000   100,000     1,123     1,481       1,903
   6           5,057      100,000   100,000   100,000     1,393     1,897       2,514
   7           6,053      100,000   100,000   100,000     1,653     2,333       3,198
   8           7,099      100,000   100,000   100,000     1,940     2,826       3,996
   9           8,197      100,000   100,000   100,000     2,215     3,337       4,880
  10           9,350      100,000   100,000   100,000     2,549     3,939       5,929
  11          10,561      100,000   100,000   100,000     2,988     4,680       7,199
  12          11,833      100,000   100,000   100,000     3,485     5,510       8,654
  13          13,168      100,000   100,000   100,000     3,964     6,358      10,231
  14          14,570      100,000   100,000   100,000     4,423     7,221      11,941
  15          16,042      100,000   100,000   100,000     4,860     8,097      13,797
  16          17,587      100,000   100,000   100,000     5,083     8,796      15,623
  17          19,210      100,000   100,000   100,000     5,279     9,504      17,625
  18          20,914      100,000   100,000   100,000     5,448    10,223      19,821
  19          22,703      100,000   100,000   100,000     5,587    10,950      22,232
  20          24,581      100,000   100,000   100,000     5,694    11,684      24,881
  25          35,480      100,000   100,000   105,641     5,694    15,420      42,721
  30          49,391      100,000   100,000   151,396     4,460    18,992      70,706
  35          67,144      100,000   100,000   212,349     1,122    21,638     113,313
  40          89,803      100,000   100,000   294,089         0    22,135     177,333
  45         118,721      100,000   100,000   403,657         0    17,394     271,275
  50         181,786      100,000   100,000   547,590    12,780    26,530     404,245
  55         281,964      100,000   100,000   739,585    27,379    51,563     588,841


(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,644 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 40, PREFERRED
    UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,954 BASIC PREMIUM (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1        $  2,052     $100,000  $100,000  $100,000   $ 1,064   $  1,161   $  1,259
   2           4,206      100,000   100,000   100,000     2,385      2,672      2,970
   3           6,468      100,000   100,000   100,000     3,677      4,248      4,866
   4           8,843      100,000   100,000   100,000     4,940      5,892      6,964
   5          11,337      100,000   100,000   100,000     6,175      7,612      9,293
   6          13,955      100,000   100,000   100,000     7,369      9,399     11,869
   7          16,705      100,000   100,000   100,000     8,536     11,270     14,732
   8          19,592      100,000   100,000   100,000     9,730     13,283     17,968
   9          22,623      100,000   100,000   100,000    10,886     15,379     21,547
  10          25,806      100,000   100,000   100,000    12,125     17,681     25,629
  11          29,148      100,000   100,000   100,000    13,539     20,287     30,348
  12          32,657      100,000   100,000   100,000    15,049     23,121     35,673
  13          36,342      100,000   100,000   100,000    16,516     26,051     41,519
  14          40,211      100,000   100,000   106,305    17,940     29,082     47,927
  15          44,273      100,000   100,000   117,574    19,311     32,213     54,910
  16          48,538      100,000   100,000   129,513    20,279     35,099     62,173
  17          53,017      100,000   100,000   142,164    21,187     38,093     70,118
  18          57,719      100,000   100,000   155,584    22,035     41,205     78,809
  19          62,657      100,000   100,000   169,812    22,816     44,438     88,306
  20          67,841      100,000   100,000   184,935    23,531     47,803     98,685
  25          97,922      100,000   110,619   276,600    25,966     66,702    166,787
  30         136,313      100,000   131,289   402,356    25,197     88,232    270,400
  35         185,310      100,000   152,617   579,189    19,880    112,666    427,572
  40         247,845      100,000   175,745   833,013     5,637    139,925    663,227


(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 40, PREFERRED
    UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $1,305 INITIAL BASIC PREMIUM AT ISSUE
    (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1        $  1,370     $100,000  $100,000  $100,000   $   467   $   529    $    591
   2           2,809      100,000   100,000   100,000     1,198     1,376       1,562
   3           4,320      100,000   100,000   100,000     1,907     2,257       2,637
   4           5,906      100,000   100,000   100,000     2,592     3,173       3,827
   5           7,571      100,000   100,000   100,000     3,256     4,127       5,149
   6           9,320      100,000   100,000   100,000     3,884     5,111       6,608
   7          11,157      100,000   100,000   100,000     4,490     6,139       8,233
   8          13,085      100,000   100,000   100,000     5,128     7,267      10,093
   9          15,109      100,000   100,000   100,000     5,732     8,431      12,145
  10          17,235      100,000   100,000   100,000     6,423     9,752      14,529
  11          19,467      100,000   100,000   100,000     7,291    11,324      17,359
  12          21,810      100,000   100,000   100,000     8,259    13,070      20,583
  13          24,271      100,000   100,000   100,000     9,185    14,852      24,090
  14          26,855      100,000   100,000   100,000    10,068    16,670      27,914
  15          29,568      100,000   100,000   100,000    10,899    18,519      32,083
  16          32,417      100,000   100,000   100,000    11,326    20,047      36,288
  17          35,408      100,000   100,000   100,000    11,690    21,601      40,922
  18          38,548      100,000   100,000   100,000    11,992    23,184      46,037
  19          41,846      100,000   100,000   100,000    12,219    24,787      51,689
  20          45,309      100,000   100,000   108,489    12,374    26,417      57,892
  25          65,398      100,000   100,000   163,507    11,844    34,919      98,593
  30          91,038      100,000   100,000   238,876     7,406    43,257     160,535
  35         133,083      100,000   100,000   338,493    20,806    59,828     249,884
  40         193,761      100,000   109,934   477,925    46,182    87,527     380,514


(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,418 for a hypothetical gross investment return of 0%, $4,138 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 25, STANDARD
    NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,113 BASIC PREMIUM (1) USING MAXIMUM CHARGES


                                 Death Benefit                  Surrender Value
                         ------------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  ------------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross   0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ----------  --------  --------  ------------
   1        $  1,169     $100,000  $100,000  $  100,000  $   346   $    396   $      446
   2           2,396      100,000   100,000     100,000      975      1,117        1,266
   3           3,684      100,000   100,000     100,000    1,600      1,878        2,180
   4           5,037      100,000   100,000     100,000    2,218      2,678        3,197
   5           6,458      100,000   100,000     100,000    2,827      3,518        4,329
   6           7,949      100,000   100,000     100,000    3,425      4,402        5,593
   7           9,515      100,000   100,000     100,000    4,011      5,328        6,998
   8          11,160      100,000   100,000     100,000    4,620      6,335        8,597
   9          12,886      100,000   100,000     100,000    5,213      7,386       10,367
  10          14,699      100,000   100,000     100,000    5,863      8,554       12,398
  11          16,603      100,000   100,000     100,000    6,614      9,888       14,757
  12          18,602      100,000   100,000     100,000    7,418     11,340       17,417
  13          20,700      100,000   100,000     100,000    8,200     12,839       20,330
  14          22,904      100,000   100,000     100,000    8,960     14,386       23,523
  15          25,218      100,000   100,000     100,000    9,696     15,981       27,024
  16          27,647      100,000   100,000     100,145   10,213     17,434       30,673
  17          30,198      100,000   100,000     109,652   10,702     18,936       34,675
  18          32,877      100,000   100,000     119,649   11,162     20,491       39,055
  19          35,689      100,000   100,000     130,178   11,591     22,099       43,847
  20          38,643      100,000   100,000     141,276   11,988     23,762       49,090
  25          55,776      100,000   100,000     206,681   13,428     32,987       83,582
  30          77,644      100,000   100,000     293,139   13,670     43,931      136,904
  35         105,553      100,000   106,265     408,427   11,964     56,705      217,944
  40         141,173      100,000   117,659     562,952    7,148     70,947      339,455
  45         186,634      100,000   128,388     770,696        0     86,282      517,941
  50         244,655      100,000   138,613   1,050,435        0    102,328      775,458
  55         318,706      100,000   148,472   1,427,313        0    118,210    1,136,396


(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 25, STANDARD
    NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $708 INITIAL BASIC PREMIUM AT ISSUE (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1        $    743     $100,000  $100,000  $100,000   $     0   $     1    $     29
   2           1,524      100,000   100,000   100,000       235       309         387
   3           2,344      100,000   100,000   100,000       495       636         789
   4           3,204      100,000   100,000   100,000       754       981       1,240
   5           4,108      100,000   100,000   100,000     1,007     1,346       1,746
   6           5,057      100,000   100,000   100,000     1,254     1,730       2,315
   7           6,053      100,000   100,000   100,000     1,492     2,134       2,951
   8           7,099      100,000   100,000   100,000     1,757     2,592       3,698
   9           8,197      100,000   100,000   100,000     2,010     3,068       4,525
  10           9,350      100,000   100,000   100,000     2,323     3,633       5,510
  11          10,561      100,000   100,000   100,000     2,740     4,333       6,710
  12          11,833      100,000   100,000   100,000     3,214     5,121       8,085
  13          13,168      100,000   100,000   100,000     3,669     5,922       9,572
  14          14,570      100,000   100,000   100,000     4,104     6,735      11,182
  15          16,042      100,000   100,000   100,000     4,517     7,560      12,927
  16          17,587      100,000   100,000   100,000     4,714     8,202      14,628
  17          19,210      100,000   100,000   100,000     4,885     8,851      16,490
  18          20,914      100,000   100,000   100,000     5,027     9,506      18,531
  19          22,703      100,000   100,000   100,000     5,139    10,166      20,769
  20          24,581      100,000   100,000   100,000     5,221    10,831      23,227
  25          35,480      100,000   100,000   100,000     5,080    14,140      39,746
  30          49,391      100,000   100,000   140,960     3,676    17,118      65,832
  35          67,144      100,000   100,000   197,696       113    18,894     105,494
  40          89,803      100,000   100,000   273,600         0    18,039     164,978
  45         118,721      100,000   100,000   375,533         0    11,175     252,374
  50         184,931      100,000   100,000   509,121    12,703    19,727     375,846
  55         291,490      100,000   100,000   687,400    27,126    45,430     547,293


(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $9,583 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 40, PREFERRED
    UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,954 BASIC PREMIUM (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1        $  2,052     $100,000  $100,000  $100,000   $   907   $    999   $  1,092
   2           4,206      100,000   100,000   100,000     2,062      2,330      2,608
   3           6,468      100,000   100,000   100,000     3,179      3,705      4,275
   4           8,843      100,000   100,000   100,000     4,255      5,126      6,108
   5          11,337      100,000   100,000   100,000     5,290      6,597      8,129
   6          13,955      100,000   100,000   100,000     6,282      8,118     10,361
   7          16,705      100,000   100,000   100,000     7,229      9,693     12,827
   8          19,592      100,000   100,000   100,000     8,196     11,388     15,617
   9          22,623      100,000   100,000   100,000     9,117     13,141     18,697
  10          25,806      100,000   100,000   100,000    10,121     15,083     22,227
  11          29,148      100,000   100,000   100,000    11,295     17,307     26,338
  12          32,657      100,000   100,000   100,000    12,543     19,719     30,973
  13          36,342      100,000   100,000   100,000    13,730     22,190     36,049
  14          40,211      100,000   100,000   100,000    14,849     24,719     41,618
  15          44,273      100,000   100,000   102,186    15,893     27,303     47,724
  16          48,538      100,000   100,000   112,476    16,507     29,594     53,994
  17          53,017      100,000   100,000   123,301    17,037     31,946     60,814
  18          57,719      100,000   100,000   134,702    17,482     34,365     68,231
  19          62,657      100,000   100,000   146,710    17,836     36,855     76,292
  20          67,841      100,000   100,000   159,386    18,093     39,421     85,051
  25          97,922      100,000   100,000   234,211    17,478     53,503    141,227
  30         136,313      100,000   104,422   333,326    11,940     70,176    224,009
  35         185,310      100,000   119,687   465,613         0     88,356    343,728
  40         247,845      100,000   134,260   642,944         0    106,895    511,898


(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premium accumulated at 5% interest in Column 2 are those payable is the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE MALE, ISSUE AGE 40, PREFERRED
    UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $1,305 INITIAL BASIC PREMIUM AT ISSUE
    (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1        $  1,370     $100,000  $100,000  $100,000   $   309   $   366    $    423
   2           2,809      100,000   100,000   100,000       873     1,031       1,196
   3           4,320      100,000   100,000   100,000     1,403     1,708       2,040
   4           5,906      100,000   100,000   100,000     1,898     2,395       2,957
   5           7,571      100,000   100,000   100,000     2,356     3,093       3,962
   6           9,320      100,000   100,000   100,000     2,774     3,802       5,063
   7          11,157      100,000   100,000   100,000     3,152     4,521       6,271
   8          13,085      100,000   100,000   100,000     3,552     5,313       7,661
   9          15,109      100,000   100,000   100,000     3,909     6,113       9,180
  10          17,235      100,000   100,000   100,000     4,349     7,049      10,971
  11          19,467      100,000   100,000   100,000     4,961     8,210      13,139
  12          21,810      100,000   100,000   100,000     5,646     9,495      15,604
  13          24,271      100,000   100,000   100,000     6,268    10,772      18,252
  14          26,855      100,000   100,000   100,000     6,819    12,031      21,099
  15          29,568      100,000   100,000   100,000     7,291    13,263      24,163
  16          32,417      100,000   100,000   100,000     7,326    14,113      27,118
  17          35,408      100,000   100,000   100,000     7,268    14,923      30,344
  18          38,548      100,000   100,000   100,000     7,116    15,691      33,877
  19          41,846      100,000   100,000   100,000     6,861    16,409      37,756
  20          45,309      100,000   100,000   100,000     6,495    17,068      42,028
  25          65,398      100,000   100,000   117,499     2,415    18,911      70,851
  30          91,038      100,000   100,000   169,609         0    15,981     113,985
  35         147,624      100,000   100,000   232,403    12,703    26,025     171,566
  40         237,807      100,000   100,000   313,334    27,126    50,870     249,470


(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,527 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                              ADDITIONAL INFORMATION

  This section of the prospectus provides additional detailed information that is not contained in the Basic Information section on pages 3 through 16.


CONTENTS OF THIS SECTION                                    BEGINNING ON PAGE
------------------------                                    -----------------
Description of JHVLICO ......................                      23
How we support the policy and investment options                  23-24
Procedures for issuance of a policy.........                      24-25
Commencement of investment performance......                       25
How we process certain policy transactions..                      25-27
Effects of policy loans.....................                       27
How we calculate "basic policy value".......

Additional information about how certain policy charges           27-28
work........................................
How we market the policies..................                      28-29
Tax considerations..........................                      29-30
Reports that you will receive...............                       31
Voting privileges that you will have........                       31
Changes that JHVLICO can make as to your policy                   31-32
Adjustments we make to death benefits.......                       32
When we pay policy proceeds.................                      32-33
Other details about exercising rights and paying benefits          33
Legal matters...............................                       33
Registration statement filed with the SEC...                       33
Accounting and actuarial experts............                       33
Financial statements of JHVLICO and the Account                    33
List of Directors and Executive Officers of JHVLICO                34

 DESCRIPTION OF JHVLICO

  We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. We began selling variable life insurance policies in 1980.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

  We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 1999, John Hancock's assets were approximately $71 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

 HOW WE SUPPORT THE POLICY AND INVESTMENT OPTIONS

Separate Account V

  The variable investment options shown on page 1 are in fact subaccounts of Separate Account V (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or JHVLICO.

  The Account's assets are the property of JHVLICO. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  The assets in each subaccount are invested in the corresponding fund of one of the Series Funds. New subaccounts may be added as new funds are added to the Series Funds and made available to policy owners. Existing subaccounts may be deleted if existing funds are deleted from the Series Funds.

  We will purchase and redeem Series Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of the Series Funds represent an interest in one of the funds of the Series Funds which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

  On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard Time).

Our general account

  Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

  Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

 PROCEDURES FOR ISSUANCE OF A POLICY

  Generally, the policy is available with a minimum Sum Insured at issue of $25,000 for insured persons with an attained age of less than 25 at the time of policy issue, and $50,000 for insured persons with attained ages of 25 through 75 at the time of policy issue. At the time of issue, the insured person must have an attained age of 75 or less. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

  Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy. The illustrations set forth in this prospectus are sex-distinct and, therefore, may not reflect the rates, charges, or values that would apply to such policies.

Commencement of insurance coverage

  After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's rate class should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary insurance coverage prior to policy delivery" on page 25).

  The policy will take effect only if all of the following conditions are satisfied:

 . The policy is delivered to and received by the applicant.

 . At least the first Required Premium is received by us.

 . Each insured person is living and still meets our health criteria for issuing insurance.

 If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

  In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

  The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (because of the insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

  If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

  Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

 COMMENCEMENT OF INVESTMENT PERFORMANCE

  All premium payments will be allocated among the investment options on the date as of which they are processed (as discussed below).

 HOW WE PROCESS CERTAIN POLICY TRANSACTIONS

Premium payments

  We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

  (1) We will process a payment received prior to a policy's date of issue as if received on the business day that first precedes the date of issue.

  (2) If you pay a sufficient premium to take your policy out of a grace period, the portion of such premium that equals the overdue Required Premium will be processed as of that Required Premium's due date.

  (3) If the Minimum First Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum First Premium is received.

  (4) We will process the portion of any premium payment for which we require evidence of the insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

  (5) If we receive any premium payment that we think will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

 . The tax problem resolves itself prior to the date the refund is to be made; or

 . The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.

 In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.

  (6) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.

Transfers among investment options

  Any reallocation among investment options must be such that the total in all investment options after reallocation equals 100% of account value. Transfers out of a variable investment option will be effective at the end of the business day in which we receive at our Life Servicing Office notice satisfactory to us.

  If received on or before the policy anniversary, requests for transfer out of the fixed investment option will be processed on the policy anniversary (or the next business day if the policy anniversary does not occur on a business day). If received after the policy anniversary, such a request will be processed at the end of the business day in which we receive the request at our Life Servicing Office. If you request a transfer out of the fixed investment option 61 days or more prior to the policy anniversary, we will not process that portion of the reallocation, and your confirmation statement will not reflect a transfer out of the fixed investment option as to such request. Currently, there is no minimum amount limit on transfers into the fixed investment option, but we reserve the right to impose such a limit in the future. We have the right to defer transfers of amounts out of the fixed investment option for up to six months.

Telephone transfers and policy loans

  Once you have completed a written authorization, you may request a transfer or policy loan by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

Effective date of other policy transactions

  Reinstatements of lapsed policies take effect on the monthly deduction date on or next following the date we approve your request.

  We process loans, surrenders, partial withdrawals, partial surrenders and loan repayments as of the day we receive such request or repayment.

 EFFECTS OF POLICY LOANS

  The account value, the surrender value, and any death benefit above the Guaranteed Death Benefit are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

  The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

  Whenever the outstanding loan exceeds the surrender value of the policy, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period.

 ADDITIONAL INFORMATION ABOUT HOW CERTAIN POLICY CHARGES WORK

Sales expenses and related charges

  The sales charges (i.e., the premium sales charge and the CDSC) help to compensate us for the cost of selling our policies. (See "What charges will JHVLICO deduct from my investment in the policy?" in the Basic Information section of this prospectus.) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. (See "How we market the policies" on page 28.)

Effect of premium payment pattern

  You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying more than one Required Premium in any policy year could reduce your total sales charges. Accelerating the payment of Required Premiums to earlier policy years could result in a larger CDSC and/or cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax consequences" beginning on page 29.) On the other hand, to pay less than the amount of Required Premiums by their due dates runs the risk that the policy will lapse, resulting in loss of coverage and additional charges.

Monthly charges

  We deduct the monthly charges described in the Basic Information section from your policy's investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.

  The insurance under the policy continues in full force during any grace period but, if the insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.

Reduced charges for eligible classes

  The charges otherwise applicable may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

 HOW WE MARKET THE POLICIES

  Signator Investors, Inc. ("Signator"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. Signator acts as principal underwriter and principal distributor of the policies pursuant to a sales agreement among John Hancock, Signator, JHVLICO, and the Account. Signator also serves as principal underwriter for John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts V and S, all of which are registered under the 1940 Act. Signator is also the principal underwriter for John Hancock Variable Series Trust I.

  Applications for policies are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's policies and who are also registered representatives ("representatives") of Signator or other broker-dealer firms, as discussed below. John Hancock (on behalf of JHVLICO) performs insurance underwriting and determines whether to accept or reject the application for a policy and each insured person's risk classification. JHVLICO will make the appropriate refund if a policy ultimately is not issued or is returned under the "free look" provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Signator's representatives are compensated for sales of the policies on a commission and service fee basis by Signator, and JHVLICO reimburses Signator for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the policies.

  The maximum commission payable to a Signator representative for selling a policy is 45% of the premium that would be payable under a Modified Schedule in the first policy year, 7.5% of any such premiums payable in the second policy year, and 5% of any such premiums received by us in each policy year thereafter. The maximum commission on any premium paid in any policy year in excess of such Modified Schedule premium is 3%.

  Representatives with less than four years of service with Signator and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  The policies are also sold through other registered broker-dealers that have entered into selling agreements with Signator and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Signator's representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Signator will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Signator for such amounts and for certain other direct expenses in connection with marketing the policies through other broker-dealers.

  Representatives of Signator and the other broker-dealers mentioned above may also earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  The offering of the policies is intended to be continuous, but neither JHVLICO nor Signator is obligated to sell any particular amount of policies.

 TAX CONSIDERATIONS

  This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

Policy proceeds

  We believe the policy will receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines life insurance for federal tax purposes. If certain standards are met at issue and over the life of the policy, the policy will satisfy that definition. We will monitor compliance with these standards.

  If the policy complies with the definition of life insurance, we believe the death benefit under the policy will be excludable from the beneficiary's gross income under the Code. In addition, increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until values are actually received through distributions. Distributions for tax purposes can include amounts received upon full or partial surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership.

  In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. But under certain circumstances within the first 15 policy years, the owner may be taxed on a distribution even if total withdrawals do not exceed total premiums paid. Any taxable distribution will be ordinary income to the owner (rather than capital gains).

  We also believe that, except as noted below, loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, the amount of any outstanding loan that was not previously considered income (as discussed below) will be treated as if it had been distributed to the owner if the policy terminates for any reason.

  It is possible that, despite our monitoring, a policy might fail to qualify as life insurance under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if a Series Fund failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income and gains under the policy for the period of the disqualification and for subsequent periods and the death benefit proceeds would lose their non-taxable status.

  In the past, the United States Treasury Department has stated that it anticipated issuing guidelines prescribing circumstances in which the ability of a policy owner to direct his or her investment to particular funds may cause the policy owner, rather than the insurance company, to be treated as the owner of the shares of those funds. In that case, any income and gains attributable to those shares would be included in your current gross income for federal income tax purposes. Under current law, however, we believe that we, and not the owner of a policy, would be considered the owner of the fund's shares for tax purposes.

  Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws depend on the circumstances of each owner or beneficiary.

  Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

7-pay premium limit

  At the time of policy issuance, we will determine whether the premium payments for which we will bill you will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

  The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force indefinitely, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a "modified endowment", which can have adverse tax consequences.

  The owner will be taxed on distributions and loans from a "modified endowment" to the extent of any income (gain) to the owner (on an income-first basis). The distributions and loans affected will be those made on or after, and within the two year period prior to, the time the policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on taxable portions of such distributions or loans that are made before the owner attains age 591/2.

  Furthermore, any time there is a "material change" in a policy (such as a Sum Insured increase, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. This is true even for policies entered into prior to June 21, 1988. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years after the material change, at any time exceed the new 7-pay limit, the policy will become a modified endowment.

  Moreover, if benefits under a policy are reduced (such as a partial surrender, a reduction in the Sum Insured, or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

  All modified endowments issued by the same insurer (or its affiliates) to the owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. A policy received in exchange for a modified endowment will itself also be a modified endowment. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 plans

  The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

 REPORTS THAT YOU WILL RECEIVE

  At least annually, we will send you a statement setting forth at least the following information as of the end of the most recent reporting period: the Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of transfers among investment options, policy loans, partial withdrawals and certain other policy transactions. Premium payments not in response to a billing notice are "unscheduled" and will be separately confirmed. Therefore, if you make a premium payment that differs by more than $25 from that billed, you will receive a separate confirmation of that premium payment.

  Semiannually we will send you a report containing the financial statements of each Series Fund, including a list of securities held in each fund.

 VOTING PRIVILEGES THAT YOU WILL HAVE

  All of the assets in the subaccounts of the Account are invested in shares of the corresponding funds of the Series Funds. We will vote the shares of each of the funds of the Series Funds which are deemed attributable to variable life insurance policies at regular and special meetings of the Series Funds' shareholders in accordance with instructions received from owners of such policies. Shares of the Series Funds held in the Account which are not attributable to such policies, as well as shares for which instructions from owners are not received, will be represented by us at the meeting. We will vote such shares for and against each matter in the same proportions as the votes based upon the instructions received from the owners of such policies.

  We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for the Series Funds' meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of the Series Fund, ratification of the selection of independent auditors, approval of Series Fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions.

  However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

 CHANGES THAT JHVLICO CAN MAKE AS TO YOUR POLICY

Changes relating a Series Fund or the Account

  The voting privileges described in this prospectus reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, John Hancock or an affiliate of either, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. We would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

Other permissible changes

  We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

  In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

 . Changes necessary to comply with or obtain or continue exemptions under the federal securities laws

 . Combining or removing investment options

 . Changes in the form of organization of any separate account

  Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

 ADJUSTMENTS WE MAKE TO DEATH BENEFITS

  If the insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of the insured person, we will adjust the amount of any death benefit as described in the policy.

 WHEN WE PAY POLICY PROCEEDS

General

  We will pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within 7 days thereafter.

Delay to challenge coverage

  We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

  We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

  We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

 OTHER DETAILS ABOUT EXERCISING RIGHTS AND PAYING BENEFITS

Joint ownership

  If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Assigning your policy

  You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

Your beneficiary

  You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

 LEGAL MATTERS

  The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised us on certain Federal securities law matters in connection with the policies.

 REGISTRATION STATEMENT FILED WITH THE SEC

  This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

 ACCOUNTING AND ACTUARIAL EXPERTS

 The financial statements of JHVLICO and the Account included in this prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and has been included in reliance on their reports given on their authority as experts in accounting and auditing. Actuarial matters included in this prospectus have been examined by Deborah A. Poppel, F.S.A., an Actuary of JHVLICO and Second Vice President of John Hancock.

 FINANCIAL STATEMENTS OF JHVLICO AND THE ACCOUNT

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the policies.

               LIST OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:


Directors and Executive        Principal Occupations
-----------------------        ---------------------
Officers
--------
David F. D'Alessandro          Chairman of the Board and Chief Executive
                               Officer of JHVLICO; President, Chief Operations
                               Officer and Chief Executive Officer-Elect, John
                               Hancock Life Insurance Company.
Michele G. Van Leer.           Vice Chairman of the Board and President of
                               JHVLICO; Senior Vice President, John Hancock
                               Life Insurance Company.
Ronald J. Bocage . . .         Director, Vice President and Counsel of JHVLICO;
                               Vice President and Counsel, John Hancock Life
                               Insurance Company.
Bruce M. Jones. . . .          Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Thomas J. Lee. . . .           Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Barbara L. Luddy. . .          Director, Vice President and Actuary of JHVLICO;
                               Senior Vice President, John Hancock Life
                               Insurance Company.
Robert S. Paster. . .          Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Robert R. Reitano. .           Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Paul Strong . . . . .          Director and Vice President of JHVLICO; Vice
                               President, John Hancock Life Insurance Company.
Daniel L. Ouellette.           Vice President, Marketing, of JHVLICO; Senior
                               Vice President, John Hancock Life Insurance
                               Company.
Edward P. Dowd. . . .          Vice President, Investments, of JHVLICO; Senior
                               Vice President, John Hancock Life Insurance
                               Company
Roger G. Nastou. . .           Vice President, Investments, of JHVLICO; Vice
                               President, John Hancock Life Insurance Company
Todd G. Engelsen. . .          Vice President and Illustration Actuary of
                               JHVLICO; Second Vice President, John Hancock
                               Life Insurance Company
Julie H. Indge. . . .          Treasurer of JHVLICO; Financial Officer, John
                               Hancock Life Insurance Company
Patrick F. Smith. . .          Controller of JHVLICO; Senior Associate
                               Controller, John Hancock Life Insurance Company.
Peter H. Scavongelli.          Secretary of JHVLICO; State Compliance Officer,
                               John Hancock Life Insurance Company



  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Variable Life Insurance Company

  We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1999 and 1998, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of John Hancock Variable Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for the years then ended.

  However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.


                                                               ERNST & YOUNG LLP

Boston, Massachusetts
March 10, 2000

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION


                                                            DECEMBER 31,
                                                        ---------------------
                                                           1999       1998
                                                        ----------  -----------
                                                            (IN MILLIONS)
ASSETS
Bonds--Note 6 . . . . . . . . . . . . . . . . . . . .   $ 1,216.3    $1,185.8
Preferred stocks  . . . . . . . . . . . . . . . . . .        35.9        36.5
Common stocks . . . . . . . . . . . . . . . . . . . .         3.2         3.1
Investment in affiliates  . . . . . . . . . . . . . .        80.7        81.7
Mortgage loans on real estate--Note 6 . . . . . . . .       433.1       388.1
Real estate . . . . . . . . . . . . . . . . . . . . .        25.0        41.0
Policy loans  . . . . . . . . . . . . . . . . . . . .       172.1       137.7
Cash items:
   Cash in banks  . . . . . . . . . . . . . . . . . .        27.2        11.4
   Temporary cash investments . . . . . . . . . . . .       222.9         8.5
                                                        ---------    --------
                                                            250.1        19.9

Premiums due and deferred . . . . . . . . . . . . . .        29.9        32.7
Investment income due and accrued . . . . . . . . . .        33.2        29.8
Other general account assets  . . . . . . . . . . . .        65.3        47.5
Assets held in separate accounts  . . . . . . . . . .     8,268.2     6,595.2
                                                        ---------    --------


 TOTAL ASSETS . . . . . . . . . . . . . . . . . . . .   $10,613.0    $8,599.0
                                                        =========    ========

OBLIGATIONS AND STOCKHOLDER'S EQUITY
OBLIGATIONS
  Policy reserves . . . . . . . . . . . . . . . . . .   $ 1,866.6    $1,652.0
  Federal income and other taxes payable--Note 1  . .        67.3        44.3
  Other general account obligations . . . . . . . . .       219.0       150.9
  Transfers from separate accounts, net . . . . . . .      (221.6)     (190.3)
  Asset valuation reserve--Note 1 . . . . . . . . . .        23.1        21.9
  Obligations related to separate accounts  . . . . .     8,261.6     6,589.4
                                                        ---------    --------
 TOTAL OBLIGATIONS  . . . . . . . . . . . . . . . . .
                                                         10,216.0     8,268.2

STOCKHOLDER'S EQUITY
  Common Stock, $50 par value; authorized 50,000
    shares;
     issued and outstanding 50,000 shares . . . . . .         2.5         2.5
  Paid-in capital . . . . . . . . . . . . . . . . . .       572.4       377.5
  Unassigned deficit--Note 10 . . . . . . . . . . . .      (177.9)      (49.2)
                                                        ---------    --------
  TOTAL STOCKHOLDER'S EQUITY  . . . . . . . . . . . .       397.0       330.8
                                                        ---------    --------

 TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY . . . . .   $10,613.0    $8,599.0
                                                        =========    ========



The accompanying notes are an integral part of the statutory-basis financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

        STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                                YEAR ENDED DECEMBER 31,
                                                                        1999                   1998
                                                                        ---------              ---------
                                                                       (IN MILLIONS)

INCOME
Premiums . . . . . . . . . . . . . . . . . . . . . . . . . .                          $1,272.3
Net investment income--Note 3  . . . . . . . . . . . . . . .                   136.0          122.8
Other, net . . . . . . . . . . . . . . . . . . . . . . . . .          605.4                   618.1
 ---------                                                                           --------
                                                                             1,692.2                  2,013.2

BENEFITS AND EXPENSES
Payments to policyholders and beneficiaries  . . . . . . . .     349.9                        301.4
Additions to reserves to provide for future payments to
   policyholders and beneficiaries . . . . . . . . . . . . .     888.8                        1,360.2
Expenses of providing service to policyholders and
 obtaining new insurance--Note 5 . . . . . . . . . . . . . .     314.4                        274.2
State and miscellaneous taxes. . . . . . . . . . . . . . . .      20.5                    28.1
                                                               ----------            --------
                                                               1,573.6                 1,963.9
   ----------
 Gain from operations before federal income
 taxes and net realized capital losses                           118.6                        49.3
Federal income taxes--Note 1 . . . . . . . . . . . . . . . .      42.9                    33.1
                                                               ----------            --------
 GAIN FROM OPERATIONS BEFORE NET REALIZED CAPITAL LOSSES          75.7                    16.2
Net realized capital losses--Note 4  . . . . . . . . . . . .     (1.7)                   (0.6)
                                                               ----------            --------
  NET INCOME . . . . . . . . . . . . . . . . . . . . . . . .      74.0                    15.6

Unassigned deficit at beginning of year  . . . . . . . . . .    (49.2)                  (58.3)
Net unrealized capital losses and other adjustments--Note 4      (3.8)                   (6.0)
Other reserves and adjustments--Note 10  . . . . . . . . . .   (198.9)                   (0.5)
                                                               ----------            --------

    UNASSIGNED DEFICIT AT END OF YEAR  . . . . . . . . . . .         $(177.9)                 $ (49.2)
                                                               ==========            ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                    STATUTORY-BASIS STATEMENTS OF CASH FLOWS


                                                      YEAR ENDED DECEMBER 31,
                                                      -----------
                                                       1999          1998
                                                       -------       --------
                                                                (IN MILLIONS)

Cash flows from operating activities:
   Insurance premiums . . . . . . . . . . . . . .
   Net investment income . . . . . . . . . . .          134.2      118.2
   Benefits to policyholders and beneficiaries  .     (321.6)    (275.5)
Dividends paid to policyholders . . . . . . . . .      (25.6)     (22.3)
Insurance expenses and taxes . . . . . . . . .        (344.8)    (296.9)
Net transfers to separate accounts  . . . . . . .     (705.3)    (874.4)
   Other, net . . . . . . . . . . . . . . . . . .       540.6      551.3
                                                    -------      -----------
  NET CASH PROVIDED FROM OPERATIONS . . . . . .         236.0      475.7
                                                    -------      -----------

Cash flows used in investing activities:
   Bond purchases . . . . . . . . . . . . . . . .     (240.7)    (618.8)
   Bond sales . . . . . . . . . . . . . . . . . .       108.3      340.7
   Bond maturities and scheduled redemptions  . .        78.4      111.8
   Bond prepayments . . . . . . . . . . . . . . .        18.7       76.5
   Stock purchases  . . . . . . . . . . . . . . .       (3.9)     (23.4)
   Proceeds from stock sales  . . . . . . . . . .         3.6        1.9
   Real estate purchases  . . . . . . . . . . . .       (2.2)      (4.2)
   Real estate sales  . . . . . . . . . . . . . .        17.8        2.1
   Other invested assets purchases  . . . . . . .       (4.5)        0.0
   Mortgage loans issued. . . . . . . . . . . . .      (70.7)    (145.5)
   Mortgage loan repayments . . . . . . . . . . .        25.3       33.2
   Other, net . . . . . . . . . . . . . . . . . .      (68.9)    (435.2)
                                                    -------      -----------
 NET CASH USED IN INVESTING ACTIVITIES . . . .        (138.8)    (660.9)
                                                    -------      -----------

Cash flows from financing activities:

   Capital contribution . . . . . . . . . . . . .       194.9
   Net (decrease) increase in short-term note
 payable. . . . . . . . . . . . . . . . . . .          (61.9)       61.9
                                                    -------      -----------
 NET CASH PROVIDED FROM FINANCING ACTIVITIES  . .       133.0       61.9
                                                    -------      -----------

INCREASE (DECREASE) IN CASH AND TEMPORARY CASH
INVESTMENTS                                             230.2

Cash and temporary cash investments at beginning
 of year. . . . . . . . . . . . . . . . . . . . .        19.9      143.2
                                                    -------      -----------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF
 YEAR. . . . . . . . . . . . . . . . . . . . .          250.1          $19.9
                                                    =======      ===========






The accompanying notes are an integral part of the statutory-basis financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

  John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company) (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, Signator Insurance Agency, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers.
 Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

  The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

 Basis of Presentation

  The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

  The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized in relation to future estimated gross profits; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP.
 Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and (9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions, are recorded directly to unassigned deficit rather than being reflected in income. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

  The significant accounting practices of the Company are as follows:

 Pending Statutory Standards

  During March 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the Commonwealth of Massachusetts must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Division

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY of Insurance. At this time, it is anticipated that the Commonwealth of Massachusetts will adopt Codification effective January 1, 2001. The impact of any such changes on the Company's unassigned deficit is not expected to be material.

 Revenues and Expenses

  Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

 Cash and Temporary Cash Investments

  Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

 Valuation of Assets

  General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method.

  The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. The initial cost of interest rate cap agreements is amortized to net investment income over the life of the related agreement. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $1.9 million in 1999 and $3.0 million in
1998.

  Real estate acquired in satisfaction of debt and real estate held for sale are carried at the lower of cost or fair value.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

 Asset Valuation and Interest Maintenance Reserves

  The Asset Valuation Reserve (AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

  The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1999, the IMR, net of 1999 amortization of $2.3 million, amounted to $7.4 million, which is included in policy reserves. The corresponding 1998 amounts were $2.4 million and $10.7 million, respectively.

 Goodwill

  The excess of cost over the statutory book value of the net assets of life insurance business acquired was $8.9 million and $11.4 million at December 31, 1999 and 1998, respectively, and generally is amortized over a ten-year period using a straight-line method.

 Separate Accounts

  Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

 Fair Value Disclosure of Financial Instruments

  Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

  The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

  The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

  Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap agreements, and currency swap agreements are based on current settlement values. The current settlement values are based on brokerage quotes that utilize pricing models or formulas using current assumptions.

  The fair value for mortgage loan is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are engaged into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1999.

 Capital Gains and Losses

  Realized capital gains and losses are determined using the specific identification method. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

 Policy Reserves

  Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 41/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 41/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 51/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 41/2% interest for policies issued in 1995 through 1999.

 Federal Income Taxes

  Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return basis for the affiliated group.
 The federal income

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made federal income tax payments of $10.6 million in 1999 and $38.2 million in 1998.

  Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

  Amounts for disputed tax issues relating to the prior years are charged or credited directly to policyholders' contingency reserve.

 Adjustments to Policy Reserves

  From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. No such refinements were made during 1999 or 1998.

 Reinsurance

  Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

2. ACQUISITION

  On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made the final contingent payment to CPAL of $1.5 million during 1998.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA was subsequently renamed Investors Partner Life Insurance Company (IPL) on March 5, 1998. IPL manages the business assumed from Charter and began marketing term life and variable universal life products through brokers in 1999. Summarized financial information for IPL for 1999 and 1998 is as follows:


                                                          1999          1998
                                                          -------       -------
                                                       (IN MILLIONS)


Total assets. . . . . . . . . . . . . . . .                   570.7     587.8
Total liabilities. . . . . . . . . . . . . .                  498.9     517.5
Total revenue. . . . . . . . . . . . . . . .                   35.6      38.8
Net income. . . . . . . . . . . . . . . . .                     3.5       3.8





3. NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:


                                                        1999      1998
                                                      ------    ------

                                                         (IN MILLIONS)



Investment expenses . . . . . . . . . . . . .         $  9.5    $  8.3
Interest expense. . . . . . . . . . . . . .               1.7       2.4
Depreciation expense. . . . . . . . . . . .               0.6       0.8
Investment taxes. . . . . . . . . . . . . .               0.3       0.7
                                                      ------    ------


                                                      $12.1     $12.2
                                                      ======    ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

4. NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital gains (losses) consist of the following items:


                                                     1999         1998
                                                     ------     ------

                                                          (IN MILLIONS)



Net gains from asset sales  . . . . . . . . . . .     (2.8)         7.6
Capital gains tax . . . . . . . . . . . . . . . .       0.2       (2.9)
Net capital gains transferred to IMR  . . . . . .       0.9       (5.3)
                                                    ------     ------


Net REALIZED CAPITAL LOSSES . . . . . . . . . . .     (1.7)       (0.6)
                                                    ======     ======




Net unrealized capital gains (losses) and other adjustments consist of the following items:


                                                       1999       1998
                                                     ------     ------

                                                          (IN MILLIONS)

Net losses from changes in security values and book
     value adjustments. . . . . . . . . . . . . . .     (2.6)       (2.7)
Increase in asset valuation reserve . . . . . . . .     (1.2)       (3.3)
                                                      ------     ------


Net UNREALIZED CAPITAL LOSSES AND OTHER ADJUSTMENTS     (3.8)       (6.0)
                                                      ======     ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

5. TRANSACTIONS WITH PARENT

  The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1999 and 1998 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $188.3 million and $157.5 million in 1999 and 1998, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

  The service fee charged to the Company by the Parent includes $0.2 million and $0.7 million in 1999 and 1998, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

  The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 1999 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $44.5 million and $4.9 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $20.6 million and $22.2 million in 1999 and 1998, respectively.

  Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of the 1995 inforce block and 50% of 1996 and all future issue years of certain variable annuity contracts (Independence Preferred, Declaration, Independence 2000, MarketPlace, and Revolution). In connection with this agreement, the Company received a net cash payment of $40.0 million and $12.7 million in 1999 and 1998, respectively, for surrender benefits, tax, reserve increase, commission, expense allowances and premium, This agreement increased the Company's net gain from operations by $26.9 million and $8.4 million in 1999 and 1998, respectively.

  Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 110% of expected mortality claims in 1999 and 1998 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $0.8 million and 1.0 million in 1999 and 1998, respectively, for mortality claims to the Company. This agreement decreased the Company's net gain from operations in both 1999 and 1998 by $0.5 million.

  At December 31, 1998 the Company had outstanding a short-term note of $61.9 million payable to an affiliate at a variable rate of interest. The note was part of a revolving line of credit and was repaid in 1999. Interest paid in 1999 and 1998 was $1.7 million and $2.9 million, respectively. The note is included in other general account obligations at December 31, 1998.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

6. INVESTMENTS

The statement value and fair value of bonds are shown below:




                        --------------   --------------     ---------------    ---------
                         (IN MILLIONS)


December 31, 1999 . .
U.S. Treasury
 securities and
 obligations of U.S.
 government
 corporations and
 agencies . . . . . .              5.9          0.0                 0.1             5.8
Obligations of states
 and political
 subdivisions . . . .              2.2          0.1                 0.1              2.2
Debit securities
 issued by foreign
 governments. . . . .             13.9          0.8                 0.1             14.6
Corporate securities             964.9         13.0                59.4            918.5
Mortgage-backed
 securities . . . . .            229.4          0.5                 7.8           222.1
                        --------         -----              ------             --------

Total bonds . . . . .
                        ========         =====              ======             ========



December 31, 1998
U.S. Treasury
 securities and
 obligations of U.S.
 government
 corporations and
 agencies . . . . . .              5.1          0.1                 0.0              5.2
Obligations of states
 and political
 subdivisions . . . .              3.2          0.3                 0.0              3.5
Corporate securities             925.2         50.4                15.0            960.6
Mortgage-backed
 securities . . . . .            252.3         10.0                 0.1            262.2
                        --------         -----              ------             --------

Total bonds . . . . .                                              15.1
                        ========         =====              ======             ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The statement value and fair value of bonds at December 31, 1999, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.


                                                                      FAIR
                                                          VALUE      VALUE
                                                        --------   ---------

                                                          (IN MILLIONS)


Due in one year or less. . . . . . . . . . . . . .          $  58.5     58.2
Due after one year through five years. . . . . . .      286.8          282.0
Due after five years through ten years . . . . . .      425.4          405.6
Due after ten years. . . . . . . . . . . . . . . .      216.2          195.3
                                                     --------        ---------
                                                        986.9          941.1


Mortgage-backed securities . . . . . . . . . . . .      229.4          222.1
                                                     --------        ---------


                                                     $1,216.3
                                                     ========        =========




  Gross gains of $0.3 million in 1999 and $3.4 million in 1998 and gross losses of $4.0 million in 1999 and $0.7 million in 1998 were realized from the sale of bonds.

  At December 31, 1999, bonds with an admitted asset value of $9.1 million were on deposit with state insurance departments to satisfy regulatory requirements.

  The cost of common stocks was $3.1 million and $2.1 million at December 31, 1999 and 1998, respectively. At December 31, 1999, gross unrealized appreciation on common stocks totaled $1.2 million, and gross unrealized depreciation totaled $1.1 million. The fair value of preferred stock totaled $35.9 million at December 31, 1999 and $36.5 million at December 31, 1998.

  Bonds with amortized cost of $0.4 million were non-income producing for the twelve months ended December 31, 1999.

  At December 31, 1999, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                GEOGRAPHIC
 PROPERTY TYPE                                CONCENTRATION


Apartments. . . . . . . .       $112.1      East North Central      $  71.3
Hotels. . . . . . . . . .         11.3      East South Central      7.4
Industrial. . . . . . . .         66.0      Middle Atlantic        28.5
Office buildings. . . . .         86.4      Mountain               21.0
Retail. . . . . . . . . .         25.5      New England            37.5
Agricultural. . . . . . .         99.6      Pacific               111.1
Other . . . . . . . . . .         32.2      South Atlantic         87.6

                                            West North Central     16.6

                                            West South Central     48.6


                                            Other                   3.5
   ------


                                $433.1                                $433.1
   ======




  At December 31, 1999, the fair values of the commercial and agricultural mortgage loans portfolios were $323.5 million and $98.2 million, respectively.
 The corresponding amounts as of December 31, 1998 were approximately $331.3 million and $70.0 million, respectively.

  The maximum and minimum lending rates for mortgage loans during 1999 were 14.24% and 6.84% for agricultural loans, 7.45% and 7.00% for other properties.
 Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation.
 Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

7. REINSURANCE

  The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1999 were $594.9 million, $132.8 million, and $13.6 million, respectively. The corresponding amounts in 1998 were $590.2 million, $63.2 million, and $8.2 million, respectively.

  Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

  Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business.
 No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

  The Company has not entered into any reinsurance agreement in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1999 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

  The notional amounts, carrying values and estimated fail values of the Company's derivative instruments were as follows at December 31:


 NUMBER OF CONTRACTS/                             ASSETS (LIABILITIES)

                                                  ------------------
 NOTIONAL AMOUNTS                             1999                               1998

                                                            FAIR VALUE
                                                            ---------
                        ------- ------- ---------                          ---------    ---------
                                          (IN MILLIONS)

Futures contracts to                                                                       $ (0.5)
 sell securities        $362.0  $947.0        $0.6        $0.6               $(0.5)
Interest rate swap                                                                          (17.7)
 agreements              965.0   365.0          --        11.5                   --
Interest rate cap
 agreements              239.4    89.4         5.6        5.6                   3.1
Currency rate swap                                                                           (3.3)
 agreements               15.8    15.8          --        (1.6)                  --

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The Company uses futures contracts, interest rate swap, cap agreements, and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels, foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities.

  The futures contracts expire in 2000. The interest rate swap agreements expire in 2000 to 2011. The interest rate cap agreements expire in 2006 to 2008. The currency rate swap agreements expire in 2006 to 2009.

  The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

9. POLICY RESERVES POLICYHOLDERS' AND BENIFICIARIES' FUNDS AND OBLIGATIONS RELATED TO SEPARATE ACCOUNTS

  The Company' annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows.


                                             DECEMBER 31, 1999   PERCENT
                                             ----------------   ------
                                                        (IN MILLIONS)


Subject to discretionary withdrawal (with
adjustment)
With market value adjustment  . . . . . . . . .     $       3.8         0.1%
At book value less surrender charge                        40.5          1.5
At market value . . . . . . . . . . . . . . . .         2,326.6         87.1
     --------
     Total with adjustment. . . . . . . . . . .         2,370.9         88.7
Subject to discretionary withdrawal                       287.1         10.7
   at book value (without adjustment) . . . . .
Not subject to discretionary withdrawal--general
 account. . . . . . . . . . . . . . . . . . . .            15.4          0.6
     --------


Total annuity reserves and deposit liabilities         $2,673.4       100.0%
     ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

10. COMMITMENTS AND CONTINGENCIES

  The Company has extended commitments to purchase long-term bonds and issue real estate mortgages totaling $15.4 million and $3.5 million, respectively, at December 31, 1999. The Company monitors the creditworthiness of borrowers under long-term bonds commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $19.4 million at December 31, 1999. The majority of these commitments expire in 2000.

  In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1999. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

  During 1997, John Hancock entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, John Hancock specifically denied any wrongdoing. During 1999, the Company recorded a $194.9 million reserve, through a direct charge to its unassigned deficit, representing the Company's share of the settlement and John Hancock contributed $194.9 million of capital to the Company. The reserve held at December 31, 1999 amounted to $136.5 million and is based on a number of factors, including the estimated number of claims, the expected type of relief to be sought by class members (general relief or alternative dispute resolution), the estimated cost per claim and the estimated costs to administer the claims.

  Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. John Hancock and the Company will continue to update their estimate of the final cost of the settlement as claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at this time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be reasonably estimated. If the Company's share of the settlement increases, John Hancock will contribute additional capital to the Company so that the Company's total stockholder's equity would not be impacted.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:


                                               DECEMBER 31,

                                        1999          1998
      ---------------                                 ---------------------

                         CARRYING        FAIR       CARRYING         FAIR
                           AMOUNT        VALUE        AMOUNT         VALUE
      ---------

                                              (IN MILLIONS)


ASSETS
   Bonds--Note 6. . . . .
   Preferred stocks--Note
 6. . . . . . . . . . . .      35.9       35.9       36.5              36.5
   Common stocks--Note 6.       3.2        3.2        3.1               3.1
   Mortgage loans on real
 estate--Note 6. . . . .      433.1      421.7      388.1             401.3
   Policy loans--Note 1.      172.1      172.1      137.7             137.7
   Cash items--Note 1. .      250.1      250.1       19.9              19.9


Derivatives assets
 (liabilities) relating
   to: --Note 8. . . . .
   Futures contracts. . .       0.6        0.6      (0.5)             (0.5)
   Interest rate swaps. .        --       11.5         --            (17.7)
   Currency rate swaps. .        --      (1.6)         --             (3.3)
   Interest rate caps. .        5.6        5.6        3.1               3.1



LIABILITIES
   Commitments--Note 10.         --       19.4         --              32.1



  The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

12. SUBSEQUENT EVENTS

REORGANIZATION AND INITIAL PUBLIC OFFERING

  Pursuant to a Plan of Reorganization approved by the policyholders of John Hancock and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company.
 In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

13. IMPACT OF YEAR 2000 (UNAUDITED)

  The Company participated in the Year 2000 remediation project of its parent, John Hancock. By late 1999, John Hancock and the Company completed their Year 2000 readiness plan to address issues that could result from computer programs written using two digits to define the applicable year rather than four to define the applicable year and century. As a result, John Hancock and the Company were prepared for the transition to the Year 2000 and did not experience any significant Year 2000 problems with respect to mission critical information technology ("IT") or non-IT systems, applications or infrastructure. During the date rollover to the year 2000, John Hancock and the Company implemented and monitored their millennium rollover plan and conducted business as usual on Monday, January 3, 2000.

  Since January 3, 2000, the information systems, including mission critical systems, which in the event of a Year 2000 failure would have the greatest impact on operations, have functioned properly. In addition, neither John Hancock nor the Company have experienced any significant Year 2000 issues related to interactions with material business partners. No disruptions have occurred which impact John Hancock or the Company's ability to process claims, update customer accounts, process financial transactions, or report accurate data to management and no business interruptions due to Year 2000 issues have been experienced. While John Hancock and the Company continue to monitor their systems, and those of material business partners, closely to ensure that no unexpected Year 2000 issues develop, neither John Hancock nor the Company have reason to expect any such issues.

  The costs of the Year 2000 project consist of internal IT personnel and external costs such as consultants, programmers, replacement software, and hardware. The costs of the Year 2000 project are expensed as incurred. The project is funded partially through a reallocation of resources from discretionary projects. Through December 31, 1999, John Hancock has incurred and expensed approximately $20.8 million in related payroll costs for internal IT personnel on the project. The estimated remaining IT personnel costs of the project are approximately $1.0 million. Through December 31, 1999, John Hancock has incurred and expensed approximately $47.0 million in external costs for the project. John Hancock's estimated remaining external cost of the project is approximately $2.0 million. The total costs of the Year 2000 project to John Hancock, based on management's best estimates, include approximately $21.7 million in internal IT personnel, $14.6 million in the external modification of software, $18.3 million for external solution providers, $9.1 million in replacement costs of non-compliant IT systems and $6.9 million in oversight, test facilities and other expenses. Accordingly, the estimated range of total costs of the Year 2000 project to John Hancock, internal and external, is approximately $70 to $72.5 million. John Hancock's total Year 2000 project costs include the estimated impact of external solution providers based on presently available information.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Policyholders of
John Hancock Variable Life Account V of John Hancock Variable Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account V (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, Emerging Markets Equity, International Equity Index, Global Equity, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Bond Index, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, High Yield Bond, Global Bond (formerly Strategic
Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation and Enhanced U.S. Equity Subaccounts) as of December 31, 1999, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account V at December 31, 1999, the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP
Boston, Massachusetts
February 11, 2000

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999


                                                 LARGE CAP                 SOVEREIGN      EMERGING     INTERNATIONAL     GLOBAL
                                                  GROWTH                     BOND      MARKETS EQUITY  EQUITY INDEX      EQUITY
                                                SUBACCOUNT                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                   -------------------------------------  -----------  --------------  -------------  -------------
ASSETS
Cash . . . . . . . . . . . . . .                            $     36,967  $     9,527   $       374     $     6,467    $        27
Investment in shares of
 portfolios of John Hancock
 Variable Series Trust I, at
 value . . . . . . . . . . . . .                             322,184,787   83,089,685     2,557,550      59,369,203        277,111
Investments in shares of
 portfolios of M Fund Inc., at
 value . . . . . . . . . . . . .                                      --           --            --              --             --
Receivable from:
 John Hancock Variable Series
  Trust I  . . . . . . . . . . .                                  89,607      198,769         4,655          84,008          4,935
 M Fund Inc. . . . . . . . . . .                                      --           --            --              --             --
                                   -------------------------------------  -----------   -----------     -----------    -----------
Total assets . . . . . . . . . .                             322,311,361   83,297,981     2,562,579      59,459,678        282,073
LIABILITIES
Payable to:
 John Hancock Variable Life
  Insurance
  Company  . . . . . . . . . . .                                  84,323      197,403         4,614          83,060          4,931
 M Fund Inc. . . . . . . . . . .                                      --           --            --              --             --
Asset charges payable  . . . . .                                  42,251       10,893           416           7,414             32
                                   -------------------------------------  -----------   -----------     -----------    -----------
Total liabilities  . . . . . . .                                 126,574      208,296         5,030          90,474          4,953
                                   -------------------------------------  -----------   -----------     -----------    -----------
Net assets . . . . . . . . . . .                            $322,184,787  $83,089,685   $ 2,557,549     $59,369,204    $   277,110
                                   =====================================  ===========   ===========     ===========    ===========





                         SMALL CAP   INTERNATIONAL    MID CAP     LARGE CAP       MONEY
                          GROWTH       BALANCED       GROWTH        VALUE        MARKET
                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                        -----------  -------------  -----------  -----------  -------------
ASSETS
Cash  . . . . . . . .   $     3,073   $      201    $     6,640  $     1,822   $     1,844
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .    27,413,036    1,759,141     58,721,139   16,085,160    32,648,013
Investments in shares
 of portfolios of M
 Fund Inc., at value             --           --             --           --            --
Receivable from:
 John Hancock Variable
  Series Trust I  . .        61,325          377         88,012        2,402       355,772
 M Fund Inc.  . . . .            --           --             --           --            --
                        -----------   ----------    -----------  -----------   -----------
Total assets  . . . .    27,477,434    1,759,719     58,815,791   16,089,384    33,005,629
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance
  Company . . . . . .        60,884          349         87,054        2,139       355,241
 M Fund Inc.  . . . .            --           --             --           --            --
Asset charges payable         3,515          230          7,598        2,085         2,374
                        -----------   ----------    -----------  -----------   -----------
Total liabilities . .        64,399          579         94,652        4,224       357,615
                        -----------   ----------    -----------  -----------   -----------
Net assets  . . . . .   $27,413,035   $1,759,140    $58,721,139  $16,085,160   $32,648,014
                        ===========   ==========    ===========  ===========   ===========



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                               DECEMBER 31, 1999


                                       SMALL/MID CAP              BOND                               SMALL/
                        MID CAP VALUE     GROWTH                  INDEX                           MID CAP CORE
                         SUBACCOUNT     SUBACCOUNT             SUBACCOUNT                          SUBACCOUNT
                        -------------  -------------  -----------------------------  ---------------------------------------
ASSETS
Cash  . . . . . . . .   $      1,628   $      5,084                      $      244                              $        22
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .     14,746,878     46,780,938                       2,217,155                                  199,539
Investments in shares
 of portfolios of M
 Fund Inc., at value              --             --                              --                                       --
Receivable from:
 John Hancock Variable
  Series Trust I  . .          1,739         15,602                              37                                        3
 M Fund Inc.  . . . .             --             --                              --                                       --
                        ------------   ------------   -----------------------------  ---------------------------------------
Total assets  . . . .     14,750,245     46,801,624                       2,217,436                                  199,564
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance
  Company . . . . . .          1,499         14,855                              --                                       --
 M Fund Inc.  . . . .             --             --                              --                                       --
Asset charges payable          1,868          5,830                             281                                       25
                        ------------   ------------   -----------------------------  ---------------------------------------
Total liabilities . .          3,367         20,685                             281                                       25
                        ------------   ------------   -----------------------------  ---------------------------------------
Net assets  . . . . .   $ 14,746,878   $ 46,780,939                      $2,217,155                              $   199,539
                        ============   ============   =============================  =======================================

                         REAL ESTATE EQUITY
                             SUBACCOUNT
                        --------------------
ASSETS
Cash  . . . . . . . .       $     3,368
Investment in shares         31,195,285
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .
Investments in shares                --
 of portfolios of M
 Fund Inc., at value
Receivable from:
 John Hancock Variable            2,821
  Series Trust I  . .
 M Fund Inc.  . . . .                --
                            -----------
Total assets  . . . .        31,201,474
LIABILITIES
Payable to:
 John Hancock Variable            2,330
  Life Insurance
  Company . . . . . .
 M Fund Inc.  . . . .                --
Asset charges payable             3,858
                            -----------
Total liabilities . .             6,188
                            -----------
Net assets  . . . . .       $31,195,286
                            ===========





                          GROWTH &                  SHORT-TERM   SMALL CAP    INTERNATIONAL
                           INCOME       MANAGED        BOND        VALUE      OPPORTUNITIES
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
                        ------------  ------------  ----------  -----------  ---------------
ASSETS
Cash  . . . . . . . .   $     72,466  $     45,649  $      455  $     1,145    $     1,233
Investment in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .    634,182,356   398,051,112   4,686,254   10,245,510     11,058,874
Investments in shares
 of portfolios of M
 Fund Inc., at value              --            --          --           --             --
Receivable from:
 John Hancock Variable
  Series Trust I  . .        392,892        70,254       1,323        8,615          6,012
 M Fund Inc.  . . . .             --            --          --           --             --
                        ------------  ------------  ----------  -----------    -----------
Total assets  . . . .    634,647,714   398,167,015   4,688,032   10,255,270     11,066,119
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance
  Company . . . . . .        382,510        63,721       1,257        8,449          5,831
 M Fund Inc.  . . . .             --            --          --           --             --
Asset charges payable         82,847        52,182         521        1,311          1,414
                        ------------  ------------  ----------  -----------    -----------
Total liabilities . .        465,357       115,903       1,778        9,760          7,245
                        ------------  ------------  ----------  -----------    -----------
Net assets  . . . . .   $634,182,357  $398,051,112  $4,686,254  $10,245,510    $11,058,874
                        ============  ============  ==========  ===========    ===========



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                               DECEMBER 31, 1999


                                                                      TURNER
                               EQUITY     HIGH YIELD                   CORE
                                INDEX        BOND     GLOBAL BOND     GROWTH
                             SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                             -----------  ----------  -----------  ------------
ASSETS
Cash . . . . . . . . . . .   $     4,889   $     19   $      971    $      281
Investment in shares of
 portfolios of John Hancock
 Variable Series Trust I,
 at value  . . . . . . . .    43,960,886    162,066    9,420,547            --
Investments in shares of
 portfolios of M Fund Inc.,
 at value  . . . . . . . .            --         --           --     2,889,399
Receivable from:
 John Hancock Variable
  Series Trust I . . . . .        37,505          5        6,650            --
 M Fund Inc. . . . . . . .            --         --           --            47
                             -----------   --------   ----------    ----------
Total assets . . . . . . .    44,003,280    162,090    9,428,168     2,889,727
LIABILITIES
Payable to:
 John Hancock Variable Life
  Insurance Company  . . .        36,785          3        6,494            --
 M Fund Inc. . . . . . . .            --         --           --            --
Asset charges payable  . .         5,610         21         1,27           328
                             -----------   --------   ----------    ----------
Total liabilities  . . . .        43,295         24        7,621           328
                             -----------   --------   ----------    ----------
Net assets . . . . . . . .   $43,960,885   $162,066   $9,420,547    $2,889,399
                             ===========   ========   ==========    ==========





                                        BRANDES       FRONTIER
                                     INTERNATIONAL    CAPITAL       ENHANCED
                                        EQUITY      APPRECIATION   U.S. EQUITY
                                      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                     -------------  ------------  -------------
                                     ---------------
ASSETS
Cash . . . . . . . . . . . . . . .    $     1,358   $     1,323        $--
Investment in shares of portfolios
 of John Hancock Variable Series
 Trust I, at value . . . . . . . .             --            --          --
Investments in shares of portfolios
 of M Fund Inc., at value  . . . .     12,403,863    12,660,131          --
Receivable from:
 John Hancock Variable Series Trust
  I. . . . . . . . . . . . . . . .             --            --          --
 M Fund Inc. . . . . . . . . . . .         10,825         7,392          --
                                      -----------   -----------        ---
Total assets . . . . . . . . . . .     12,416,046    12,668,846          --
LIABILITIES
Payable to:
 John Hancock Variable Life
  Insurance Company  . . . . . . .         10,622         7,188          --
 M Fund Inc. . . . . . . . . . . .             --            --          --
Asset charges payable  . . . . . .          1,561         1,527          --
                                      -----------   -----------        ---
Total liabilities  . . . . . . . .         12,183         8,715          --
                                      -----------   -----------        ---
Net assets . . . . . . . . . . . .    $12,403,863   $12,660,131        $--
                                      ===========   ===========        ===



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                            STATEMENT OF OPERATIONS

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                       LARGE CAP GROWTH SUBACCOUNT               SOVEREIGN BOND SUBACCOUNT
                                                  ---------------------------------------  -------------------------------------
                                                      1999          1998         1997         1999          1998          1997
                                                  -------------  -----------  -----------  ------------  -----------  -------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I . . . . .   $ 49,742,797   $31,074,914  $19,906,569  $ 6,229,567   $6,701,784    $5,517,405
 M Fund Inc.  . . . . . . . . . . . . . . . . .             --            --           --           --           --            --
                                                  ------------   -----------  -----------  -----------   ----------    ----------
Total investment income . . . . . . . . . . . .     49,742,797    31,074,914   19,906,569    6,229,567    6,701,784     5,517,405
Expenses:
 Mortality and expense risks  . . . . . . . . .      1,809,412     1,577,321    1,152,388      503,363      486,757       417,812
                                                  ------------   -----------  -----------  -----------   ----------    ----------
Net investment income . . . . . . . . . . . . .     47,933,385    29,497,593   18,754,181    5,726,204    6,215,027     5,099,593
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) . . . . . . . . . . .     37,974,300     7,477,359    5,377,678      137,370      125,377      (316,608)
 Net unrealized appreciation (depreciation)
  during
  the period  . . . . . . . . . . . . . . . . .    (20,089,860)   50,180,004   24,886,516   (7,170,609)    (432,666)    1,592,275
                                                  ------------   -----------  -----------  -----------   ----------    ----------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . . . .     17,884,440    57,657,363   30,264,194   (7,033,239)    (307,289)    1,275,667
                                                  ------------   -----------  -----------  -----------   ----------    ----------
Net increase (decrease) in net assets resulting
 from operations  . . . . . . . . . . . . . . .   $ 65,817,825   $87,154,956  $49,018,375  $(1,307,035)  $5,907,738    $6,375,260
                                                  ============   ===========  ===========  ===========   ==========    ==========





                        EMERGING MARKETS EQUITY SUBACCOUNT    INTERNATIONAL EQUITY INDEX SUBACCOUNT
                        -----------------------------------  --------------------------------------
                              1999              1998*            1999         1998           1997
                        -----------------  ----------------  ------------  -----------  ---------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .       $121,921             $ 1         $ 1,867,788   $6,864,977    $ 2,032,258
 M Fund Inc.  . . . .             --              --                  --           --             --
                            --------             ---         -----------   ----------    -----------
Total investment
 income . . . . . . .        121,921               1           1,867,788    6,864,977      2,032,258
Expenses:
 Mortality and expense
  risks . . . . . . .          4,687              --             280,522      258,595        249,823
                            --------             ---         -----------   ----------    -----------
Net investment income        117,234               1           1,587,266    6,606,382      1,782,435
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .        288,630              (1)            423,295    1,270,070        958,182
 Net unrealized
  appreciation
  (depreciation)
  during the period .        475,390              (4)         11,546,984       23,662     (4,981,747)
                            --------             ---         -----------   ----------    -----------
Net realized and
 unrealized gain
 (loss) on investments       764,020              (5)         11,970,279    1,293,732     (4,023,565)
                            --------             ---         -----------   ----------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .       $881,254             $(4)        $13,557,545   $7,900,114    $(2,241,130)
                            ========             ===         ===========   ==========    ===========



---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                         GLOBAL EQUITY SUBACCOUNT      SMALL CAP GROWTH  SUBACCOUNT
                        -------------------------   ----------------------------------
                            1999          1998*        1999         1998         1997
                        -------------  -----------  -----------  -----------  -----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .      $   935         $ 2      $ 3,360,284  $       --    $  3,380
 M Fund Inc.  . . . .           --          --               --          --          --
                           -------         ---      -----------  ----------    --------
Total investment
 income . . . . . . .          935           2        3,360,284          --       3,380
Expenses:
 Mortality and expense
  risks . . . . . . .          435           1           97,719      57,076      33,986
                           -------         ---      -----------  ----------    --------
Net investment income
 (loss) . . . . . . .          500           1        3,262,565     (57,076)    (30,606)
Net realized and
 unrealized gain on
 investments:
 Net realized gain  .        1,382          --        1,209,833     157,975     116,210
 Net unrealized
  appreciation during
  the period  . . . .       27,261          69        5,952,186   1,605,647     732,330
                           -------         ---      -----------  ----------    --------
Net realized and
 unrealized gain on
 investments. . . . .       28,643          69        7,162,019   1,763,622     848,540
                           -------         ---      -----------  ----------    --------
Net increase in net
 assets resulting from
 operations . . . . .      $29,143         $70      $10,424,584  $1,706,546    $817,934
                           =======         ===      ===========  ==========    ========





                         INTERNATIONAL BALANCED SUBACCOUNT        MID CAP GROWTH SUBACCOUNT
                        ----------------------------------    ---------------------------------
                           1999         1998        1997         1999         1998        1997
                        -----------  ----------  -----------  -----------  ----------  -----------

Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .    $149,495     $111,976    $ 62,258    $ 5,920,731  $  993,504   $     --
 M Fund Inc.  . . . .          --           --          --             --          --         --
                         --------     --------    --------    -----------  ----------   --------
Total investment
 income . . . . . . .     149,495      111,976      62,258      5,920,731     993,504
Expenses:
 Mortality and expense
  risks . . . . . . .      10,171        8,831       6,972        146,891      42,815     20,278
                         --------     --------    --------    -----------  ----------   --------
Net investment income
 (loss) . . . . . . .     139,324      103,145      55,286      5,773,840     950,689    (20,278)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .        (975)      20,527      29,092      2,379,524     338,131     64,078
 Net unrealized
  appreciation
  (depreciation)
  during the period .     (61,234)     108,042     (68,785)    17,416,514   1,477,149    567,677
                         --------     --------    --------    -----------  ----------   --------
Net realized and
 unrealized gain
 (loss) on investments    (62,209)     128,569     (39,693)    19,796,038   1,815,280    631,755
                         --------     --------    --------    -----------  ----------   --------
Net increase in net
 assets resulting from
 operations . . . . .    $ 77,115     $231,714    $ 15,593    $25,569,878  $2,765,969   $611,477
                         ========     ========    ========    ===========  ==========   ========



---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                      LARGE CAP VALUE SUBACCOUNT                             MONEY MARKET SUBACCOUNT
                         ------------------------------------------------------  ------------------------------------------------
                                    1999                  1998          1997               1999               1998         1997
                         ----------------------------  ------------  ----------  ------------------------  ----------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I . . .   $                 1,029,319   $   560,242   $  259,192  $              1,253,474  $1,110,309   $  895,867
 M Fund Inc. . . . . .                            --            --           --                        --          --           --
                         ---------------------------   -----------   ----------  ------------------------  ----------   ----------
Total investment income                    1,029,319       560,242      259,192                 1,253,474   1,110,309      895,867
Expenses:
 Mortality and expense
  risks. . . . . . . .                        81,248        54,311       23,604                   151,506     125,891      101,168
                         ---------------------------   -----------   ----------  ------------------------  ----------   ----------
Net investment income                        948,071       505,931      235,588                 1,101,968     984,418      794,699
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain . .                       590,392       364,328      147,209                        --          --           --
 Net unrealized
  appreciation
  (depreciation) during
  the period . . . . .                    (1,512,713)     (186,805)     547,716                        --          --           --
                         ---------------------------   -----------   ----------  ------------------------  ----------   ----------
Net realized and
 unrealized gain (loss)
 on investments  . . .                      (922,321)      177,523      694,925                        --          --           --
                         ---------------------------   -----------   ----------  ------------------------  ----------   ----------
Net increase in net
 assets resulting from
 operations. . . . . .   $                    25,750   $   683,454   $  930,513  $              1,101,968  $  984,418   $  794,699
                         ===========================   ===========   ==========  ========================  ==========   ==========





                                     MID CAP VALUE SUBACCOUNT
                        ----------------------------------------------------
                                  1999                 1998          1997
                        --------------------------  ------------  ----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $                  99,940   $   142,246   $  972,249
 M Fund Inc.  . . . .                          --                         --
                        -------------------------   -----------   ----------
Total investment
 income . . . . . . .                      99,940       142,246      972,249
Expenses:
 Mortality and expense
  risks . . . . . . .                      95,346        95,456       36,967
                        -------------------------   -----------   ----------
Net investment income                       4,594        46,790      935,282
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .                  (1,354,334)      470,277      148,954
 Net unrealized
  appreciation
  (depreciation)
  during the period .                   2,021,700    (2,496,498)      58,693
                        -------------------------   -----------   ----------
Net realized and
 unrealized gain
 (loss) on investments                    667,366    (2,026,221)     207,647
                        -------------------------   -----------   ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $                 671,960   $(1,979,431)  $1,142,929
                        =========================   ===========   ==========
                                     SMALL/MID CAP GROWTH SUBACCOUNT
                        ----------------------------------------------------------
                                      1999                    1998         1997
                        ---------------------------------  ----------  --------------
Investment income:
Distributions received
 from:
 John Hancock Variable  $                      7,118,263   $  863,342   $ 5,058,010
  Series Trust I  . .
 M Fund Inc.  . . . .                                 --           --            --
                        --------------------------------   ----------   -----------
Total investment                               7,118,263      863,342     5,058,010
 income . . . . . . .
Expenses:
 Mortality and expense
  risks . . . . . . .                            264,633      281,235       296,759
                        --------------------------------   ----------   -----------
Net investment income                          6,853,630      582,107     4,761,251
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain                               332,328    1,879,057     4,458,015
  (loss). . . . . . .
 Net unrealized
  appreciation                                (5,168,619)       3,090    (7,254,086)
  (depreciation)        --------------------------------   ----------   -----------
  during the period .
Net realized and
 unrealized gain                              (4,836,291)
 (loss) on investments  --------------------------------    1,882,147    (2,796,071)
                                                           ----------   -----------
Net increase
 (decrease) in net      $                      2,017,339   $2,464,254   $ 1,965,180
 assets resulting from  ================================   ==========   ===========
 operations . . . . .



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                          SMALL/MID CAP CORE
                        BOND INDEX SUBACCOUNT                 SUBACCOUNT
                        ----------------------  -------------------------------------
                           1999       1998*                 1999                1998*
                        -----------  ---------  -----------------------------  ---------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .    $ 82,521     $   62    $                      17,267   $   --
 M Fund Inc.  . . . .          --         --                               --       --
                         --------     ------    -----------------------------   ------
Total investment
 income . . . . . . .      82,521         62                           17,267
Expenses:
 Mortality and expense
  risks . . . . . . .       7,497          1                              666       14
                         --------     ------    -----------------------------   ------
Net investment income      75,024         61                           16,601      (14)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .      (8,489)                                      1,450
 Net unrealized
  appreciation
  (depreciation)
  during the period .     (91,357)       (88)                          10,057    4,448
                         --------     ------    -----------------------------   ------
Net realized and
 unrealized gain
 (loss) on investments    (99,846)       (88)                          11,507    4,448
                         --------     ------    -----------------------------   ------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .    $(24,822)    $  (27)   $                      28,108   $4,434
                         ========     ======    =============================   ======





                                                  REAL ESTATE EQUITY
                                                      SUBACCOUNT                                GROWTH & INCOME SUBACCOUNT
                               ---------------------------------------------------------  ---------------------------------------
                                           1999                    1998          1997        1999           1998          1997
                               ------------------------------  -------------  ----------  ------------  ------------  -------------
                                                                                          -----------------------------------------
Investment income:
Distributions received from:
 John Hancock Variable Series
  Trust I  . . . . . . . . .   $                   2,118,195   $  2,281,310   $2,934,672  $72,156,977   $ 54,199,315   $52,442,930
 M Fund Inc. . . . . . . . .                              --             --           --           --             --            --
                               -----------------------------   ------------   ----------  -----------   ------------   -----------
Total investment income  . .                       2,118,195      2,281,310    2,934,672   72,156,977     54,199,315    52,442,930
Expenses:
 Mortality and expense risks                         189,524        219,763      212,177    3,537,270      2,856,645     2,178,739
                               -----------------------------   ------------   ----------  -----------   ------------   -----------
Net investment income  . . .                       1,928,671      2,061,547    2,722,495   68,619,707     51,342,670    50,264,191
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain . . . . .                         552,631        903,492      751,985   19,517,399     12,465,262     7,351,086
 Net unrealized appreciation
  (depreciation) during the
  period . . . . . . . . . .                      (3,233,362)   (10,193,226)   2,343,294   (2,623,478)    60,549,503    32,872,184
                               -----------------------------   ------------   ----------  -----------   ------------   -----------
Net realized and unrealized
 gain (loss) on
 investments . . . . . . . .                      (2,680,731)    (9,289,734)   3,095,279   16,893,921     73,014,765    40,223,270
                               -----------------------------   ------------   ----------  -----------   ------------   -----------
Net increase (decrease) in
 net assets resulting from
 operations. . . . . . . . .   $                    (752,060)  $ (7,228,187)  $5,817,774  $85,513,628   $124,357,435   $90,487,461
                               =============================   ============   ==========  ===========   ============   ===========



---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                  MANAGED SUBACCOUNT                 SHORT-TERM BOND SUBACCOUNT
                        ---------------------------------------  -----------------------------------
                            1999          1998         1997         1999         1998         1997
                        -------------  -----------  -----------  -----------  -----------  ------------
                                                                 --------------------------------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $ 38,226,296   $42,558,328  $34,981,042  $  321,697   $  318,055    $ 216,077
 M Fund Inc.  . . . .             --            --           --          --           --           --
                        ------------   -----------  -----------  ----------   ----------    ---------
Total investment
 income . . . . . . .     38,226,296    42,558,328   34,981,042     321,697      318,055      216,077
Expenses:
 Mortality and expense
  risks . . . . . . .      2,441,499     2,438,618    2,035,959      27,433       27,623       17,975
                        ------------   -----------  -----------  ----------   ----------    ---------
Net investment income     35,784,797    40,119,710   32,945,083     294,264      290,432      198,102
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .     23,586,754     5,216,094    3,754,808     (61,939)      13,933      (12,481)
 Net unrealized
  appreciation
  (depreciation)
  during the period .    (25,338,032)   28,230,322   19,460,056    (116,293)     (45,745)      24,408
                        ------------   -----------  -----------  ----------   ----------    ---------
Net realized and
 unrealized gain
 (loss) on
 investments  . . . .     (1,751,278)   33,446,416   23,214,864    (178,232)     (31,812)      11,927
                        ------------   -----------  -----------  ----------   ----------    ---------
Net increase in net
 assets resulting from
 operations . . . . .   $ 34,033,519   $73,566,126  $56,159,947  $  116,032   $  258,620    $ 210,029
                        ============   ===========  ===========  ==========   ==========    =========





                                                              INTERNATIONAL OPPORTUNITIES
                           SMALL CAP VALUE SUBACCOUNT                  SUBACCOUNT
                        --------------------------------   ---------------------------------
                          1999        1998        1997        1999        1998        1997
                        ----------  ----------  ---------  ----------  ----------  ------------
                                                           ------------------------------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $ 243,470   $  54,320   $537,451   $  804,607  $   85,655   $  85,488
 M Fund Inc.  . . . .          --          --         --           --          --          --
                        ---------   ---------   --------   ----------  ----------   ---------
Total investment
 income . . . . . . .     243,470      54,320    537,451      804,607      85,655      85,488
Expenses:
 Mortality and expense
  risks . . . . . . .      61,294      51,961     21,374       88,335      64,058      27,161
                        ---------   ---------   --------   ----------  ----------   ---------
Net investment income     182,176       2,359    516,077      716,272      21,597      58,327
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .    (497,642)    254,157    179,065    1,471,214     196,024     104,001
 Net unrealized
  appreciation
  (depreciation)
  during the period .     (88,006)   (813,644)   (60,841)   1,149,372   1,366,734    (279,934)
                        ---------   ---------   --------   ----------  ----------   ---------
Net realized and
 unrealized gain
 (loss) on
 investments  . . . .    (585,648)   (559,487)   118,224    2,620,586   1,562,758    (175,933)
                        ---------   ---------   --------   ----------  ----------   ---------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(403,472)  $(557,128)  $634,301   $3,336,858  $1,584,355   $(117,606)
                        =========   =========   ========   ==========  ==========   =========



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                            HIGH YIELD BOND
                             EQUITY INDEX SUBACCOUNT           SUBACCOUNT
                        ----------------------------------  ----------------
                           1999        1998        1997       1999      1998*
                        ----------  ----------  ----------  ---------  --------
                        -------------------------------------------------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $1,831,467  $  700,367  $  289,092  $ 7,718      $12
 M Fund Inc.  . . . .           --          --          --       --       --
                        ----------  ----------  ----------  -------      ---
Total investment
 income . . . . . . .    1,831,467     700,367     289,092    7,718       12
Expenses:
 Mortality and expense
  risks . . . . . . .      216,154     108,231      33,761      569        1
                        ----------  ----------  ----------  -------      ---
Net investment income    1,615,313     592,136     255,331    7,149       11
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .    1,761,823     997,526      72,875   (4,898)      --
 Net unrealized
  appreciation
  (depreciation)
  during the period .    3,255,121   2,882,597     973,872     (611)      (9)
                        ----------  ----------  ----------  -------      ---
Net realized and
 unrealized gain
 (loss) on investments   5,016,944   3,880,123   1,046,747   (5,509)      (9)
                        ----------  ----------  ----------  -------      ---
Net increase in net
 assets resulting from
 operations . . . . .   $6,632,257  $4,472,259  $1,302,078  $ 1,640      $ 2
                        ==========  ==========  ==========  =======      ===





                                                            TURNER CORE GROWTH
                           GLOBAL BOND SUBACCOUNT               SUBACCOUNT
                        ------------------------------  ---------------------------
                          1999        1998      1997      1999      1998      1997
                        ----------  --------  --------  --------  --------  ---------
                                                        -----------------------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $ 407,783   $217,011  $155,751  $     --  $     --   $    --
 M Fund Inc.  . . . .          --         --        --   243,054    48,858    22,593
                        ---------   --------  --------  --------  --------   -------
Total investment
 income . . . . . . .     407,783    217,011   155,751   243,054    48,858    22,593
Expenses:
 Mortality and expense
  risks . . . . . . .      44,023     23,315    10,483    14,911     4,430       828
                        ---------   --------  --------  --------  --------   -------
Net investment income     363,760    193,696   145,268   228,143    44,428    21,765
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain  .         959     25,425     4,242   411,650    38,125     1,020
 Net unrealized
  appreciation
  (depreciation)
  during the period .    (578,510)    91,397     7,679    25,769   318,448    17,720
                        ---------   --------  --------  --------  --------   -------
Net realized and
 unrealized gain
 (loss) on investments   (577,551)   116,822    11,921   437,419   356,573    18,740
                        ---------   --------  --------  --------  --------   -------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(213,791)  $310,518  $157,189  $665,562  $401,001   $40,505
                        =========   ========  ========  ========  ========   =======



---------
*  From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                                                                                     ENHANCED U.S.
                                                    BRANDES INTERNATIONAL EQUITY    FRONTIER CAPITAL APPRECIATION       EQUITY
                                                             SUBACCOUNT                       SUBACCOUNT              SUBACCOUNT
                                                   ------------------------------   ------------------------------  ---------------
                                                      1999       1998      1997        1999       1998      1997         1999*
                                                   ----------  --------  ---------  ----------  ---------  -------  ---------------
                                                                                    --------------------------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I  . . . . .   $       --  $     --  $     --   $       --  $     --   $    --      $   --
 M Fund Inc. . . . . . . . . . . . . . . . . . .      391,652    76,526    11,174      363,096    14,932    59,777          --
                                                   ----------  --------  --------   ----------  --------   -------      ------
Total investment income  . . . . . . . . . . . .      391,652    76,526    11,174      363,096    14,932    59,777          --
Expenses:
 Mortality and expense risks . . . . . . . . . .       26,814     6,543     2,688       55,548    24,050     7,104          22
                                                   ----------  --------  --------   ----------  --------   -------      ------
Net investment income (loss) . . . . . . . . . .      364,838    69,983     8,486      307,548    (9,118)   52,673         (22)
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain . . . . . . . . . . . . . . .       40,298     8,487       371      161,229    89,974    10,828        (746)
 Net unrealized appreciation (depreciation)
  during the period  . . . . . . . . . . . . . .    1,857,041   101,256   (32,110)   3,089,604   524,011    28,386          --
                                                   ----------  --------  --------   ----------  --------   -------      ------
Net realized and unrealized gain (loss) on
 investments . . . . . . . . . . . . . . . . . .    1,897,339   109,743   (31,739)   3,250,833   613,985    39,214        (746)
                                                   ----------  --------  --------   ----------  --------   -------      ------
Net increase (decrease) in net assets resulting
 from operations . . . . . . . . . . . . . . . .   $2,262,177  $179,726  $(23,253)  $3,558,381  $604,867   $91,887      $ (768)
                                                   ==========  ========  ========   ==========  ========   =======      ======



---------
* From August 18, 1999 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      STATEMENTS OF CHANGES IN NET ASSETS

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                     LARGE CAP GROWTH                               SOVEREIGN BOND
                                                        SUBACCOUNT                                    SUBACCOUNT
                                        -------------------------------------------   ------------------------------------------
                                            1999            1998           1997           1999           1998            1997
                                        --------------  -------------  -------------  -------------  -------------  ---------------
                                        -------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . .   $  47,933,385   $ 29,497,593   $ 18,754,181   $  5,726,204   $  6,215,027    $  5,099,593
 Net realized gains (losses)  . . . .      37,974,300      7,477,359      5,377,678        137,370        125,377        (316,608)
 Net unrealized appreciation
  (depreciation) during the period  .     (20,089,860)    50,180,004     24,886,516     (7,170,609)      (432,666)      1,592,275
                                        -------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations  . . . . .      65,817,825     87,154,956     49,018,375     (1,307,035)     5,907,738       6,375,260
From policyholder transactions:
 Net premiums from policyholders  . .      47,366,436     50,518,731     50,870,640     14,339,968     17,861,340      21,348,125
 Net benefits to policyholders  . . .    (109,055,989)   (40,022,049)   (32,643,981)   (15,723,809)   (15,352,996)    (14,778,316)
                                        -------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions . . . . . . . . . . . .     (61,689,553)    10,496,682     18,226,659     (1,383,841)     2,508,344       6,569,809
                                        -------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets       4,128,272     97,651,638     67,245,034     (2,690,876)     8,416,082      12,945,069
Net assets at beginning of period . .     318,056,515    220,404,877    153,159,843     85,780,561     77,364,479      64,419,410
                                        -------------   ------------   ------------   ------------   ------------    ------------
Net assets at end of period . . . . .   $ 322,184,787   $318,056,515   $220,404,877   $ 83,089,685   $ 85,780,561    $ 77,364,479
                                        =============   ============   ============   ============   ============    ============





                              EMERGING
                           MARKETS EQUITY              INTERNATIONAL EQUITY INDEX
                             SUBACCOUNT                        SUBACCOUNT
                        --------------------   ------------------------------------------
                           1999       1998*        1999           1998            1997
                        ------------  -------  -------------  -------------  ---------------
                        --------------------------------------------------------------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $   117,234   $    1   $  1,587,266   $  6,606,382    $  1,782,435
 Net realized gains .       288,630       (1)       423,295      1,270,070         958,182
 Net unrealized
  appreciation
  (depreciation)
  during the period .       475,390       (4)    11,546,984         23,662      (4,981,747)
                        -----------   ------   ------------   ------------    ------------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .       881,254       (4)    13,557,545      7,900,114      (2,241,130)
From policyholder
 transactions:
 Net premiums from
  policyholders . . .     2,935,233    1,730     12,752,321     11,092,106      17,654,531
 Net benefits to
  policyholders . . .    (1,260,627)     (37)   (11,265,586)   (16,638,265)    (12,889,618)
                        -----------   ------   ------------   ------------    ------------
Net increase
 (decrease) in net
 assets resulting from
 policyholder
 transactions . . . .     1,674,606    1,693      1,486,735     (5,546,159)      4,764,913
                        -----------   ------   ------------   ------------    ------------
Net increase in net
 assets . . . . . . .     2,555,860    1,689     15,044,280      2,353,955       2,523,783
Net assets at
 beginning of period          1,689        0     44,324,924     41,970,969      39,447,186
                        -----------   ------   ------------   ------------    ------------
Net assets at end of
 period . . . . . . .   $ 2,557,549   $1,689   $ 59,369,204   $ 44,324,924    $ 41,970,969
                        ===========   ======   ============   ============    ============



---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                          GLOBAL EQUITY                SMALL CAP GROWTH
                           SUBACCOUNT                     SUBACCOUNT
                        -----------------   ---------------------------------------
                          1999     1998*       1999          1998           1997
                        ---------  -------  ------------  ------------  --------------
                        --------------------------------------------------------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $    500   $    1   $ 3,262,565   $   (57,076)   $   (30,606)
 Net realized gains .      1,382       --     1,209,833       157,975        116,210
 Net unrealized
  appreciation during
  the period  . . . .     27,261       69     5,952,186     1,605,647        732,330
                        --------   ------   -----------   -----------    -----------
Net increase in net
 assets resulting from
 operations . . . . .     29,143       70    10,424,584     1,706,546        817,934
From policyholder
 transactions:
 Net premiums from
  policyholders . . .    275,194    1,850     9,698,604     6,942,160      7,111,430
 Net benefits to
  policyholders . . .    (29,112)     (35)   (6,196,218)   (3,551,395)    (2,474,024)
                        --------   ------   -----------   -----------    -----------
Net increase in net
 assets resulting from
 policyholder
 transactions . . . .    246,082    1,815     3,502,386     3,390,766      4,637,406
                        --------   ------   -----------   -----------    -----------
Net increase in net
 assets . . . . . . .    275,225    1,885    13,926,970     5,097,312      5,455,340
Net assets at
 beginning of period       1,885       --    13,486,065     8,388,753      2,933,413
                        --------   ------   -----------   -----------    -----------
Net assets at end of
 period . . . . . . .   $277,110   $1,885   $27,413,035   $13,486,065    $ 8,388,753
                        ========   ======   ===========   ===========    ===========





                                                         INTERNATIONAL BALANCED                      MID CAP GROWTH
                                                               SUBACCOUNT                              SUBACCOUNT
                                                  ------------------------------------   ---------------------------------------
                                                     1999         1998         1997         1999          1998           1997
                                                  -----------  -----------  -----------  ------------  ------------  --------------
                                                  ---------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . . . . .   $  139,324   $  103,145   $   55,286   $ 5,773,840   $   950,689    $   (20,278)
 Net realized gains (losses)  . . . . . . . . .         (975)      20,527       29,092     2,379,524       338,131         64,078
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .      (61,234)     108,042      (68,785)   17,416,514     1,477,149        567,677
                                                  ----------   ----------   ----------   -----------   -----------    -----------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . . . . .       77,115      231,714       15,593    25,569,878     2,765,969        611,477
From policyholder transactions:
 Net premiums from policyholders  . . . . . . .      408,648      775,469    1,210,054    31,236,463     6,310,992      3,564,986
 Net benefits to policyholders  . . . . . . . .     (457,724)    (433,887)    (811,533)   (9,304,845)   (2,644,280)    (1,603,972)
                                                  ----------   ----------   ----------   -----------   -----------    -----------
Net increase (decrease) in net assets resulting
 from policyholder transactions . . . . . . . .      (49,076)     341,582      398,521    21,931,618     3,666,712      1,961,014
                                                  ----------   ----------   ----------   -----------   -----------    -----------
Net increase in net assets  . . . . . . . . . .       28,039      573,296      414,114    47,501,496     6,432,681      2,572,491
Net assets at beginning of period . . . . . . .    1,731,101    1,157,805      743,691    11,219,643     4,786,962      2,214,471
                                                  ----------   ----------   ----------   -----------   -----------    -----------
Net assets at end of period . . . . . . . . . .   $1,759,140   $1,731,101   $1,157,805   $58,721,139   $11,219,643    $ 4,786,962
                                                  ==========   ==========   ==========   ===========   ===========    ===========



---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                        LARGE CAP VALUE                              MONEY MARKET
                                                          SUBACCOUNT                                  SUBACCOUNT
                                            ---------------------------------------   ------------------------------------------
                                               1999          1998          1997           1999           1998            1997
                                            ------------  ------------  ------------  -------------  -------------  ---------------
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $   948,071   $   505,931   $   235,588   $  1,101,968   $    984,418    $    794,699
 Net realized gains . . . . . . . . . . .       590,392       364,328       147,209             --             --              --
 Net unrealized appreciation
  (depreciation) during the period  . . .    (1,512,713)     (186,805)      547,716             --             --              --
                                            -----------   -----------   -----------   ------------   ------------    ------------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . .        25,750       683,454       930,513      1,101,968        984,418         794,699
From policyholder transactions:
 Net premiums from policyholders  . . . .    10,870,610     6,344,623     5,175,373     38,178,810     29,578,379      19,719,031
 Net benefits to policyholders  . . . . .    (5,528,175)   (2,846,246)   (1,416,071)   (27,659,025)   (26,039,388)    (21,386,542)
                                            -----------   -----------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions     5,342,435     3,498,377     3,759,302     10,519,785      3,538,991      (1,667,511)
                                            -----------   -----------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets . .     5,368,185     4,181,831     4,689,815     11,621,753      4,523,409        (872,812)
Net assets at beginning of period . . . .    10,716,975     6,535,144     1,845,329     21,026,261     16,502,852      17,375,664
                                            -----------   -----------   -----------   ------------   ------------    ------------
Net assets at end of period . . . . . . .   $16,085,160   $10,716,975   $ 6,535,144   $ 32,648,014   $ 21,026,261    $ 16,502,852
                                            ===========   ===========   ===========   ============   ============    ============





                                                         MID CAP VALUE                           SMALL/MID CAP GROWTH
                                                          SUBACCOUNT                                  SUBACCOUNT
                                            ---------------------------------------   ------------------------------------------
                                               1999          1998          1997           1999           1998            1997
                                            ------------  ------------  ------------  -------------  -------------  ---------------
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $     4,594   $    46,790   $   935,282   $  6,853,630   $    582,107    $  4,761,251
 Net realized gains (losses). . . . . . .    (1,354,334)      470,277       148,954        332,328      1,879,057       4,458,015
 Net unrealized appreciation
  (depreciation) during the period  . . .     2,021,700    (2,496,498)       58,693     (5,168,619)         3,090      (7,254,086)
                                            -----------   -----------   -----------   ------------   ------------   -------------
Net increase (decrease) in net assets
 resulting from operations  . . . . . . .       671,960    (1,979,431)    1,142,929      2,017,339      2,464,254       1,965,180
From policyholder transactions:
 Net premiums from policyholders  . . . .     7,348,479    12,176,727    12,224,626     12,408,208     15,336,390      26,820,224
 Net benefits to policyholders  . . . . .    (9,527,903)   (7,125,389)   (1,523,046)   (13,127,845)   (24,152,376)    (23,391,073)
                                            -----------   -----------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions    (2,179,424)    5,051,338    10,701,580       (719,637)    (8,815,986)      3,429,151
                                            -----------   -----------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets . .    (1,507,464)    3,071,907    11,844,509      1,297,702     (6,351,732)      5,394,331
Net assets at beginning of period . . . .    16,254,342    13,182,435     1,337,926     45,483,237     51,834,969      46,440,638
                                            -----------   -----------   -----------   ------------   ------------    ------------
Net assets at end of period . . . . . . .   $14,746,878   $16,254,342   $13,182,435   $ 46,780,939   $ 45,483,237    $ 51,834,969
                                            ===========   ===========   ===========   ============   ============    ============



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                          SMALL/MID CAP CORE
                                  BOND INDEX SUBACCOUNT       SUBACCOUNT
                                  ----------------------  -------------------
                                     1999        1998*      1999       1998*
                                  ------------  --------  ---------  ----------
                                  ---------------------------------------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss) .   $   75,024    $   61    $ 16,601    $   (14)
 Net realized gains (losses). .       (8,489)       --       1,450         --
 Net unrealized appreciation
  (depreciation) during the
  period. . . . . . . . . . . .      (91,357)      (88)     10,057      4,448
                                  ----------    ------    --------    -------
Net increase (decrease) in net
 assets resulting from
 operations . . . . . . . . . .      (24,822)      (27)     28,108      4,434
From policyholder transactions:
 Net premiums from policyholders   2,363,570     4,217     126,096     51,606
 Net benefits to policyholders      (125,783)       --     (10,705)        --
                                  ----------    ------    --------    -------
Net increase in net assets
 resulting from policyholder
 transactions . . . . . . . . .    2,237,787     4,217     115,391     51,606
                                  ----------    ------    --------    -------
Net increase in net assets  . .    2,212,965     4,190     143,499     56,040
Net assets at beginning of
 period . . . . . . . . . . . .        4,190        --      56,040         --
                                  ----------    ------    --------    -------
Net assets at end of period . .   $2,217,155    $4,190    $199,539    $56,040
                                  ==========    ======    ========    =======





                                                      REAL ESTATE EQUITY                           GROWTH & INCOME
                                                          SUBACCOUNT                                  SUBACCOUNT
                                           ----------------------------------------   ------------------------------------------
                                              1999           1998          1997           1999           1998            1997
                                           ------------  -------------  ------------  -------------  -------------  ---------------
                                           ----------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . . .   $ 1,928,671   $  2,061,547   $ 2,722,495   $ 68,619,707   $ 51,342,670    $ 50,264,191
 Net realized gains  . . . . . . . . . .       552,631        903,492       751,985     19,517,399     12,465,262       7,351,086
 Net unrealized appreciation
  (depreciation) during the period . . .    (3,233,362)   (10,193,226)    2,343,294     (2,623,478)    60,549,503      32,872,184
                                           -----------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . . .      (752,060)    (7,228,187)    5,817,774     85,513,628    124,357,435      90,487,461
From policyholder transactions:
 Net premiums from policyholders . . . .     7,015,135      9,200,146    13,842,210     91,655,386     92,202,780      94,961,660
 Net benefits to policyholders . . . . .    (9,317,401)   (10,281,699)   (8,886,892)   (95,299,988)   (79,305,839)    (70,387,297)
                                           -----------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions   (2,302,266)    (1,081,553)    4,955,318     (3,644,602)    12,896,941      24,574,363
                                           -----------   ------------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets  .    (3,054,326)    (8,309,740)   10,773,092     81,869,026    137,254,376     115,061,824
Net assets at beginning of period  . . .    34,249,612     42,559,352    31,786,260    552,313,331    415,058,955     299,997,131
                                           -----------   ------------   -----------   ------------   ------------    ------------
Net assets at end of period  . . . . . .   $31,195,286   $ 34,249,612   $42,559,352   $634,182,357   $552,313,331    $415,058,955
                                           ===========   ============   ===========   ============   ============    ============



---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                           MANAGED                                  SHORT-TERM BOND
                                                         SUBACCOUNT                                   SUBACCOUNT
                                         -------------------------------------------   -----------------------------------------
                                             1999            1998           1997           1999          1998            1997
                                         --------------  -------------  -------------  -------------  ------------  ---------------
                                         ------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . .   $  35,784,797   $ 40,119,710   $ 32,945,083   $    294,264   $   290,432    $    198,102
 Net realized gains (losses) . . . . .      23,586,754      5,216,094      3,754,808        (61,939)       13,933         (12,481)
 Net unrealized appreciation
  (depreciation) during the period . .     (25,338,032)    28,230,322     19,460,056       (116,293)      (45,745)         24,408
                                         -------------   ------------   ------------   ------------   -----------    ------------
Net increase in net assets resulting
 from operations . . . . . . . . . . .      34,033,519     73,566,126     56,159,947        116,032       258,620         210,029
From policyholder transactions:
 Net premiums from policyholders . . .      54,900,113     67,707,213     71,811,719      2,276,021     3,006,339       3,042,915
 Net benefits to policyholders . . . .    (141,629,545)   (60,791,416)   (61,937,355)    (3,751,891)   (1,696,858)     (1,790,137)
                                         -------------   ------------   ------------   ------------   -----------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. . . . . . . . . . . . .     (86,729,432)     6,915,797      9,874,364     (1,475,870)    1,309,481       1,252,778
                                         -------------   ------------   ------------   ------------   -----------    ------------
Net increase (decrease) in net assets      (52,695,913)    80,481,923     66,034,311     (1,359,838)    1,568,101       1,462,807
Net assets at beginning of period  . .     450,747,025    370,265,102    304,230,791      6,046,092     4,477,991       3,015,184
                                         -------------   ------------   ------------   ------------   -----------    ------------
Net assets at end of period  . . . . .   $ 398,051,112   $450,747,025   $370,265,102   $  4,686,254   $ 6,046,092    $  4,477,991
                                         =============   ============   ============   ============   ===========    ============





                                                  SMALL CAP VALUE                           INTERNATIONAL OPPORTUNITIES
                                                     SUBACCOUNT                                     SUBACCOUNT
                                    --------------------------------------------   ---------------------------------------------
                                        1999            1998            1997           1999            1998             1997
                                    -------------  ---------------  -------------  -------------  ---------------  ----------------
                                    -----------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations:
 Net investment income  . . . . .   $    182,176   $        2,359   $    516,077   $    716,272   $       21,597    $      58,327
 Net realized gains (losses). . .       (497,642)         254,157        179,065      1,471,214          196,024          104,001
 Net unrealized appreciation
  (depreciation) during the period       (88,006)        (813,644)       (60,841)     1,149,372        1,366,734         (279,934)
                                    ------------   --------------   ------------   ------------   --------------    -------------
Net increase (decrease) in net
 assets resulting from operations       (403,472)        (557,128)       634,301      3,336,858        1,584,355         (117,606)
From policyholder transactions:
 Net premiums from policyholders       4,969,799        7,056,455      6,430,967      3,603,306       11,422,860        6,249,522
 Net benefits to policyholders  .     (4,194,616)      (3,706,669)    (1,313,921)   (12,969,789)      (2,428,740)      (1,882,431)
                                    ------------   --------------   ------------   ------------   --------------    -------------
Net increase (decrease) in net
 assets resulting from
 policyholder transactions  . . .        775,183        3,349,786      5,117,046     (9,366,483)       8,994,120        4,367,091
                                    ------------   --------------   ------------   ------------   --------------    -------------
Net increase (decrease) in net
 assets . . . . . . . . . . . . .        371,711        2,792,658      5,751,347     (6,029,625)      10,578,475        4,249,485
Net assets at beginning of period      9,873,799        7,081,141      1,329,794     17,088,499        6,510,024        2,260,539
                                    ------------   --------------   ------------   ------------   --------------    -------------
Net assets at end of period . . .   $ 10,245,510   $    9,873,799   $  7,081,141   $ 11,058,874   $   17,088,499    $   6,510,024
                                    ============   ==============   ============   ============   ==============    =============



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                      EQUITY INDEX                  HIGH YIELD BOND
                                       SUBACCOUNT                      SUBACCOUNT
                        ----------------------------------------   ------------------
                            1999          1998          1997         1999       1998*
                        -------------  ------------  ------------  ----------  ---------
                        ----------------------------------------------------------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $  1,615,313   $   592,136   $   255,331   $   7,149    $   11
 Net realized gains
  (losses). . . . . .      1,761,823       997,526        72,875      (4,898)       --
 Net unrealized
  appreciation
  (depreciation)
  during the period .      3,255,121     2,882,597       973,872        (611)       (9)
                        ------------   -----------   -----------   ---------    ------
Net increase in net
 assets resulting from
 operations . . . . .      6,632,257     4,472,259     1,302,078       1,640         2
From policyholder
 transactions:
 Net premiums from
  policyholders . . .     21,134,600    18,349,859     9,373,895     270,875     1,791
 Net benefits to
  policyholders . . .    (10,605,541)   (6,452,625)   (1,445,089)   (112,214)      (28)
                        ------------   -----------   -----------   ---------    ------
Net increase in net
 assets resulting from
 policyholder
 transactions . . . .     10,529,059    11,897,234     7,928,806     158,661     1,763
                        ------------   -----------   -----------   ---------    ------
Net increase in net
 assets . . . . . . .     17,161,316    16,369,493     9,230,884     160,301     1,765
Net assets at
 beginning of period      26,799,569    10,430,076     1,199,192       1,765         0
                        ------------   -----------   -----------   ---------    ------
Net assets at end of
 period . . . . . . .   $ 43,960,885   $26,799,569   $10,430,076   $ 162,066    $1,765
                        ============   ===========   ===========   =========    ======





                                     GLOBAL BOND                        TURNER CORE GROWTH
                                     SUBACCOUNT                             SUBACCOUNT
                        -------------------------------------   -----------------------------------
                           1999          1998         1997         1999          1998         1997
                        ------------  -----------  -----------  ------------  -----------  -----------
                        ------------------------------------------------------------------------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $   363,760   $  193,696   $  145,268   $   228,143   $   44,428    $ 21,765
 Net realized gains .           959       25,425        4,242       411,650       38,125       1,020
 Net unrealized
  appreciation
  (depreciation)
  during the period .      (578,510)      91,397        7,679        25,769      318,448      17,720
                        -----------   ----------   ----------   -----------   ----------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .      (213,791)     310,518      157,189       665,562      401,001      40,505
From policyholder
 transactions:
 Net premiums from
  policyholders . . .     6,601,235    2,562,718    2,575,091     1,780,115    2,940,093     209,202
 Net benefits to
  policyholders . . .    (1,575,307)    (892,634)    (522,585)   (2,330,735)    (811,472)     (7,612)
                        -----------   ----------   ----------   -----------   ----------    --------
Net increase
 (decrease) in net
 assets resulting from
 policyholder
 transactions . . . .     5,025,928    1,670,084    2,052,506      (550,620)   2,128,621     201,590
                        -----------   ----------   ----------   -----------   ----------    --------
Net increase in net
 assets . . . . . . .     4,812,137    1,980,602    2,209,695       114,942    2,529,622     242,095
Net assets at
 beginning of period      4,608,410    2,627,808      418,113     2,774,457      244,835       2,740
                        -----------   ----------   ----------   -----------   ----------    --------
Net assets at end of
 period . . . . . . .   $ 9,420,547   $4,608,410   $2,627,808   $ 2,889,399   $2,774,457    $244,835
                        ===========   ==========   ==========   ===========   ==========    ========



---------
*  From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                  BRANDES                            FRONTIER CAPITAL               ENHANCED  U.S.
                                           INTERNATIONAL EQUITY                        APPRECIATION                     EQUITY
                                                SUBACCOUNT                              SUBACCOUNT                    SUBACCOUNT
                                    -----------------------------------   --------------------------------------   ----------------
                                       1999          1998        1997        1999          1998          1997           1999*
                                    ------------  -----------  ---------  ------------  ------------  -----------  ----------------
                                    -----------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) . .   $   364,838   $   69,983   $  8,486   $   307,548   $    (9,118)  $   52,673      $    (22)
 Net realized gains . . . . . . .        40,298        8,487        371       161,229        89,974       10,828          (746)
 Net unrealized appreciation
  (depreciation) during the period    1,857,041      101,256    (32,110)    3,089,604       524,011       28,386            --
                                    -----------   ----------   --------   -----------   -----------   ----------      --------
Net increase (decrease) in net
 assets resulting from operations     2,262,177      179,726    (23,253)    3,558,381       604,867       91,887          (768)
From policyholder transactions:
 Net premiums from policyholders      8,879,281      457,392    764,978     3,638,304     5,165,104    2,429,648        19,988
 Net benefits to policyholders  .       (92,663)     (76,919)   (10,047)   (1,766,348)   (1,076,779)     (47,057)      (19,220)
                                    -----------   ----------   --------   -----------   -----------   ----------      --------
Net increase in net assets
 resulting from policyholder
 transactions . . . . . . . . . .     8,786,618      380,473    754,931     1,871,956     4,088,325    2,382,591           768
                                    -----------   ----------   --------   -----------   -----------   ----------      --------
Net increase in net assets  . . .    11,048,795      560,199    731,678     5,430,337     4,693,192    2,474,478            --
Net assets at beginning of period     1,355,068      794,869     63,191     7,229,794     2,536,602       62,124            --
                                    -----------   ----------   --------   -----------   -----------   ----------      --------
Net assets at end of period . . .   $12,403,863   $1,355,068   $794,869   $12,660,131   $ 7,229,794   $2,536,602      $     --
                                    ===========   ==========   ========   ===========   ===========   ==========      ========



---------
* From August 18, 1999 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1999

1. ORGANIZATION

  John Hancock Variable Life Account V (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-seven subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new portfolios are added to the Fund or to M Fund, or as other investment options are developed and made available to policyholders. The twenty-seven Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Sovereign Bond, Emerging Markets Equity, International Equity Index, Global Equity, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Bond Index, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, High Yield Bond, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation and Enhanced U.S. Equity Portfolios. Each Portfolio has a different investment objective.

  The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

 Estimates

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
 Actual results could differ from those estimates.

 Valuation of Investments

  Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date.
 Realized gains and losses on sales of underlying Portfolio shares are determined on the basis of identified cost.

 Federal Income Taxes

  The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

 Expenses

  JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at an annual rate of .60% of net assets of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

  JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

3. TRANSACTIONS WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

4. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at December 31, 1999 were as follows:


          PORTFOLIO             SHARES OWNED      COST          VALUE
          ---------             ------------  ------------  --------------
Large Cap Growth  . . . . . .     11,787,670  $259,620,615   $322,184,787
Sovereign Bond  . . . . . . .      9,107,510    89,287,240     83,089,685
Emerging Markets Equity . . .        208,571     2,082,165      2,557,550
International Equity Index  .      3,022,115    49,471,547     59,369,203
Global Equity . . . . . . . .         22,836       249,782        277,111
Small Cap Growth  . . . . . .      1,434,077    19,209,718     27,413,036
International Balanced  . . .        164,323     1,762,162      1,759,141
Mid Cap Growth  . . . . . . .      2,008,985    39,221,551     58,721,139
Large Cap Value . . . . . . .      1,192,316    17,149,736     16,085,160
Money Market  . . . . . . . .      3,264,801    32,648,014     32,648,013
Mid Cap Value . . . . . . . .      1,154,192    15,060,455     14,746,878
Small/Mid Cap Growth  . . . .      3,333,171    51,576,302     46,780,938
Bond Index  . . . . . . . . .        237,940     2,308,600      2,217,155
Small/Mid Cap CORE  . . . . .         20,329       185,034        199,539
Real Estate Equity  . . . . .      2,718,783    35,822,199     31,195,285
Growth & Income . . . . . . .     31,691,185   517,130,031    634,182,356
Managed . . . . . . . . . . .     25,766,772   369,191,519    398,051,112
Short-Term Bond . . . . . . .        482,031     4,840,048      4,686,254
Small Cap Value . . . . . . .        938,482    11,141,653     10,245,510
International Opportunities .        728,882     8,723,854     11,058,874
Equity Index  . . . . . . . .      2,148,838    36,790,499     43,960,886
High Yield Bond . . . . . . .         18,034       162,686        162,066
Global Bond . . . . . . . . .        959,431     9,902,233      9,420,547
Turner Core Growth  . . . . .        126,010     2,527,465      2,889,399
Brandes International Equity         799,218    10,477,675     12,403,863
Frontier Capital Appreciation        599,438     9,018,130     12,660,131
Enhanced U.S. Equity  . . . .             --            --             --




  Purchases, including reinvestment of dividend distributions and proceeds from sales of shares in the Portfolios of the Fund and of M Fund during 1999, were as follows:

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

             PORTFOLIO                 PURCHASES        SALES
             ---------                ------------  --------------
------------------------------------------------------------------
Large Cap Growth  . . . . . . . . .   $ 71,192,062   $ 89,948,230
Sovereign Bond  . . . . . . . . . .     18,768,818     14,426,455
Emerging Markets Equity . . . . . .      2,971,480      1,179,639
International Equity Index  . . . .      9,412,771      6,338,770
Global Equity . . . . . . . . . . .        274,423         27,839
Small Cap Growth  . . . . . . . . .     10,160,703      3,395,750
International Balanced  . . . . . .        466,071        375,821
Mid Cap Growth  . . . . . . . . . .     32,202,688      4,497,230
Large Cap Value . . . . . . . . . .     10,666,546      4,376,042
Money Market  . . . . . . . . . . .     33,681,591     22,059,838
Mid Cap Value . . . . . . . . . . .      4,708,779      6,883,610
Small/Mid Cap Growth  . . . . . . .     14,310,567      8,176,576
Bond Index  . . . . . . . . . . . .      2,471,132        158,321
Small/Mid Cap CORE  . . . . . . . .        144,191         12,199
Real Estate Equity  . . . . . . . .      5,646,529      6,020,124
Growth & Income . . . . . . . . . .    115,948,019     50,972,915
Managed . . . . . . . . . . . . . .     60,220,117    111,164,751
Short-Term Bond . . . . . . . . . .      2,241,538      3,423,145
Small Cap Value . . . . . . . . . .      3,641,205      2,683,846
International Opportunities . . . .      3,391,076     12,041,286
Equity Index  . . . . . . . . . . .     17,594,261      5,449,888
High Yield Bond . . . . . . . . . .        302,394        136,584
Global Bond . . . . . . . . . . . .      6,723,256      1,333,568
Turner Core Growth  . . . . . . . .      2,009,448      2,331,926
Brandes International Equity  . . .      9,317,326        165,871
Frontier Capital Appreciation . . .      3,798,929      1,619,426
Enhanced U.S. Equity  . . . . . . .         19,619         18,873

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

5. NET ASSETS

  Accumulation shares attributable to net assets of contractowners and accumulation shares values for each subaccount at December 31, 1999 were as follows:


                                                                                                 CLASS 98
                                    FLEX V CLASS #1       FLEX V ENHANCED CLASS #2           (COMPANY CLASS)
                                ------------------------  -------------------------  --------------------------------
                                 ACCUMULATION    SHARES    ACCUMULATION    SHARES         ACCUMULATION         SHARES
          PORTFOLIO                 SHARES        VALUE       SHARES        VALUE            SHARES             VALUE
          ---------             ---------------  -------  --------------  ---------  -----------------------  ---------
Large Cap Growth  . . . . . .         3,106,446  $ 80.00        936,672    $ 79.68                        --        --
Sovereign Bond  . . . . . . .         2,894,651    23.69        612,925      23.69                        --        --
Emerging Markets Equity . . .           146,465    12.77         53,760      12.77                        --        --
International Equity Index  .         1,552,416    27.55        548,767      27.55                    50,131   $ 29.54
Global Equity . . . . . . . .            15,456    12.23          7,209      12.23                        --        --
Small Cap Growth  . . . . . .           753,944    21.70        509,520      21.70                        --        --
International Balanced  . . .            69,582    13.29         62,782      13.29                        --        --
Mid Cap Growth  . . . . . . .         1,059,727    35.59        590,165      35.59                        --        --
Large Cap Value . . . . . . .           553,562    16.17        441,513      16.17                        --        --
Money Market  . . . . . . . .         1,463,048    18.10        341,250      18.10                        --        --
Mid Cap Value . . . . . . . .           415,778    14.06        632,757      14.06                        --        --
Small/Mid Cap Growth  . . . .         1,032,806    19.80      1,278,020      19.80                    50,000     20.48
Bond Index  . . . . . . . . .            28,882    10.34        185,511      10.34                        --        --
Small/Mid Cap CORE  . . . . .            12,726    10.76          5,814      10.76                        --        --
Real Estate Equity  . . . . .         1,081,365    22.14        274,017      22.14                    50,243     23.73
Growth & Income . . . . . . .         7,039,546    68.13      2,268,912      68.13                        --        --
Managed . . . . . . . . . . .         8,456,417    39.65      1,582,418      39.65                        --        --
Short-Term Bond . . . . . . .           166,277    12.99        142,786      12.99                    50,000     13.44
Small Cap Value . . . . . . .           434,574    12.32        397,327      12.32                        --        --
International Opportunities .           435,347    16.54        233,555      16.54                        --        --
Equity Index  . . . . . . . .           915,344    23.08        989,278      23.08                        --        --
High Yield Bond . . . . . . .           442,669    12.16        352,069      12.16                        --        --
Global Bond . . . . . . . . .           422,669    12.16        352,069      12.16                        --        --
Turner Core Growth  . . . . .            41,442    26.33         68,302      26.33                        --        --
Brandes International Equity            414,650    17.14        308,793      17.14                        --        --
Frontier Capital Appreciation           324,311    21.11        276,873      21.11                        --        --
Enhanced U.S. Equity  . . . .                --    13.25             --      13.25                        --        --

                   ALPHABETICAL INDEX OF KEY WORDS AND PHRASES


  This index should help you locate more information about many of the important concepts in this prospectus.

 KEY WORD OR PHRASE       PAGE        KEY WORD OR PHRASE                  PAGE
Account. . . . . . . .    23         monthly deduction date. . . . . . .   30
                                     mortality and expense risk charge .   10
account value. . . . .      7        optional benefits . . . . . . . . .   10
attained age . . . . .      8        options for death benefit . . . . .   14
                                     owner . . . . . . . . . . . . . . .    5
Basic Premium. . . . .               partial withdrawal. . . . . . . . .   13
                                     partial withdrawal charge . . . . .   10
basic account value. .               payment options . . . . . . . . . .   16
                                     Planned Premium . . . . . . . . . .    6
Benchmark Value. . . .               policy anniversary. . . . . . . . .   30
                                     policy year . . . . . . . . . . . .   30
beneficiary. . . . . .    23         premium; premium payment. . . . . .    5
business day . . . . .    23         prospectus. . . . . . . . . . . . .    3
charges. . . . . . . .      7        receive; receipt. . . . . . . . . .   19
Code . . . . . . . . .    29         reinstate; reinstatement. . . . . .    7
cost of insurance rates     8        sales charges . . . . . . . . . . .    9
                                     SEC . . . . . . . . . . . . . . . .    2
Current Death Benefit.               Separate Account. . . . . . . . . .   28
date of issue. . . . .    25         Servicing Office. . . . . . . . . .    2
                                     special loan account. . . . . . . .   14
death benefit. . . . .      3        subaccount. . . . . . . . . . . . .   28
deductions . . . . . .      7        surrender . . . . . . . . . . . . .   13
dollar cost averaging.    10         surrender value . . . . . . . . . .   13
                                     Target Premium. . . . . . . . . . .    9
Excess Value . . . . .               tax considerations. . . . . . . . .   35
expenses of the Series               telephone transfers . . . . . . . .   19
 Funds . . . . . . . .      9        Total Sum Insured . . . . . . . . .   14
                                     transfers of account value. . . . .   12
Extra Death Benefit. .               Trust . . . . . . . . . . . . . . .    2
fixed investment option   24         variable investment options . . . .    1
full surrender . . . .    11         we; us. . . . . . . . . . . . . . .   28
fund . . . . . . . . .      2        withdrawal. . . . . . . . . . . . .   13
grace period . . . . .      6        withdrawal charges. . . . . . . . .   10
Guaranteed Death                     you; your . . . . . . . . . . . . .    5
 Benefit . . . . . . .    12
insurance charge . . .      8

insured person . . . .      4
investment options . .      1
JHVLICO. . . . . . . .    23
John Hancock Variable
 Series Trust  . . . .      2

lapse. . . . . . . . .      6

Level Schedule . . . .

loan . . . . . . . . .    11

loan interest. . . . .    12

maximum premiums . . .      5
minimum insurance
 amount. . . . . . . .    13

Minimum First Premium.      5

                                    PART II

                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                       REPRESENTATION OF REASONABLENESS

John Hancock Variable Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                     UNDERTAKING REGARDING INDEMNIFICATION

      Pursuant to Section X of JHVLICO's Bylaws and Section 67 of the Massachusetts Business Corporation Law, JHVLICO indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of JHVLICO.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following Papers and Documents:

      The facing sheet.

      Cross-Reference Table.

      The prospectus consisting of __ pages and the prospectus including consisting of __ pages.

      The undertaking to file reports.

      The undertaking regarding indemnification.

      The signatures.

     The following exhibits:

1.A.  (1)  JHVLICO Board Resolution establishing the separate account included in Post-Effective Amendment No 10 to this Form S-6 Registration Statement, filed March 5, 1996.

      (2)  Not Applicable

      (3) (a) Form of Distribution Agreement by and among John Hancock Distributors, Inc., John Hancock Mutual Life Insurance Company, and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.

           (b) Specimen Variable Contracts Selling Agreement between John Hancock Distributors, Inc., and selling broker-dealers, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.

           (c) Schedule of sales commissions included in Exhibit I A. (3) (a) above.


      (4)  Not Applicable

      (5) (a) Form of scheduled premium variable life insurance policy, included in the initial filing of this Form S-6 Registration Statement, filed August 18, 1987.

           (b) Form of endorsement (FO189E) for scheduled annual premium variable life insurance policy to reflect availability of a fixed subaccount, included in Post-Effective Amendment No. 3 to this Form S-6 Registration Statement, filed in April, 1989.

           (c) Form of endorsement (FO289E) for scheduled annual premium variable life insurance policy to describe variable loan rate, included in Post-Effective Amendment No. 3 to this Form S-6 Registration Statement, filed in April, 1989.

      (6) (a) JHVLICO Certificate of Incorporation included in Post-Effective Amendment No. 10 to this Form S-6 Registration Statement, filed March 5, 1996.

           (b) JHVLICO By-laws included in Post-Effective Amendment No.10 to this Form S-6 Registration Statement, filed March 5, 1996.

      (7)  Not Applicable.

      (8)  Not Applicable.

      (9)  Not Applicable.

      (10) Form of application for Policy, included in the initial filing of this Form S-6 Registration Statement, filed August 18, 1987.

  2.  Included as exhibit 1.A (5) above

  3. Opinion and consent of counsel as to securities being registered, included in Post-Effective Amendment No. 3 to this Form S-6 Registration Statement, filed in April, 1989.

  4.  Not Applicable

  5.  Not Applicable

  6.  Opinion and consent of actuary.

  7.  Consent of independent auditors (Filed herewith).

  8. Memorandum describing JHVLICO's issuance, transfer and redemption procedures for the policy pursuant to Rule 6e-2(b)(l2)(ii), and method of computing adjustments in payments and values of Policy upon conversion to a fixed benefit policy pursuant to Rule 6e2(b)(13)(v)(B), included in Post-Effective Amendment No. 3 to this Form S-6 Registration Statement filed in April, 1989.

  9. Powers of Attorney for Bruce M. Jones and Paul Strong, incorporated by reference from Post-Effective Amendment No. 2 to File No. 333-81127, filed contemporaneously herewith. Power of Attorney for Ronald J. Bocage, incorporated by reference from Form 10-K annual report of John Hancock Variable Life Insurance Company (File No. 33-62895) filed March 28, 1997. Powers of attorney for Tomlinson, D'Alessandro, Luddy, Lee, Reitano, Van Leer, and Paster included in Post-Effective Amendment No. 10 to this Form S-6 Registration Statement filed March 5, 1996.

  10. Opinion of counsel as to eligibility of this Post-Effective Amendment for filing pursuant to Rule 485(b) (Filed herewith).

 (11.)Not Applicable.  The Registrant invests only in shares of open-end funds.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 1st day of May, 2000.

                                 JOHN HANCOCK VARIABLE LIFE
                                 INSURANCE COMPANY

(SEAL)

                                     By  /s/ MICHELE G. VAN LEER
                                         -----------------------
                                         Michele G. Van Leer
                                         President



Attest:    /s/ PETER H. SCAVONGELLI
           ------------------------
           Peter H. Scavongelli
           Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures                     Title                              Date
----------                     -----                              ----


/s/ PATRICK F. SMITH
--------------------
Patrick F. Smith           Controller (Principal Accounting     May 1, 2000
                           Officer and Acting Principal
                           Financial Officer)

/s/ MICHELE G. VAN LEER
-----------------------
Michele G. Van Leer        Vice Chairman of the Board
for herself and as         and President(Acting Principal
Attorney-in-Fact           Executive Officer)                   May 1, 2000

      For:  David F. D'Alessandro  Chairman of the Board
            Robert S. Paster       Director
            Thomas J. Lee          Director
            Barbara L. Luddy       Director
            Ronald J. Bocage       Director
            Robert R. Reitano      Director
            Bruce M. Jones         Director
            Paul Strong            Director

      Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 1st day of May, 2000.


                         On behalf of the Registrant

                 By John Hancock Variable Life Insurance Company
                                  (Depositor)



(SEAL)



                                 By  /s/ Michele G. Van Leer
                                     -----------------------
                                     Michele G. Van Leer
                                     President



Attest   /s/ PETER H. SCAVONGELLI
         ------------------------
         Peter H. Scavongelli
         Secretary